W&R Funds, Inc.
                      Asset Strategy Fund
                      Core Equity Fund
                      High Income Fund
                      International Growth Fund
                      Large Cap Growth Fund
                      Limited-Term Bond Fund
                      Mid Cap Growth Fund
                      Money Market Fund
                      Municipal Bond Fund
                      Science and Technology Fund
                      Small Cap Growth Fund
                      Tax-Managed Equity Fund

                    Semiannual
                    Report
                    ------------------
                    September 30, 2002

CONTENTS

         5     Asset Strategy Fund

        20     Core Equity Fund

        34     High Income Fund

        52     International Growth Fund

        66     Large Cap Growth Fund

        79     Limited-Term Bond Fund

        94     Mid Cap Growth Fund

       110     Money Market Fund

       122     Municipal Bond Fund

       138     Science and Technology Fund

       154     Small Cap Growth Fund

       168     Tax-Managed Equity Fund

       181     Notes to Financial Statements

       203     Independent Auditors' Report

       204     Directors & Officers





This report is submitted for the general information of the shareholders of W&R Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the W&R Funds, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER
-----------------------------------------------------------------
     September 30, 2002


Dear Shareholder,

Enclosed is our report on your Fund's operations for the six months ended September 30, 2002.

The last six months brought negative headlines about corporate accounting scandals that served to dash investor confidence and adversely affect the markets. Combined with ongoing geopolitical turmoil and global terrorist threats, this created a recipe for a generally depressed market environment by September 30.

Unfortunately, the above factors served to overshadow some modestly positive news that suggests the economy may be recovering gradually. With inflation seemingly well contained, low interest rates and factory orders rising, signs are pointing to a potentially improving economic climate, although the strength and sustainability remain uncertain. We believe that the Federal Reserve is more likely to be reducing, rather than increasing, interest rates in the near term.

While corporate profits remained mostly depressed during the period, we believe that continued low interest rates, tame inflation, aggressive cost cutting by domestic companies and rising productivity may be the right recipe going forward. While we do expect volatility to continue as the theme for the next few quarters, the underlying trends lead us to believe that the prospects for the equity markets are becoming more favorable. Stocks are depressed. Most companies do not have accounting or management problems, but most have been punished as if they do. We believe that the events of the last few months have created a good buying opportunity for those with a long-term investment horizon.

At September 30, virtually all of the primary equity indexes had shown negative returns. For the last six months, the Nasdaq Composite Index was among the hardest hit, declining 36.49 percent. The other two major indexes suffered nearly as much. The S&P 500 Index declined 28.37 percent over the last six months and the Dow Jones Industrial Average declined 26.30 percent for the period.

In contrast, bonds did much better during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index's increase of 8.28 percent for the period. Skepticism surrounding corporate accounting, along with geopolitical uncertainty, has brought out some risk aversion among investors, driving them toward the more conservative fixed-income securities. Bond performance over the last six months also has been aided by low and declining inflation rates and an accommodative Federal Reserve.

Without question, events of the last six months have impacted the market, causing concern among investors. While ongoing change can be disconcerting, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program over time take advantage of opportunities presented by the market's periodic downdrafts.

Ultimately, we believe that it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based
                                       3
on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.

Respectfully,
Henry J. Herrmann
President

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND
-----------------------------------------------------------------
Asset Strategy Fund

GOAL
To seek high total return over the long term.

Strategy
Invests in stocks, bonds and short-term instruments. Within each of these classes, the Fund may invest in both domestic and foreign securities.

Founded
1995

Scheduled Dividend Frequency
Quarterly (March, June, September and December)

Performance Summary - Class C Shares

Per Share Data
For the Six Months Ended September 30, 2002
-------------------------------------------

Dividends paid                   $0.04
                                 =====

Net asset value on
9-30-02                         $11.15
3-31-02                          11.32
                                ------
Change per share                $(0.17)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND
-----------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------   -------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 9-30-02       -7.19%    -1.52%         -6.11%         -2.32%
 5-year period
  ended 9-30-02          ---       ---            ---            ---
10-year period
  ended 9-30-02          ---       ---            ---            ---
Since inception
  of Class(F)         -5.22%    -2.66%         -4.42%         -3.39%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C) Performance data does not take into account the sales load deducted on an initial purchase.
(D) Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E) Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F) 7-10-00 for Class A shares and 7-3-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
Period             Class C(B)   Class Y(C)
------             ---------    ---------
 1-year period
  ended 9-30-02        -2.25%    -1.33%
 5-year period
  ended 9-30-02         7.08%     8.02%
10-year period
  ended 9-30-02          ---       ---
Since inception
  of Class(D)           7.22%     8.41%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C) Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D) 4-20-95 for Class C shares and 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND
-----------------------------------------------------------------
Portfolio Highlights

On September 30, 2002, Asset Strategy Fund had net assets totaling $59,320,870 invested in a diversified portfolio of:

   59.59% United States Government Securities
   21.49% Common Stocks
    7.18% Cash and Cash Equivalents, Options and Unrealized Loss on
            Open Forward Currency Contracts
    6.59% Bullion
    3.74% Corporate Debt Securities
    1.41% Other Government Securities

As a shareholder of Asset Strategy Fund, for every $100 you had invested on September 30, 2002, your Fund owned:

  $59.59  United States Government Securities
   21.49  Common Stocks
    7.18 Cash and Cash Equivalents, Options and Unrealized Loss on Open Forward Currency Contracts
    6.59  Bullion
    3.74  Corporate Debt Securities
    1.41  Other Government Securities

THE INVESTMENTS OF ASSET STRATEGY FUND
     September 30, 2002

                                                Troy
                                              Ounces        Value

BULLION - 6.59%
 Gold  ...................................    12,084    $ 3,909,623
                                                        -----------
 (Cost: $3,553,563)

                                              Shares

COMMON STOCKS
Chemicals -- Specialty - 0.08%
 OM Group, Inc.  .........................     1,100         47,080
                                                        -----------

Communications Equipment - 0.20%
 Cisco Systems, Inc. (A)*  ...............    11,400        119,472
                                                        -----------

Food and Related - 0.48%
 American Italian Pasta Company, Class A*      3,600        128,484
 Smucker (J.M.) Company (The)  ...........     4,300        157,810
                                                        -----------
                                                            286,294
                                                        -----------

Gold and Precious Metals - 8.05%
 Agnico-Eagle Mines Limited  .............    35,300        565,153
 Barrick Gold Corporation  ...............   123,591      1,921,840
 Goldcorp Incorporated (B)  ..............    14,490        160,797
 Meridian Gold Inc. (B)*  ................    15,240        278,663
 Placer Dome Inc.  .......................   202,491      1,848,743
                                                        -----------
                                                          4,775,196
                                                        -----------

Hospital Supply and Management - 0.32%
 Health Management Associates,
   Inc., Class A* ........................     9,429        190,654
                                                        -----------

Leisure Time Industry - 0.12%
 Sturm, Ruger & Company, Inc.  ...........     5,700         69,540
                                                        -----------

Mining - 3.75%
 Newmont Mining Corporation  .............    80,845      2,224,046
                                                        -----------

Petroleum -- Canada - 0.40%
 Nabors Industries Ltd.*  ................     7,200        235,800
                                                        -----------

Petroleum -- Domestic - 2.86%
 Anadarko Petroleum Corporation  .........    16,141        718,920
 Burlington Resources Inc.  ..............    18,858        723,393
 Patterson-UTI Energy, Inc.*  ............    10,100        257,853
                                                        -----------
                                                          1,700,166
                                                        -----------

Petroleum -- International - 1.23%
 Exxon Mobil Corporation  ................    22,853        729,011
                                                        -----------

Petroleum -- Services - 1.08%
 Baker Hughes Incorporated  ..............    22,054        640,228
                                                        -----------

Publishing - 0.25%
 Valassis Communications, Inc.*  .........     4,200        147,294
                                                        -----------

Utilities -- Electric - 2.67%
 Dominion Resources, Inc.  ...............    10,776        546,666
 Entergy Corporation  ....................    13,200        549,120
 Progress Energy, Inc.  ..................    12,000        490,440
                                                        -----------
                                                          1,586,226
                                                        -----------

TOTAL COMMON STOCKS - 21.49%                            $12,751,007
 (Cost: $13,440,042)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Banks - 0.51%
 Banco Latinoamericano de
   Exportaciones, S.A.,
   6.59%, 10-6-02 (C) ....................   $   300        300,080
                                                        -----------

Beverages - 0.52%
 Diageo Capital plc,
   6.0%, 3-27-03 .........................       300        305,960
                                                        -----------

Food and Related - 0.24%
 GRUMA, S.A. de C.V.,
   7.625%, 10-15-07 ......................       150        142,500
                                                        -----------

Multiple Industry - 0.85%
 Ford Motor Credit Company,
   6.125%, 4-28-03 .......................       500        503,713
                                                        -----------

Trucking and Shipping - 1.01%
 WMX Technologies, Inc.:
   7.7%, 10-1-02 .........................       300        300,000
   6.375%, 12-1-03 .......................       300        301,258
                                                        -----------
                                                            601,258
                                                        -----------

Utilities -- Electric - 0.42%
 PP&L Capital Funding, Inc.,
   7.7%, 11-15-07 ........................       250        250,480
                                                        -----------

Utilities -- Telephone - 0.19%
 Comtel Brasileira Ltda.,
   10.75%, 9-26-04 .......................       150        112,332
                                                        -----------

TOTAL CORPORATE DEBT SECURITIES - 3.74%                  $2,216,323
 (Cost: $2,249,889)

OTHER GOVERNMENT SECURITIES
Brazil - 0.95%
 Federative Republic of Brazil,
   11.0%, 1-11-12 ........................     1,250        562,500
                                                      ------------

Mexico - 0.46%
 United Mexican States,
   8.625%, 3-12-08 .......................       250        272,750
                                                        -----------

TOTAL OTHER GOVERNMENT SECURITIES - 1.41%               $   835,250
                                                        -----------
 (Cost: $1,245,315)

UNITED STATES GOVERNMENT SECURITIES
 United States Treasury Notes:
   2.75%, 10-31-03 (A) ...................    23,775     24,105,615
   3.0%, 2-29-04 .........................     8,000      8,160,000
   3.375%, 4-30-04 .......................     3,000      3,082,266
                                                        -----------
TOTAL UNITED STATES GOVERNMENT SECURITIES - 59.59%      $35,347,881
 (Cost: $34,754,767)                                    -----------

                                           Number of
                                           Contracts

CALL OPTIONS - 0.02%
 Standard & Poors 500 Index, Collateral -
   Cash, March 975,
   Expires 3-22-03 .......................        10    $    14,500
                                                        -----------
 (Cost: $22,730)

                                                Face
                                           Amount in
                                           Thousands

UNREALIZED GAIN (LOSS) ON OPEN
FORWARD CURRENCY CONTRACTS - (0.29%)
 Japanese Yen, 12-11-02 (D)  .............  Y141,628      1,072,855
 Japanese Yen, 12-11-02 (D)  .............    80,000        615,148
 Japanese Yen, 12-11-02 (D)  .............    35,407        272,896
 Japanese Yen, 12-11-02 (D)  .............    35,407        271,317
 Japanese Yen, 12-11-02 (D)  .............    30,000        236,761
 Japanese Yen, 12-11-02 (D)  .............    20,000        158,919
 Japanese Yen, 12-11-02 (D)  .............    10,000         77,676
 Japanese Yen, 12-11-02 (D)  .............    88,110       (713,040)
 Japanese Yen, 12-11-02 (D)  .............   264,331     (2,164,696)
                                                        -----------
                                                        $  (172,164)
                                                        -----------

TOTAL SHORT-TERM SECURITIES - 6.74%                     $ 3,998,000
 (Cost: $3,998,000)

TOTAL INVESTMENTS - 99.29%                              $58,900,420
 (Cost: $59,264,306)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.71%           420,450

NET ASSETS - 100.00%                                    $59,320,870


Notes to Schedule of Investments

    *No income dividends were paid during the preceding 12 months.

(A) As of September 30, 2002, a portion of the securities is used as cover for the following written call options. (See Note 6 to financial statements):
                      Contracts
     Underlying       Subject   Expiration Month/  Premium    Market
     Security         to Call   Exercise Price    Received     Value
     ----------       --------- ----------------  --------    ------
     Cisco Systems, Inc.  114       October/12.5   $16,464    $1,710
     Lennar Corporation   34        November/65      2,652     2,652
                                                   -------    ------
                                                   $19,116    $4,362
                                                   =======    ======
     In addition to the above written call options, the following written put options were outstanding as of September 30, 2002. (See Note 6 to financial statements):
                         Contracts
     Underlying          Subject  Expiration Month/Premium    Market
     Security            to Put   Exercise Price  Received     Value
     ----------          ------------------------ --------  --------
     Cable and Wireless, ADR        135         October/10   $30,915  $ 61,676
     Cable and Wireless, ADR        242         October/10    57,426  110,560
     Cisco Systems, Inc.  114       October/10       8,615     6,270
                                                   -------  --------
                                                   $96,956  $178,506
                                                   =======  ========

(B)  Listed on an exchange outside the United States.

(C) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, the total value of this security amounted to 0.51% of net assets.

(D) Principal amounts are denominated in the indicated foreign currency, where applicable (Y - Japanese Yen.)

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     ASSET STRATEGY FUND
     September 30, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investments -- at value (Notes 1 and 3):
   Bullion (cost - $3,553)..................................   $ 3,909
   Securities (cost - $55,711)..............................    54,991
                                                               -------
                                                                58,900
 Cash  .....................................................         1
 Receivables:
   Fund shares sold ........................................       717
   Dividends and interest...................................       436
   Investment securities sold...............................       353
                                                               -------
    Total assets  ..........................................    60,407
LIABILITIES                                                    -------
 Payable for investment securities purchased  ..............       530
 Payable to Fund shareholders  .............................       339
 Outstanding written options at market (Note 6)  ...........       183
 Accrued shareholder servicing (Note 2)  ...................        13
 Accrued accounting services fee (Note 2)  .................         3
 Accrued distribution fee (Note 2)  ........................         1
 Accrued management fee (Note 2)  ..........................         1
 Other  ....................................................        16
                                                               -------
    Total liabilities  .....................................     1,086
                                                               -------
      Total net assets .....................................   $59,321
NET ASSETS                                                     =======
 $0.01 par value capital stock:
   Capital stock ...........................................   $    53
   Additional paid-in capital...............................    61,970
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income .........        49
   Accumulated undistributed net realized loss
    on investment transactions  ............................    (2,320)
   Net unrealized depreciation in value of written options         (67)
   Net unrealized depreciation in value of investments .....      (364)
                                                               -------
    Net assets applicable to outstanding units of
      capital ..............................................   $59,321
Net asset value per share (net assets divided                  =======
 by shares outstanding):
 Class A  ..................................................    $11.15
 Class B  ..................................................    $11.15
 Class C  ..................................................    $11.15
 Class Y  ..................................................    $11.16
Capital shares outstanding:
 Class A  ..................................................       585
 Class B  ..................................................       264
 Class C  ..................................................     4,410
 Class Y  ..................................................        61
Capital shares authorized ..................................   200,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     ASSET STRATEGY FUND
     For the Six Months Ended September 30, 2002
     (In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ...............................    $  727
   Dividends (net of foreign withholding taxes of $3) ......        69
                                                                ------
    Total income  ..........................................       796
 Expenses (Note 2):                                             ------
   Investment management fee ...............................       197
   Distribution fee:
    Class A  ...............................................       ---*
    Class B  ...............................................        10
    Class C  ...............................................       180
    Class Y  ...............................................         1
   Shareholder servicing:
    Class A  ...............................................         6
    Class B  ...............................................         6
    Class C  ...............................................        66
    Class Y  ...............................................         1
   Service fee:
    Class A  ...............................................         6
    Class B  ...............................................         3
    Class C  ...............................................        60
   Registration fees .......................................        31
   Accounting services fee .................................        18
   Custodian fees ..........................................        13
   Audit fees ..............................................         9
   Legal fees ..............................................         1
   Other ...................................................        11
                                                                ------
    Total  .................................................       619
                                                                ------
       Net investment income  ..............................       177
                                                                ------


*Not shown due to rounding.

See Notes to Financial Statements.

     ASSET STRATEGY FUND
     For the Six Months Ended September 30, 2002
     (In Thousands)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
 Realized net gain on securities  ..........................       960
 Realized net gain on futures contracts  ...................       103
 Realized net loss on written options  .....................       (34)
 Realized net gain on purchased options  ...................       112
                                                                ------
   Realized net gain on investments ........................     1,141
 Unrealized depreciation in value of securities                 ------
   during the period .......................................    (1,801)
 Unrealized depreciation in value of forward currency
   contracts during the period .............................      (170)
 Unrealized depreciation in value of written
   options during the period ...............................       (60)
 Unrealized depreciation in value of purchased
   options during the period ...............................        (8)
   Unrealized depreciation in value of investments              ------
    during the period  .....................................    (2,039)
                                                                ------
    Net loss on investments  ...............................      (898)
                                                                ------
      Net decrease in net assets resulting from operations .    $ (721)
                                                                ======


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     ASSET STRATEGY FUND
     (In Thousands)

                                         For the six For the fiscal
                                        months ended   year ended
                                       September 30,    March 31,
                                                2002         2002
                                         -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income .................   $   177       $  933
   Realized net gain (loss) on investments     1,141       (3,330)
   Unrealized appreciation (depreciation)     (2,039)       1,177
                                             -------      -------
    Net decrease in net assets resulting
      from operations ....................      (721)      (1,220)
                                             -------      -------
 Distributions to shareholders from (Note 1E):(A)
   Net investment income:
    Class A  .............................       (35)         (89)
    Class B  .............................        (7)         (44)
    Class C  .............................      (147)        (911)
    Class Y  .............................        (5)         (16)
   Realized gains on investment transactions:
    Class A  .............................       ---          (64)
    Class B  .............................       ---          (43)
    Class C  .............................       ---         (833)
    Class Y  .............................       ---          (10)
                                             -------      -------
                                                (194)      (2,010)
                                             -------      -------
 Capital share transactions
   (Note 5) ..............................     6,102       (1,608)
                                             -------      -------
   Total increase (decrease)..............     5,187       (4,838)
NET ASSETS
 Beginning of period  ....................    54,134       58,972
                                             -------      -------
 End of period  ..........................   $59,321      $54,134
                                             =======      =======
   Undistributed net investment
    income  ..............................   $    49      $    66
                                             =======      =======

(A)  See "Financial Highlights" on pages 16 - 19.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ASSET STRATEGY FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year        7-10-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period $11.33         $11.98         $15.22
                     ------         ------         ------
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.09           0.25           0.15
 Net realized and
   unrealized loss
   on investments ..  (0.19)         (0.40)         (0.60)
                     ------         ------         ------
Total from investment
 operations  .......  (0.10)         (0.15)         (0.45)
                     ------         ------         ------
Less distributions:
 From net investment
   income ..........  (0.08)         (0.30)         (0.13)
 From capital gains   (0.00)         (0.20)         (2.66)
                     ------         ------         ------
Total distributions   (0.08)         (0.50)         (2.79)
                     ------         ------         ------
Net asset value,
 end of period  .... $11.15         $11.33         $11.98
                     ======         ======         ======
Total return(2) ....  -0.90%         -1.25%         -3.77%
Net assets, end of
 period (in
 millions)  ........     $7             $4             $2
Ratio of expenses
 to average net
 assets  ...........   1.50%(3)       1.45%          1.26%(3)
Ratio of net investment
 income to average
 net assets  .......   1.31%(3)       2.28%          2.26%(3)
Portfolio turnover
 rate  .............  72.62%        143.38%        214.77%(4)

(1)  Commencement of operations of the class.
(2) Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)  Annualized.
(4)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ASSET STRATEGY FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-3-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period $11.32         $11.97         $15.21
                     ------         ------         ------
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.03           0.17           0.07
 Net realized and
   unrealized loss
   on investments ..  (0.17)         (0.41)         (0.60)
                     ------         ------         ------
Total from investment
 operations  .......  (0.14)         (0.24)         (0.53)
                     ------         ------         ------
Less distributions:
 From net investment
   income ..........  (0.03)         (0.21)         (0.05)
 From capital gains   (0.00)         (0.20)         (2.66)
                     ------         ------         ------
Total distributions   (0.03)         (0.41)         (2.71)
                     ------         ------         ------
Net asset value,
 end of period  .... $11.15         $11.32         $11.97
                     ======         ======         ======
Total return .......  -1.24%         -2.03%         -4.35%
Net assets, end of
 period (in
 millions)  ........     $3             $3             $2
Ratio of expenses
 to average net
 assets  ...........   2.40%(2)       2.25%          2.15%(2)
Ratio of net investment
 income to average
 net assets  .......   0.42%(2)       1.50%          1.37%(2)
Portfolio turnover
 rate  .............  72.62%        143.38%        214.77%(3)

(1)  Commencement of operations of the class.
(2)  Annualized.
(3)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ASSET STRATEGY FUND
     Class C Shares (1)
     For a Share of Capital Stock Outstanding Throughout Each Period:

                  For the
                      six
                    months   For the fiscal year ended March 31,
                     ended  -------------------------------------
                    9-30-02    2002   2001    2000   1999    1998
                    ------- -------------- -------------- -------
Net asset value,
 beginning of period $11.32  $11.97 $15.21  $11.20 $11.42  $ 9.73
                     ------  ------ ------  ------ ------  ------
Income (loss) from
 investment operations:
 Net investment
   income ..........   0.03    0.19   0.11    0.03   0.15    0.21
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.16)  (0.43) (0.62)   4.33   0.05    2.16
                     ------  ------ ------  ------ ------  ------
Total from investment
 operations  .......  (0.13)  (0.24) (0.51)   4.36   0.20    2.37
                     ------  ------ ------  ------ ------  ------
Less distributions:
 From net investment
   income ..........  (0.04)  (0.21) (0.07)  (0.05) (0.16)  (0.22)
 From capital gains   (0.00)  (0.20) (2.66)  (0.30) (0.26)  (0.46)
                     ------  ------ ------  ------ ------  ------
Total distributions   (0.04)  (0.41) (2.73)  (0.35) (0.42)  (0.68)
                     ------  ------ ------  ------ ------  ------
Net asset value,
 end of period  .... $11.15  $11.32 $11.97  $15.21 $11.20  $11.42
                     ======  ====== ======  ====== ======  ======
Total return .......  -1.20%  -1.98% -4.22%  39.60%  1.79%  24.94%
Net assets, end of
 period (in
 millions)  ........    $49     $47    $54     $52    $30     $19
Ratio of expenses
 to average net
 assets  ...........   2.27%(2)2.20%  2.15%   2.24%  2.32%   2.44%
Ratio of net investment
 income to average
 net assets  .......   0.56%(2)1.59%  0.86%   0.24%  1.38%   2.02%
Portfolio turnover
 rate  .............  72.62% 143.38%214.77% 204.12%168.17% 220.67%

(1)  See Note 5.
(2)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ASSET STRATEGY FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                  For the
                      six
                    months   For the fiscal year ended March 31,
                     ended  -------------------------------------
                    9-30-02    2002   2001    2000   1999    1998
                    ------- -------------- -------------- -------
Net asset value,
 beginning of
 period  ........... $11.33  $11.98 $15.26  $11.21 $11.43  $ 9.73
                     ------  ------ ------  ------ ------  ------
Income (loss) from
 investment operations:
 Net investment
   income ..........   0.08    0.28   0.24    0.15   0.26    0.31
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.17)  (0.42) (0.63)   4.33   0.05    2.16
                     ------  ------ ------  ------ ------  ------
Total from investment
 operations  .......  (0.09)  (0.14) (0.39)   4.48   0.31    2.47
                     ------  ------ ------  ------ ------  ------
Less distributions:
 From net investment
   income ..........  (0.08)  (0.31) (0.23)  (0.13) (0.27)  (0.31)
 From capital gains   (0.00)  (0.20) (2.66)  (0.30) (0.26)  (0.46)
                     ------  ------ ------  ------ ------  ------
Total distributions   (0.08)  (0.51) (2.89)  (0.43) (0.53)  (0.77)
                     ------  ------ ------  ------ ------  ------
Net asset value,
 end of period  .... $11.16  $11.33 $11.98  $15.26 $11.21  $11.43
                     ======  ====== ======  ====== ======  ======
Total return .......  -0.77%  -1.14% -3.39%  40.85%  2.75%  26.06%
Net assets, end of
 period (in thousands) $682    $627   $550    $508   $307    $225
Ratio of expenses
 to average net
 assets  ...........   1.40%(1)1.33%  1.32%   1.33%  1.45%   1.58%
Ratio of net investment
 income to average
 net assets  .......   1.43%(1)2.44%  1.71%   1.14%  2.25%   2.90%
Portfolio turnover
 rate  .............  72.62% 143.38%214.77% 204.12%168.17% 220.67%

(1)  Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CORE EQUITY FUND
-----------------------------------------------------------------
Core Equity Fund

GOALS
To seek capital growth and income.

Strategy
Invests primarily in common stocks of large U.S. and foreign companies with dominant market positions in their industries and that have the potential for capital appreciation or that are expected to resist market decline.

Founded
1992

Scheduled Dividend Frequency
Annually (December)

Performance Summary - Class C Shares

Per Share Data
For the Six Months Ended September 30, 2002
----------------------------------------

Net asset value on
 9-30-02                        $ 6.39
 3-31-02                          8.76
                                ------
Change per share                $(2.37)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF CORE EQUITY FUND
-----------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    -------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 9-30-02      -24.07%   -19.44%            -23.26%        -20.18%
 5-year period
  ended 9-30-02          ---       ---            ---            ---
10-year period
  ended 9-30-02          ---       ---            ---            ---
Since inception
  of Class (F)       -22.99%   -20.93%            -23.19%        -22.36%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C) Performance data does not take into account the sales load deducted on an initial purchase.
(D) Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E) Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F) 7-3-00 for Class A shares and 7-11-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period             Class C(B)   Class Y(C)
------             ---------    ---------
 1-year period
  ended 9-30-02       -20.13%   -19.41%
 5-year period
  ended 9-30-02        -2.77%    -1.97%
10-year period
  ended 9-30-02         7.24%      ---
Since inception
  of Class (D)           ---      4.80%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C) Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D) 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF CORE EQUITY FUND
-----------------------------------------------------------------
Portfolio Highlights

On September 30, 2002, Core Equity Fund had net assets totaling $236,983,734 invested in a diversified portfolio of:

   84.59% Common Stocks
   15.09% Cash and Cash Equivalents
    0.32% Preferred Stock

As a shareholder of Core Equity Fund, for every $100 you had invested on September 30, 2002, your Fund owned:

 $15.95  Financial Services Stocks
  15.44  Technology Stocks
  15.09  Cash and Cash Equivalents
  14.09  Energy Stocks
  11.08  Health Care Stocks
   9.53  Utilities Stocks
   4.73  Raw Materials Stocks
   4.57  Miscellaneous Stocks
   4.12  Consumer Goods and Services Stocks
   3.03  Capital Goods Stocks
   2.05  Retail Stocks
   0.32  Preferred Stock

THE INVESTMENTS OF CORE EQUITY FUND
     September 30, 2002

                                              Shares        Value

COMMON STOCKS
Aircraft - 8.65%
 Lockheed Martin Corporation  ............   250,600 $ 16,206,302
 Raytheon Company  .......................   146,700    4,298,310
                                                     ------------
                                                       20,504,612
                                                     ------------

Aluminum - 1.98%
 Alcoa Incorporated  .....................   243,600    4,701,480
                                                     ------------

Banks - 5.36%
 U.S. Bancorp  ...........................   368,300    6,813,550
 Wells Fargo & Company  ..................   122,100    5,880,336
                                                     ------------
                                                       12,693,886
                                                     ------------

Beverages - 1.93%
 Anheuser-Busch Companies, Inc.  .........    90,300    4,569,180
                                                     ------------

Broadcasting - 3.03%
 Cox Communications, Inc., Class A*  .....   142,084    3,493,846
 Viacom Inc., Class B*  ..................    90,900    3,685,995
                                                     ------------
                                                        7,179,841
                                                     ------------

Business Equipment and Services - 1.05%
 Accenture Ltd*  .........................   173,600    2,479,008
                                                     ------------

Capital Equipment - 0.99%
 Caterpillar Inc.  .......................    63,200    2,352,304
                                                     ------------

Chemicals -- Petroleum and Inorganic - 1.15%
 du Pont (E.I.) de Nemours and Company  ..    75,400    2,719,678
                                                     ------------

Chemicals -- Specialty - 1.60%
 Air Products and Chemicals, Inc.  .......    90,300    3,793,503
                                                     ------------

Communications Equipment - 0.89%
 Cisco Systems, Inc.*  ...................   200,700    2,103,336
                                                     ------------

Computers -- Peripherals - 4.69%
 Microsoft Corporation*  .................   185,000    8,090,050
 SAP Aktiengesellschaft, ADR  ............   268,300    3,018,375
                                                     ------------
                                                       11,108,425
                                                     ------------

Electronic Components - 1.21%
 Analog Devices, Inc.*  ..................    63,300    1,247,010
 Intel Corporation  ......................   116,600    1,617,825
                                                     ------------
                                                        2,864,835
                                                     ------------

Farm Machinery - 2.04%
 Deere & Company  ........................   106,500    4,840,425
                                                     ------------

Health Care -- Drugs - 8.86%
 Forest Laboratories, Inc.*  .............   104,200    8,545,442
 Pfizer Inc.  ............................   255,475    7,413,885
 Pharmacia Corporation  ..................   129,273    5,026,134
                                                     ------------
                                                       20,985,461
                                                     ------------

Health Care -- General - 1.29%
 Johnson & Johnson  ......................    56,500    3,055,520
                                                     ------------

Hospital Supply and Management - 0.93%
 Medtronic, Inc.  ........................    52,500    2,211,300
                                                     ------------

Insurance -- Property and Casualty - 5.41%
 American International Group, Inc.  .....    75,350    4,121,645
 Chubb Corporation (The)  ................   105,500    5,784,565
 Munchener Ruckversicherungs - Gesellschaft
   Aktiengesellschaft (A) ................    28,600    2,915,511
                                                     ------------
                                                       12,821,721
                                                     ------------

Leisure Time Industry - 1.09%
 Walt Disney Company (The)  ..............   170,700    2,584,398
                                                     ------------

Petroleum -- Domestic - 5.38%
 Anadarko Petroleum Corporation  .........   157,400    7,010,596
 Burlington Resources Inc.  ..............   149,800    5,746,328
                                                     ------------
                                                       12,756,924
                                                     ------------

Petroleum -- International - 4.03%
 Exxon Mobil Corporation  ................   186,268    5,941,949
 Royal Dutch Petroleum Company, NY Shares     89,900    3,611,283
                                                     ------------
                                                        9,553,232
                                                     ------------

Petroleum -- Services - 4.68%
 Baker Hughes Incorporated  ..............   255,400    7,414,262
 Schlumberger Limited  ...................    95,700    3,680,622
                                                     ------------
                                                       11,094,884
                                                     ------------

Retail -- General Merchandise - 2.05%
 Target Corporation  .....................   164,200    4,847,184
                                                     ------------

Security and Commodity Brokers - 5.18%
 Fannie Mae  .............................    41,400    2,464,956
 Freddie Mac  ............................    49,700    2,778,230
 Goldman Sachs Group, Inc. (The)  ........   106,500    7,032,195
                                                     ------------
                                                       12,275,381
                                                     ------------

Trucking and Shipping - 1.59%
 United Parcel Service, Inc., Class B  ...    60,400    3,776,812
                                                     ------------

Utilities -- Electric - 5.77%
 Dominion Resources, Inc.  ...............   131,300    6,660,849
 Duke Energy Corporation  ................   153,100    2,993,105
 Progress Energy, Inc.  ..................    66,800    2,730,116
 TXU Corp.  ..............................    30,800    1,284,668
                                                     ------------
                                                       13,668,738
                                                     ------------

Utilities -- Telephone - 3.76%
 BellSouth Corporation  ..................    95,800    1,758,888
 SBC Communications Inc.  ................   216,800    4,357,680
 Vodafone Group Plc, ADR  ................   218,300    2,800,789
                                                     ------------
                                                        8,917,357
                                                     ------------

TOTAL COMMON STOCKS - 84.59%                         $200,459,425
 (Cost: $191,174,657)

PREFERRED STOCK - 0.32%
Utilities -- Electric
 TXU Corp., 8.125%  ......................    17,200 $    749,060
                                                     ------------
 (Cost: $860,000)

                                         Principal
                                         Amount in
                                         Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals - Petroleum and Inorganic - 0.05%
   du Pont (E.I.) de Nemours and Company,
    1.68487%, Master Note  ...............    $  113      113,000
                                                     ------------

 Finance Companies - 1.52%
 USAA Capital Corp.,
   1.72%, 10-1-02 ........................     3,600    3,600,000
                                                     ------------

 Food and Related - 1.21%
 General Mills, Inc.,
   1.9606%, Master Note ..................     2,863    2,863,000
                                                     ------------

 Health Care - Drugs - 1.68%
 Abbott Laboratories,
   1.71%, 11-21-02 .......................     4,000    3,990,310
                                                     ------------

 Household -- General Products - 4.21%
 Procter & Gamble Company (The):
   1.72%, 11-14-02 .......................     5,010    4,999,468
   1.7%, 11-20-02 ........................     5,000    4,988,194
                                                     ------------
                                                        9,987,662
                                                     ------------

 Restaurants - 1.40%
 McDonald's Corporation,
   1.88%, 10-1-02 ........................     3,316    3,316,000
                                                     ------------

 Retail -- General Merchandise - 1.69%
 Wal-Mart Stores, Inc.,
   1.72%, 10-1-02 ........................     4,000    4,000,000
                                                     ------------

Total Commercial Paper - 11.76%                        27,869,972

United States Government Security - 0.84%
 United States Treasury Bill,
   1.66%, 10-3-02 ........................     2,000    1,999,816
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 12.60%                 $ 29,869,788
 (Cost: $29,869,788)

TOTAL INVESTMENT SECURITIES - 97.51%                 $231,078,273
 (Cost: $221,904,445)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.49%       5,905,461

NET ASSETS - 100.00%                                 $236,983,734


Notes to Schedule of Investments

    *No income dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     CORE EQUITY FUND
     September 30, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities--at value (Notes 1 and 3) ...........  $231,078
 Cash  .....................................................         1
 Receivables:
   Investment securities sold ..............................     7,513
   Dividends and interest...................................       274
   Fund shares sold ........................................       122
                                                              --------
    Total assets  ..........................................   238,988
                                                              --------
LIABILITIES
 Payable to Fund shareholders  .............................     1,854
 Accrued shareholder servicing (Note 2)  ...................        83
 Accrued accounting services fee (Note 2)  .................         5
 Accrued distribution fee (Note 2)  ........................         5
 Accrued management fee (Note 2)  ..........................         5
 Accrued service fee (Note 2)  .............................         2
 Other  ....................................................        50
                                                              --------
    Total liabilities  .....................................     2,004
                                                              --------
      Total net assets .....................................  $236,984
                                                              ========
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................  $    371
   Additional paid-in capital...............................   287,852
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment loss ...........      (853)
   Accumulated undistributed net realized loss on
    investment transactions  ...............................   (59,564)
   Net unrealized appreciation in value of investments .....     9,178
                                                              --------
    Net assets applicable to outstanding units
      of capital ...........................................  $236,984
                                                              ========
Net asset value per share (net assets divided by
 shares outstanding):
 Class A  ..................................................     $6.51
 Class B  ..................................................     $6.37
 Class C  ..................................................     $6.39
 Class Y  ..................................................     $6.73
Capital shares outstanding:
 Class A  ..................................................       988
 Class B  ..................................................       701
 Class C  ..................................................    35,029
 Class Y  ..................................................       355
Capital shares authorized ..................................   400,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     CORE EQUITY FUND
     For the Six Months Ended September 30, 2002
     (In Thousands)

INVESTMENT LOSS
 Income (Note 1B):
   Dividends (net of foreign withholding taxes of $41)......  $  2,182
   Interest and amortization ...............................       271
                                                              --------
    Total income  ..........................................     2,453
                                                              --------
 Expenses (Note 2):
   Distribution fee:
    Class A  ...............................................         1
    Class B  ...............................................        20
    Class C  ...............................................     1,087
    Class Y  ...............................................         3
   Investment management fee ...............................     1,071
   Shareholder servicing:
    Class A  ...............................................        11
    Class B  ...............................................        14
    Class C  ...............................................       508
    Class Y   ..............................................         2
   Service fee:
    Class A  ...............................................         9
    Class B  ...............................................         7
    Class C  ...............................................       362
   Accounting services fee .................................        31
   Custodian fees ..........................................        21
   Audit fees ..............................................        13
   Legal fees ..............................................         1
   Other ...................................................       130
                                                              --------
    Total expenses  ........................................     3,291
                                                              --------
      Net investment loss ..................................      (838)
                                                              --------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
(NOTES 1 AND 3)
 Realized net loss on securities  ..........................   (21,749)
 Realized net loss on foreign currency transactions ........       (10)
                                                              --------
   Realized net loss on investments ........................   (21,759)
   Unrealized depreciation in value of investments
    during the period  .....................................   (73,531)
                                                              --------
    Net loss on investments ................................   (95,290)
                                                              --------
      Net decrease in net assets resulting from operations .  $(96,128)
                                                              ========

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     CORE EQUITY FUND
     (In Thousands)

                                         For the six For the fiscal
                                        months ended   year ended
                                       September 30,    March 31,
                                                2002         2002
                                         -----------    ---------
DECREASE IN NET ASSETS
 Operations:
   Net investment loss ...................   $   (838)    $(3,706)
   Realized net loss on
    investments  .........................    (21,759)    (37,801)
   Unrealized appreciation (depreciation)     (73,531)     23,521
                                            --------     --------
    Net decrease in net assets
      resulting from operations ..........   (96,128)     (17,986)
                                            --------     --------
 Distributions to shareholders from
   (Note 1E):(1)
   Net investment income:
    Class A  .............................       ---          ---
    Class B  .............................       ---          ---
    Class C  .............................       ---          ---
    Class Y  .............................       ---          ---
   Realized gains on investment transactions:
    Class A  .............................       ---         (247)
    Class B  .............................       ---         (199)
    Class C  .............................       ---      (12,921)
    Class Y  .............................       ---         (112)
                                            --------     --------
                                                 ---      (13,479)
                                            --------     --------
 Capital share transactions (Note 5)  ....   (41,444)     (44,714)
                                            --------     --------
   Total decrease ........................  (137,572)     (76,179)
NET ASSETS
 Beginning of period  ....................   374,556      450,735
                                            --------     --------
 End of period  ..........................  $236,984     $374,556
                                            ========     ========
   Undistributed net investment loss .....  $   (853)    $     (5)
                                            ========     ========

(1)  See "Financial Highlights" on pages 30 - 33.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     CORE EQUITY FUND (1)
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-3-00(2)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $8.89          $9.51         $13.89
                      -----          -----         ------
Income (loss) from investment
 operations:
 Net investment income
   (loss) ..........   0.02          (0.20)         (0.00)
 Net realized and
   unrealized loss
   on investments ..  (2.40)         (0.11)         (2.00)
                      -----          -----         ------
Total from investment
 operations  .......  (2.38)         (0.31)         (2.00)
                      -----          -----         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (0.31)         (2.38)
                      -----          -----         ------
Total distributions   (0.00)         (0.31)         (2.38)
                      -----          -----         ------
Net asset value,
 end of period  ....  $6.51          $8.89         $ 9.51
                      =====          =====         ======
Total return(3) .... -26.77%         -3.18%        -16.72%
Net assets, end of
 period (in
 millions)  ........     $6             $9             $4
Ratio of expenses
 to average net
 assets  ...........   1.36%(4)       1.26%          1.18%(4)
Ratio of net investment
 income (loss) to average
 net assets  .......   0.25%(4)      -0.11%         -0.11%(4)
Portfolio turnover
 rate  .............  18.83%         22.36%         39.02%(5)

(1) Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(2)  Commencement of operations of the class.
(3) Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)  Annualized.
(5)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     CORE EQUITY FUND (1)
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year        7-11-00(2)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $8.74          $9.44         $14.10
                      -----          -----         ------
Loss from investment operations:
 Net investment loss  (0.03)         (0.14)         (0.05)
 Net realized and
   unrealized loss
   on investments ..  (2.34)         (0.25)         (2.23)
                      -----          -----         ------
Total from investment
 operations  .......  (2.37)         (0.39)         (2.28)
                      -----          -----         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (0.31)         (2.38)
                      -----          -----         ------
Total distributions   (0.00)         (0.31)         (2.38)
                      -----          -----         ------
Net asset value,
 end of period  ....  $6.37          $8.74         $ 9.44
                      =====          =====         ======
Total return ....... -27.12%         -4.06%        -18.50%
Net assets, end of
 period (in
 millions)  ........     $5             $6             $5
Ratio of expenses
 to average net
 assets  ...........   2.36%(3)       2.18%          2.11%(3)
Ratio of net investment
 loss to average
 net assets  .......  -0.75%(3)      -1.04%         -1.02%(3)
Portfolio turnover
 rate  .............  18.83%         22.36%         39.02%(4)

(1) Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(2)  Commencement of operations of the class.
(3)  Annualized.
(4)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
    CORE EQUITY FUND (1)
    Class C Shares (2)
    For a Share of Capital Stock Outstanding Throughout Each Period(3)
                    For the
                        six
                     months   For the fiscal year ended March 31,
                     ended   ------------------------------------
                    9-30-02    2002   2001    2000   1999    1998
                    -------  ------ ------  ------ ------  ------
Net asset value, beginning
 of period  ........  $8.76   $9.45 $13.76  $11.52 $12.24  $ 9.09
                      -----   ----- ------   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income (loss)....  (0.02)  (0.08) (0.11)  (0.01)  0.03   (0.02)
 Net realized and
   unrealized gain (loss)
   on investments ..  (2.35)  (0.30) (1.82)   2.71   0.82    3.56
                      -----   ----- ------   -----  -----   -----
Total from investment
 operations  .......  (2.37)  (0.38) (1.93)   2.70   0.85    3.54
Less distributions:   -----   ----- ------   -----  -----   -----
 From net investment
   income ..........  (0.00)  (0.00) (0.00)  (0.03) (0.01)  (0.00)
 From capital gains   (0.00)  (0.31) (2.38)  (0.43) (1.56)  (0.39)
                      -----   ----- ------   -----  -----   -----
Total distributions   (0.00)  (0.31) (2.38)  (0.46) (1.57)  (0.39)
                      -----   ----- ------   -----  -----   -----
Net asset value,
 end of period  ....  $6.39   $8.76 $ 9.45  $13.76 $11.52  $12.24
                      =====   ===== ======  ====== ======  ======
Total return ....... -27.06%  -3.94%-16.40%  23.98%  7.47%  39.57%
Net assets, end of
 period (in
 millions)  ........   $224    $356   $440    $585   $508    $473
Ratio of expenses
 to average net
 assets  ...........   2.18%(4)2.05%  1.97%   1.98%  1.93%   1.92%
Ratio of net investment
 income (loss) to average
 net assets  .......  -0.58%(4)-0.91%-0.93%  -0.12%  0.30%  -0.23%
Portfolio turnover
 rate  .............  18.83%  22.36% 39.02%  75.64% 54.73%  36.94%

(1) Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(2)  See Note 5.
(3) Per share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
(4)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
    CORE EQUITY FUND (1)
    Class Y Shares
    For a Share of Capital Stock Outstanding Throughout Each Period(2)
                    For the
                        six
                     months   For the fiscal year ended March 31,
                     ended   ------------------------------------
                    9-30-02    2002   2001    2000   1999    1998
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $9.19   $9.82 $14.08  $11.78 $12.46  $ 9.18
                      -----   ----- ------  ------ ------  ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...   0.03   (0.11) (0.04)   0.06   0.12    0.05
 Net realized and
   unrealized gain (loss)
   on investments ..  (2.49)  (0.21) (1.84)   2.80   0.84    3.62
                      -----   ----- ------  ------ ------  ------
Total from investment
 operations  .......  (2.46)  (0.32) (1.88)   2.86   0.96    3.67
Less distributions:   -----   ----- ------  ------ ------  ------
 From net investment
   income ..........  (0.00)  (0.00) (0.00)  (0.13) (0.08)  (0.00)
 From capital gains   (0.00)  (0.31) (2.38)  (0.43) (1.56)  (0.39)
                      -----   ----- ------  ------ ------  ------
Total distributions   (0.00)  (0.31) (2.38)  (0.56) (1.64)  (0.39)
                      -----   ----- ------  ------ ------  ------
Net asset value,
 end of period  ....  $6.73   $9.19 $ 9.82  $14.08 $11.78  $12.46
                      =====   ===== ======  ====== ======  ======
Total return ....... -26.77%  -3.18%-15.62%  24.96%  8.37%  40.63%
Net assets, end of
 period (in
   millions) .......     $2      $4     $2      $2     $1      $1
Ratio of expenses
 to average net
 assets  ...........   1.22%(3)1.17%  1.15%   1.16%  1.15%   1.20%
Ratio of net investment
 income (loss) to average
 net assets  .......   0.39%(3)-0.03%-0.11%   0.67%  1.10%   0.50%
Portfolio turnover
 rate  .............  18.83%  22.36% 39.02%  75.64% 54.73%  36.94%

(1) Core Equity Fund (formerly Total Return Fund) changed its name effective October 2, 2000.
(2) Per share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
(3)  Annualized.

See Notes to Financial Statements.


SHAREHOLDER SUMMARY OF HIGH INCOME FUND
--------------------------------------------------------------
High Income Fund

GOALS
To seek a high level of current income as a primary goal and capital growth as a secondary goal when consistent with its primary goal.

Strategy
Invests primarily in high-yield, high-risk, fixed-income securities of U.S. and foreign issuers. The Fund invests primarily in lower quality, non-investment grade bonds, commonly called junk bonds. The Fund may invest up to 20% of its total assets in common stocks in order to seek capital growth.

Founded
1997

Scheduled Dividend Frequency
Declared daily, paid monthly

Performance Summary -- Class C Shares

Per Share Data
For the Six Months Ended September 30, 2002
-------------------------------------------

Dividends paid                  $0.30
                                =====

Net asset value on
   9-30-02                      $7.80
   3-31-02                       8.48
                               ------
Change per share               $(0.68)
                               ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND
--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------   -------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 9-30-02       -0.56%     5.50%          0.70%            4.57%
 5-year period
  ended 9-30-02          ---       ---            ---            ---
10-year period
  ended 9-30-02          ---       ---            ---            ---
Since inception
  of Class (F)        -0.48%     2.18%          0.11%            1.27%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C) Performance data does not take into account the sales load deducted on an initial purchase.
(D) Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E) Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F) 7-3-00 for Class A shares and 7-18-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period             Class C(B)    Class Y(C)
------             --------    --------
 1-year period
  ended 9-30-02         4.60%     5.53%
 5-year period
  ended 9-30-02        2.17%       ---
10-year period
  ended 9-30-02          ---       ---
Since inception
  of Class(D)           2.43%     2.19%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C) Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D) 7-31-97 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired by shareholders).

Investing in high income securities may carry a greater risk of nonpayment of interest or principal than higher-rated bonds.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND
--------------------------------------------------------------
Portfolio Highlights

On September 30, 2002, High Income Fund had net assets totaling $21,619,254 invested in a diversified portfolio of:

 84.66%  Corporate Debt Securities
 10.32%  Cash and Cash Equivalents
  3.72%  Common and Preferred Stocks, Rights and Warrants
  1.30%  Other Government Securities

As a shareholder of High Income Fund, for every $100 you had invested on September 30, 2002, your Fund owned:

 $20.07  Consumer Goods and Services Bonds
  11.18  Consumer Nondurables Bonds
  10.32  Cash and Cash Equivalents
   8.97  Health Care Bonds
   8.89  Business Equipment and Services Bonds
   6.70  Shelter Bonds
   5.84  Retail Bonds
   5.53  Miscellaneous Bonds
   5.16  Capital Goods Bonds
   4.38  Energy Bonds
   3.72  Common and Preferred Stocks, Rights and Warrants
   3.01  Utilities Bonds
   2.50  Raw Materials Bonds
   2.43  Multi-Industry Bonds
   1.30  Other Government Securities

THE INVESTMENTS OF HIGH INCOME FUND
     September 30, 2002

                                            Shares          Value

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS
Broadcasting - 0.02%
 Adelphia Communications Corporation,
   13% Preferred .........................     2,500 $      4,375
                                                     ------------

Communications Equipment - 0.00%
 Primus Telecommunications Group,
   Incorporated, Warrants* ...............       300          337
                                                      -----------

Finance Companies - 0.00%
 IWO Holdings, Inc., Warrants (A)*  ......       250            2
                                                     ------------

Multiple Industry - 1.25%
 Anvil Holdings, Inc., 13.0% Preferred*  .    14,774      269,629
                                                     ------------

Retail -- General Merchandise - 0.64%
 United Auto Group, Inc.*  ...............     9,900      138,699
                                                     ------------

Savings and Loans - 1.81%
 California Federal Preferred Capital
   Corporation, 9.125% Preferred .........    15,000      390,600
                                                      -----------

Security and Commodity Brokers - 0.00%
 ONO Finance Plc, Rights (A)* ............       250            3
                                                      -----------

Utilities -- Telephone - 0.00%
 Intermedia Communications Inc., 13.5%
   Preferred* ............................         1            1
                                                     ------------

TOTAL COMMON AND PREFERRED STOCKS, RIGHTS
 AND WARRANTS - 3.72%                                    $803,646
 (Cost: $1,100,548)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Beverages - 1.18%
 Constellation Brands, Inc.,
   8.125%, 1-15-12 .....................      $250        255,000
                                                      -----------

Broadcasting - 7.18%
 Cox Communications, Inc.,
   7.75%, 11-1-10 ......................       250        258,753
 Entravision Communications Corporation,
   8.125%, 3-15-09 .....................       100        102,000
 Gray Communications Systems, Inc.,
   9.25%, 12-15-11 .....................       375        382,500
 Insight Communications Company, Inc.,
   0.0%, 2-15-11 (B) ...................       250         91,250
 Mediacom Broadband LLC and Mediacom
   Broadband Corporation,
   11.0%, 7-15-13 ......................       250        230,000
 Sinclair Broadcast Group, Inc.,
   8.75%, 12-15-11 .....................       250        258,125
 Young Broadcasting Inc.,
   10.0%, 3-1-11 .......................       255        229,500
                                                      -----------
                                                        1,552,128
                                                      -----------

Business Equipment and Services - 8.89%
 Allbritton Communications Company,
   9.75%, 11-30-07 .....................       250        257,500
 Allied Waste North America, Inc.,
   10.0%, 8-1-09........................       300        276,000
 Avis Rent A Car, Inc.,
   11.0%, 5-1-09 .......................       250        270,312
 Graphic Packaging Corporation,
   8.625%, 2-15-12 .....................       100        100,500
 IESI Corporation,
   10.25%, 6-15-12 (A) .................       100         96,000
 Iron Mountain Incorporated,
   8.625%, 4-1-13 ......................       300        300,000
 Lamar Advertising Company,
   8.625%, 9-15-07 .....................       250        258,750
 Owens & Minor, Inc.,
   8.5%, 7-15-11 .......................       250        260,000
 Synagro Technologies, Inc.,
   9.5%, 4-1-09 ........................       100        103,500
                                                      -----------
                                                        1,922,562
                                                      -----------

Capital Equipment - 3.09%
 AAF-McQuay Inc.,
   8.875%, 2-15-03 .....................       370        371,850
 CSK Auto, Inc.,
   12.0%, 6-15-06 ......................       280        296,450
                                                      -----------
                                                          668,300
                                                      -----------

Chemicals - Petroleum and Inorganic - 0.48%
 Berry Plastics Corporation,
   10.75%, 7-15-12 .....................       100        103,000
                                                      -----------

Chemicals -- Specialty - 1.56%
 Buckeye Cellulose Corporation,
   8.5%, 12-15-05 ......................       250        215,000
 OM Group, Inc.,
   9.25%, 12-15-11 .....................       125        123,125
                                                      -----------
                                                          338,125
                                                      -----------

Communications Equipment - 1.09%
 EchoStar DBS Corporation,
   9.125%, 1-15-09 (A) .................       250        235,000
                                                      -----------

Construction Materials - 1.63%
 Interface, Inc.,
   10.375%, 2-1-10 .....................       350        353,063
                                                      -----------

Consumer Electronics - 1.60%
 LIN Holdings Corp.:
   0.0%, 3-1-08 (B) ....................       350        345,625
                                                      -----------

Containers - 1.38%
 Corporacion Durango, S.A. de C.V.,
   13.125%, 8-1-06 .....................       250        200,000
 MDP Acquisitions plc,
   9.625%, 10-1-12 (A) .................       100         98,750
                                                      -----------
                                                          298,750
                                                      -----------

Cosmetics and Toiletries - 1.65%
 Armkel, LLC and Armkel Finance, Inc.,
   9.5%, 8-15-09 .......................       100        105,500
 Chattem, Inc.,
   8.875%, 4-1-08 ......................       250        251,875
                                                      -----------
                                                          357,375
                                                      -----------

Finance Companies - 1.32%
 IWO Holdings, Inc.,
   14.0%, 1-15-11 ......................       250         47,500
 UCAR Finance Inc.,
   10.25%, 2-15-12 .....................       250        237,500
                                                      -----------
                                                          285,000
                                                      -----------

Food and Related - 3.86%
 American Seafoods Group LLC and American
   Seafoods, Inc.,
   10.125%, 4-15-10 (A) ................       300        297,750
 Aurora Foods Inc.,
   8.75%, 7-1-08 .......................       335        191,369
 Dean Foods Company,
   8.15%, 8-1-07 .......................       175        178,937
 Pilgrim's Pride Corporation,
   9.625%, 9-15-11 .....................       125        118,750
 Roundy's, Inc.,
   8.875%, 6-15-12 (A) .................        50         48,750
                                                      -----------
                                                          835,556
                                                      -----------

Forest and Paper Products - 1.57%
 Jefferson Smurfit Corporation,
   8.25%, 10-1-12 (A) ..................       150        149,250
 Norske Skog Canada Limited,
   8.625%, 6-15-11 .....................       200        190,000
                                                      -----------
                                                          339,250
                                                      -----------

Furniture and Furnishings - 0.97%
 Associated Materials Incorporated,
   9.75%, 4-15-12 (A) ..................       205        210,125
                                                      -----------

Health Care - General - 1.92%
 Alliance Imaging, Inc.,
   10.375%, 4-15-11 ....................       250        265,000
 Sybron Dental Specialties, Inc.,
   8.125%, 6-15-12 (A) .................       150        148,875
                                                      -----------
                                                          413,875
                                                      -----------

Hospital Supply and Management - 7.05%
 Columbia/HCA Healthcare Corporation:
   8.12%, 8-4-03 .......................       125        128,744
   7.0%, 7-1-07 ........................       250        265,124
 Extendicare Health Services, Inc.:
   9.35%, 12-15-07 .....................       160        144,200
   9.5%, 7-1-10 (A) ....................       100        101,000
 HCA Inc.,
   6.3%, 10-1-12 .......................       250        247,075
 Triad Hospitals, Inc.,
   8.75%, 5-1-09 .......................       250        264,375
 US Oncology, Inc.,
   9.625%, 2-1-12 ......................       250        247,500
 United Surgical Partners Holdings, Inc.,
   10.0%, 12-15-11 .....................       125        126,875
                                                      -----------
                                                        1,524,893
                                                      -----------

Hotels and Gaming - 5.92%
 Ameristar Casinos, Inc.,
   10.75%, 2-15-09 .....................       150        164,625
 Choctaw Resort Development Enterprise,
   9.25%, 4-1-09 .......................        50         51,750
 Chumash Casino and Resort Enterprise,
   9.0%, 7-15-10 (A) ...................       150        154,875
 Circus and Eldorado Joint Venture and
   Silver Legacy Capital Corp.,
   10.125%, 3-1-12 .....................       100         99,250
 John Q Hammons Hotels, L.P. and John Q
   Hammons Hotels Finance Corporation III,
   8.875%, 5-15-12 .....................        50         48,125
 MGM MIRAGE,
   8.5%, 9-15-10 .......................       250        267,007
 Mohegan Tribal Gaming Authority,
   8.0%, 4-1-12 ........................       150        153,750
 Prime Hospitality Corp.,
   8.375%, 5-1-12 ......................       100         95,000
 Venetian Casino Resort, LLC and Las
   Vegas Sands, Inc.,
   11.0%, 6-15-10 (A) ..................       250        245,000
                                                      -----------
                                                        1,279,382
                                                      -----------

Household -- General Products - 3.11%
 Alltrista Corporation,
   9.75%, 5-1-12 (A) ...................       200        198,000
 Sealy Mattress Company,
   0.0%, 12-15-07 (B) ..................       250        212,500
 Simmons Company,
   10.25%, 3-15-09 .....................       250        262,500
                                                      -----------
                                                          673,000
                                                      -----------

Leisure Time Industry - 2.02%
 Hollywood Park, Inc.,
   9.25%, 2-15-07 ......................       250        217,500
 Premier Parks Inc.,
   9.75%, 6-15-07 ......................       250        218,750
                                                      -----------
                                                          436,250
                                                      -----------

Metal Fabrication - 0.44%
 Wolverine Tube, Inc.,
   10.5%, 4-1-09 .......................       100         95,000
                                                      -----------

Motion Pictures - 3.79%
 AMC Entertainment Inc.:
   9.5%, 3-15-09 .......................       150        130,500
   9.5%, 2-1-11 ........................       150        130,500
 Cinemark USA, Inc.,
   9.625%, 8-1-08 ......................       325        302,250
 Regal Cinemas Corporation,
   9.375%, 2-1-12 ......................       250        256,250
                                                      -----------
                                                          819,500
                                                      -----------

Motor Vehicle Parts - 0.47%
 Collins & Aikman Floorcoverings, Inc.,
   9.75%, 2-15-10 (A) ..................       100        101,500
                                                      -----------

Multiple Industry - 1.94%
 Phoenix Color Corp.,
   10.375%, 2-1-09 .....................       100         80,000
 Renaissance Media Group LLC,
   0.0%, 4-15-08 (B) ...................       150        124,500
 WESCO Distribution, Inc.,
   9.125%, 6-1-08 ......................       250        215,000
                                                      -----------
                                                          419,500
                                                      -----------

Petroleum -- Domestic - 1.72%
 Chesapeake Energy Corporation,
   8.125%, 4-1-11 ......................       200        200,000
 Encore Acquisition Company,
   8.375%, 6-15-12 (A) .................       100        101,000
 Giant Industries, Inc.,
   11.0%, 5-15-12 ......................       100         70,000
                                                      -----------
                                                          371,000
                                                      -----------

Petroleum -- Services - 2.66%
 Key Energy Services, Inc.,
   8.375%, 3-1-08 ......................       250        260,000
 R&B Falcon Corporation,
   9.5%, 12-15-08 ......................       250        314,959
                                                      -----------
                                                          574,959
                                                      -----------

Publishing - 1.16%
 TransWestern Publishing Company LLC,
   9.625%, 11-15-07 ....................       250        251,250
                                                      -----------
Railroad - 1.05%
 Kansas City Southern Railway Company (The),
   7.5%, 6-15-09 .......................       225        227,250
                                                      -----------

Real Estate Investment Trust - 4.16%
 Host Marriott, L.P.,
   9.25%, 10-1-07 ......................       250        247,500
 Meditrust:
   7.51%, 9-26-03 ......................       150        150,724
   7.82%, 9-10-26 ......................       250        250,625
 Meritage Corporation,
   9.75%, 6-1-11 .......................       250        250,625
                                                      -----------
                                                          899,474
                                                      -----------

Retail -- General Merchandise - 3.64%
 Advance Stores Company, Incorporated,
   10.25%, 4-15-08 .....................       250        264,375
 AutoNation, Inc.,
   9.0%, 8-1-08 ........................       150        153,750
 Domino's, Inc.,
   10.375%, 1-15-09 ....................       250        268,750
 United Auto Group, Inc.,
   9.625%, 3-15-12 (A) .................       100        101,000
                                                      -----------
                                                          787,875
                                                      -----------

Retail -- Specialty Stores - 2.20%
 Cole National Group, Inc.,
   8.875%, 5-15-12 .....................       100         96,000
 Jo-Ann Stores, Inc.,
   10.375%, 5-1-07 .....................       110        113,438
 Michaels Stores, Inc.,
   9.25%, 7-1-09 .......................       250        265,625
                                                      -----------
                                                          475,063
                                                      -----------

Steel - 0.46%
 Oregon Steel Mills, Inc.,
   10.0%, 7-15-09 (A)...................       100        100,000
                                                      -----------

Utilities -- Gas and Pipeline - 0.48%
 AmeriGas Partners, L.P. and AP Eagle Finance Corp.,
   8.875%, 5-20-11......................       100        103,000
                                                      -----------

Utilities -- Telephone - 3.02%
 Insight Midwest, L.P. and Insight
   Capital, Inc.,
   10.5%, 11-1-10 ......................       125        111,250
 NEXTEL Communications, Inc.,
   9.375%, 11-15-09 ....................       350        266,000
 Sprint Corporation and Sprint Capital
   Corporation,
   8.375%, 3-15-12 .....................       150        104,840
 Triton PCS, Inc.:
   0.0%, 5-1-08 (B) ....................       130         85,150
   9.375%, 2-1-11 ......................       125         85,000
                                                      -----------
                                                          652,240
                                                      -----------

TOTAL CORPORATE DEBT SECURITIES - 84.66%              $18,303,870
 (Cost: $18,598,719)

OTHER GOVERNMENT SECURITY - 1.30%
Mexico
 United Mexican States,
   9.75%, 4-6-05 .......................       250    $   280,000
                                                      -----------
 (Cost: $249,948)

TOTAL SHORT-TERM SECURITIES  - 8.61%                  $ 1,862,472
 (Cost: $1,862,472)

TOTAL INVESTMENT SECURITIES - 98.29%                  $21,249,988
 (Cost: $21,811,687)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.71%         369,266

NET ASSETS - 100.00%                                  $21,619,254


Notes to Schedule of Investments

    *No income dividends were paid during the preceding 12 months.

(A) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, the total value of these securities amounted to $2,386,880 or 11.04% of net assets.

(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     HIGH INCOME FUND
     September 30, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities--at value (Notes 1 and 3) ...........   $21,250
 Cash  .....................................................         1
 Receivables:
   Dividends and interest...................................       457
   Fund shares sold ........................................        62
 Prepaid registration fees .................................        17
                                                               -------
    Total assets  ..........................................    21,787
                                                               -------
LIABILITIES
 Payable to Fund shareholders  .............................       150
 Accrued shareholder servicing (Note 2)  ...................         6
 Dividends payable  ........................................         5
 Accrued accounting services fee (Note 2)  .................         1
 Other  ....................................................         6
                                                               -------
    Total liabilities  .....................................       168
                                                               -------
      Total net assets .....................................   $21,619
                                                               =======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................   $    28
   Additional paid-in capital...............................    27,711
 Accumulated undistributed loss:
   Accumulated undistributed net realized loss
    on investment transactions  ............................    (5,558)
   Net unrealized depreciation in value of investments .....      (562)
                                                               -------
    Net assets applicable to outstanding units of capital  .   $21,619
                                                               =======
Net asset value per share (net assets divided by
 shares outstanding):
 Class A  ..................................................     $7.80
 Class B  ..................................................     $7.80
 Class C  ..................................................     $7.80
 Class Y  ..................................................     $7.80
Capital shares outstanding:
 Class A  ..................................................       432
 Class B  ..................................................       128
 Class C  ..................................................     2,206
 Class Y  ..................................................         4
Capital shares authorized ..................................   200,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     HIGH INCOME FUND
     For the Six Months Ended September 30, 2002
     (In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ...............................    $  928
   Dividends ...............................................        17
                                                                ------
    Total income  ..........................................       945
                                                                ------
 Expenses (Note 2):
   Distribution fee:
    Class A  ...............................................       ---*
    Class B  ...............................................         4
    Class C  ...............................................        65
    Class Y  ...............................................       ---*
   Investment management fee ...............................        66
   Shareholder servicing:
    Class A  ...............................................         4
    Class B  ...............................................         2
    Class C  ...............................................        30
    Class Y  ...............................................       ---*
   Service fee:
    Class A  ...............................................         3
    Class B  ...............................................         1
    Class C  ...............................................        22
   Registration fees .......................................         9
   Audit fees ..............................................         7
   Accounting services fee .................................         6
   Custodian fees ..........................................         4
   Other ...................................................         9
                                                                ------
   Total ...................................................       232
    Less expenses in excess of voluntary waiver of
      investment management fee (Note 2)....................       (66)
                                                                ------
      Total expenses .......................................       166
                                                                ------
       Net investment income  ..............................       779
                                                                ------
REALIZED AND UNREALIZED LOSS
ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments  .........................      (650)
 Unrealized depreciation in value of investments
   during the period .......................................    (1,080)
                                                                ------
   Net loss on investments..................................    (1,730)
                                                                ------
    Net decrease in net assets resulting from
      operations ...........................................    $ (951)
                                                                ======

*Not shown due to rounding.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     HIGH INCOME FUND
     (In Thousands)

                                         For the six For the fiscal
                                        months ended   year ended
                                       September 30,    March 31,
                                                2002         2002
                                         -----------    ---------
INCREASE IN NET ASSETS
 Operations:
   Net investment income .................  $    779       $1,596
   Realized net loss on investments ......      (650)        (641)
   Unrealized appreciation (depreciation)     (1,080)         490
                                             -------      -------
    Net increase (decrease) in net assets
      resulting from operations ..........      (951)       1,445
                                             -------      -------
 Distributions to shareholders from
   net investment income (Note 1E):(1)
   Class A ...............................      (111)         (94)
   Class B ...............................       (36)         (72)
   Class C ...............................      (630)      (1,428)
   Class Y ...............................        (2)          (2)
                                             -------      -------
                                                (779)      (1,596)
                                             -------      -------
 Capital share transactions
   (Note 5) ..............................     3,118          733
                                             -------      -------
   Total increase ........................     1,388          582
NET ASSETS
 Beginning of period  ....................    20,231       19,649
                                             -------      -------
 End of period  ..........................   $21,619      $20,231
                                             =======      =======
   Undistributed net investment income ...   $   ---      $   ---
                                             =======      =======

(1)  See "Financial Highlights" on pages 48 - 51.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     HIGH INCOME FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-3-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period $8.48           $8.54          $9.04
                      -----          -----          -----
Income (loss) from
 investment operations:
 Net investment
   income ..........   0.33           0.74           0.58
 Net realized and unrealized
   loss on investments(0.68)         (0.06)         (0.50)
                      -----          -----          -----
Total from investment
 operations  .......  (0.35)          0.68           0.08
                      -----          -----          -----
Less distributions:
 Declared from net
   investment income  (0.33)         (0.74)         (0.58)
 From capital gains   (0.00)         (0.00)         (0.00)
                      -----          -----          -----
Total distributions   (0.33)         (0.74)         (0.58)
                      -----          -----          -----
Net asset value,
 end of period  ....  $7.80          $8.48          $8.54
                      =====          =====          =====
Total return(2) ....  -4.10%          8.46%          0.90%
Net assets, end of period (000
 omitted)  ......... $3,373         $1,895           $442
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   0.82%(3)       0.84%          1.05%(3)
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver  ...........   8.18%(3)       9.00%          9.01%(3)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   1.45%(3)       1.14%          1.42%(3)
Ratio of net investment
 income to average net
 assets excluding
 voluntary expense
 waiver  ...........   7.55%(3)       8.70%          8.64%(3)
Portfolio turnover rate 22.70%       82.42%        114.89%(4)

(1)  Commencement of operations of the class.
(2) Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)  Annualized.
(4)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     HIGH INCOME FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year        7-18-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $8.48          $8.54         $ 9.03
                      -----          -----         ------
Income (loss) from
 investment operations:
 Net investment
    income .........   0.29           0.68           0.48
 Net realized and unrealized
   loss on investments (0.68)        (0.06)         (0.49)
                      -----          -----         ------
Total from investment
  operations  ......  (0.39)          0.62          (0.01)
                      -----          -----         ------
Less distributions:
 Declared from net
   investment income  (0.29)         (0.68)         (0.48)
 From capital gains   (0.00)         (0.00)         (0.00)
                      -----          -----         ------
Total distributions   (0.29)         (0.68)         (0.48)
                      -----          -----         ------
Net asset value,
 end of period  ....  $7.80          $8.48          $8.54
                      =====          =====          =====
Total return .......  -4.56%          7.64%          0.09%
Net assets, end of period (in
 millions)  ........     $1             $1             $1
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   1.78%(2)       1.74%          1.85%(2)
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver  ...........   7.20%(2)       8.09%          8.30%(2)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   2.41%(2)       2.36%          2.50%(2)
Ratio of net investment
 income to average net
 assets excluding
 voluntary expense
 waiver  ...........   6.57%(2)       7.47%          7.65%(2)
Portfolio turnover rate 22.70%       82.42%        114.89%(3)

(1)  Commencement of operations of the class.
(2)  Annualized.
(3)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     HIGH INCOME FUND
     Class C Shares (1)
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                          For the
                    For the                                period
                        six          For the fiscal        from
                     months       year ended March 31,  7-31-97(2)
                      ended -----------------------------    to
                    9-30-02    2002   2001    2000   1999 3-31-98
                    ------- ------- ------  ------ ------  ------
Net asset value,
 beginning of period  $8.48   $8.54  $9.27   $9.94 $10.79  $10.00
                      -----   -----  -----   ----- ------  ------
Income (loss) from
 investment operations:
 Net investment income 0.30    0.68   0.73    0.69   0.63    0.37
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.68)  (0.06) (0.73)  (0.67) (0.82)   0.79
                      -----   -----  -----   ----- ------  ------
Total from investment
 operations  .......  (0.38)   0.62   0.00    0.02  (0.19)   1.16
                      -----   -----  -----   ----- ------  ------
Less distributions:
 Declared from net
   investment income  (0.30)  (0.68) (0.73)  (0.69) (0.63)  (0.37)
 From capital gains   (0.00)  (0.00) (0.00)  (0.00) (0.03)  (0.00)
                      -----   -----  -----   ----- ------  ------
Total distributions   (0.30)  (0.68) (0.73)  (0.69) (0.66)  (0.37)
Net asset value,      -----   -----  -----   ----- ------  ------
 end of period  ....  $7.80   $8.48  $8.54   $9.27 $ 9.94  $10.79
                      =====   =====  =====   ===== ======  ======
Total return .......  -4.52%   7.58%  0.18%   0.17% -1.72%  11.77%
Net assets, end of period
 (in millions)  ....    $17     $17    $19     $23    $25     $12
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   1.69%(3)1.82%  1.78%   2.17%  2.20%   2.52%(3)
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver  ...........   7.29%(3)8.01%  8.38%   7.16%  6.29%   5.98%(3)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   2.32%(3)2.46%  2.41%   2.26%   ---     ---
Ratio of net investment
 income to average net
 assets excluding
 voluntary expense .
 waiver  ...........   6.66%(3)7.36%  7.75%   7.07%   ---     ---
Portfolio turnover
 rate  .............  22.70%  82.42%114.89%  71.31% 50.98%  67.82%

(1)  See Note 5.
(2)  Commencement of operations of the class.
(3)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     HIGH INCOME FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                          For the
                    For the                                period
                        six     For the fiscal               from
                     months   year ended March 31,       12-30-98(1)
                      ended  ---------------------             to
                    9-30-02    2002   2001    2000        3-31-99
                     ------  ------------- -------       ---------
Net asset value,
 beginning of period  $8.48   $8.54  $9.27   $9.94          $9.97
                      -----   -----  -----   -----          -----
Income (loss) from
 investment operations:
 Net investment income 0.33    0.75   0.78    0.77           0.20
 Net realized and
   unrealized gain (loss)
   on investments...  (0.68)  (0.06) (0.73)  (0.67)          0.00
                      -----   -----  -----   -----          -----
Total from investment
 operations ........  (0.35)   0.69   0.05    0.10           0.20
                      -----   -----  -----   -----          -----
Less distributions:
 Declared from net
   investment income  (0.33)  (0.75) (0.78)  (0.77)         (0.20)
 From capital gains   (0.00)  (0.00) (0.00)  (0.00)         (0.03)
                      -----   -----  -----   -----          -----
Total distributions   (0.33)  (0.75) (0.78)  (0.77)         (0.23)
                      -----   -----  -----   -----          -----
Net asset value,
 end of period .....  $7.80   $8.48  $8.54   $9.27          $9.94
                      =====   =====  =====   =====          =====
Total return .......  -4.09%   8.50%  0.79%   0.94%          2.45%
Net assets, end of
 period (000 omitted)   $34     $64    $12      $6             $6
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   0.80%(2)0.79%  1.20%   1.40%          0.26%(2)
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver  ...........   8.16%(2)8.99%  8.95%   7.85%          8.55%(2)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   1.43%(2)1.08%  1.62%  1.46%            ---
Ratio of net investment
 income to average net
 assets excluding
 voluntary expense
 waiver  ...........   7.53%(2)8.71%  8.52%   7.79%           ---
Portfolio turnover
 rate  .............  22.70%  82.42%114.89%  71.31%         50.98%(2)

(1)  Commencement of operations of the class.
(2)  Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------
International Growth Fund

GOALS
To seek long-term appreciation of capital as a primary goal and current income as a secondary goal.

Strategy
Invests primarily in common stocks of foreign companies that have the potential to provide long-term growth. The Fund emphasizes growth stocks which are securities of companies whose earnings are likely to grow faster than the economy.

Founded
1992

Scheduled Dividend Frequency
Annually (December)

Performance Summary - Class C Shares

Per Share Data
For the Six Months Ended September 30, 2002
-------------------------------------------

Net asset value on
9-30-02                          $7.67
3-31-02                           9.69
                                ------
Change per share                $(2.02)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------   -------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
 ended 9-30-02        -24.66%   -20.06%        -24.08%        -20.93%
 5-year period
 ended 9-30-02           ---       ---            ---            ---
10-year period
 ended 9-30-02           ---       ---            ---            ---
Since inception
 of Class (F)         -31.26%   -29.42%        -31.30%        -30.65%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C) Performance data does not take into account the sales load deducted on an initial purchase.
(D) Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E) Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F) 7-3-00 for Class A shares and 7-10-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period            Class C(B)   Class Y(C)
------            ----------   ----------
 1-year period
  ended 9-30-02       -20.76%   -19.77%
 5-year period
  ended 9-30-02        -0.13%     0.87%
10-year period
  ended 9-30-02        4.45%       ---
Since inception
  of Class (D)        ---         6.62%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C) Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D) 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

International investing involves special risks, including political, economic and currency risks.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------
Portfolio Highlights

On September 30, 2002, International Growth Fund had net assets totaling $67,353,180 invested in a diversified portfolio of:

   84.25% Common Stocks
    9.83% Cash and Cash Equivalents and Unrealized Loss on Open
            Forward Currency Contracts
    5.92% Other Government Security

As a shareholder of International Growth Fund, for every $100 you had invested on September 30, 2002, your Fund owned:

  $84.25  Common Stocks
    9.83  Cash and Cash Equivalents and Unrealized Loss on Open
            Forward Currency Contracts
    5.92  Other Government Security

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND
     September 30, 2002

                                              Shares        Value

COMMON STOCKS
Australia - 0.65%
 Novogen LTD (A)*  .......................   474,580 $    438,085
                                                     ------------

Belgium - 1.58%
 Interbrew S.A. (A)  .....................    44,900    1,063,566
                                                     ------------

Denmark - 0.77%
 Novo Nordisk A/S, Class B (A)  ..........    19,100      520,637
                                                     ------------

Finland - 2.77%
 Nokia Oyj (A)  ..........................    51,100      678,910
 Stora Enso Oyj, R Shares (A)  ...........    48,500      469,501
 UPM-Kymmene Oyj (A)  ....................    26,000      713,982
                                                     ------------
                                                        1,862,393
                                                     ------------

France - 7.14%
 AXA (A)  ................................    16,100      157,923
 Aventis S.A. (A)  .......................    16,300      853,360
 BNP Paribas SA (A)  .....................    24,400      794,895
 Carrefour SA (A)  .......................    11,300      453,183
 Publicis Groupe S.A. (A)  ...............    24,770      467,335
 Suez (A)  ...............................    59,200      930,966
 TotalFinaElf, S.A. (A)  .................     8,750    1,151,281
                                                     ------------
                                                        4,808,943
                                                     ------------

Germany - 12.79%
 Aareal Bank AG (A)*  ....................     6,590       86,448
 Altana AG (A)  ..........................    17,000      617,128
 BASF Aktiengesellschaft (A)  ............    20,460      711,406
 Deutsche Lufthansa
   Aktiengesellschaft (A)* ...............    58,800      540,169
 E.ON AG (A)  ............................    19,400      916,007
 Fresenius AG (A)  .......................     8,600      191,139
 GEHE AG (A)  ............................    19,060      782,281
 Linde AG (A)  ...........................    12,750      459,697
 Munchener Ruckversicherungs -
   Gesellschaft Aktiengesellschaft (A) ... 6,600 672,810 PUMA Aktiengesellschaft Rudolf
   Dassler Sport (A) .....................    15,000      786,783
 Rhoen-Klinikum AG (A)  ..................    32,319    1,436,612
 VOLKSWAGEN AKTIENGESELLSCHAFT (A)  ......    17,000      617,968
 Wella AG (A)  ...........................    18,000      799,229
                                                     ------------
                                                        8,617,677
                                                     ------------

Ireland - 2.11%
 Bank of Ireland (The) (A)  ..............    59,300      582,251
 DePfa Deutsche Pfandbriefbank AG (A)  ...    17,100      836,123
                                                     ------------
                                                        1,418,374
                                                     ------------

Italy - 9.15%
 Assicurazioni Generali S.p.A. (A)  ......    56,400      826,765
 Autogrill S.p.A. (A)*  ..................    33,000      260,453
 Banca Popolare di Verona - Banco S.
   Geminiano e.s. Prospero S.c.c.a.r.l. (A)   55,300      630,923
 Eni S.p.A. (A)  .........................    78,800    1,080,400
 RIUNIONE ADRIATICA DI SICURTA S.p.A. (A)     15,900      186,745
 Saipem S.p.A. (A)  ......................   169,600      916,394
 Telecom Italia S.p.A.,
   Ordinary Shares (A) ...................   151,900    1,081,838
 UniCredito Italiano SpA (A)  ............   326,400    1,180,050
                                                     ------------
                                                        6,163,568
                                                     ------------

Japan - 13.45%
 ASAHI BREWERIES, LTD. (A)  ..............   118,000      759,727
 Canon Inc. (A)  .........................    35,000    1,143,960
 Daito Trust Construction Co., Ltd. (A)  .    36,100      801,926
 Eisai Co., Ltd. (A)  ....................    18,500      426,911
 Fuji Photo Film Co., Ltd. (A)  ..........    14,000      417,344
 Honda Motor Co., Ltd. (A)  ..............    19,000      769,237
 Kao Corporation (A)  ....................    55,000    1,212,737
 Nintendo Co., Ltd. (A)  .................     3,700      430,861
 Sony Corporation (A)  ...................    15,500      650,448
 Takeda Chemical Industries, Ltd. (A)  ...    33,000    1,330,623
 Toyota Motor Corporation (A)  ...........    43,400    1,115,562
                                                     ------------
                                                        9,059,336
                                                     ------------

Luxembourg - 1.36%
 ARCELOR (A)*  ...........................    90,600      918,215
                                                     ------------

Netherlands - 5.32%
 Akzo Nobel N.V. (A)  ....................    22,950      739,042
 ING Groep N.V. (A)  .....................    23,400      323,834
 Koninklijke Philips Electronics N.V. (A) 33,200 482,086 Unilever N.V. - Certicaaten Van
   Aandelen (A) ..........................    34,400    2,035,421
                                                     ------------
                                                        3,580,383
                                                     ------------

Portugal - 1.13%
 Portugal Telecom, SGPS, S.A. (A)  .......   169,900      763,614
                                                     ------------

Spain - 1.17%
 GRUPO AUXILIAR METALURGICO, S.A. (A)*  ..    27,500      397,960
 Red Electrica de Espana (A) .............    41,635      389,473
                                                     ------------
                                                          787,433
                                                     ------------

Switzerland - 2.50%
 Clariant AG, Registered Shares (A)  .....    13,400      241,572
 Nestle S.A., Registered Shares (A)  .....     6,600    1,440,325
                                                     ------------
                                                        1,681,897
                                                     ------------

United Kingdom - 21.92%
 BP p.l.c. (A)  ..........................   104,900      699,901
 British American Tobacco Plc (A)  .......   131,400    1,338,789
 British Sky Broadcasting Group plc (A)*     125,100    1,006,522
 Capita Group plc (The) (A)  .............   109,200      339,438
 Compass Group PLC (A)  ..................    89,000      370,261
 Diageo plc (A)  .........................   160,100    1,983,080
 John Wood Group PLC (A)(B)  .............   319,000      935,240
 Lloyds TSB Group plc (A)  ...............    89,500      659,676
 Next plc (A)  ...........................    47,400      691,299
 Pearson plc (A)  ........................    29,600      236,760
 Reckitt Benckiser plc (A)  ..............   149,400    2,814,517
 Reed Elsevier plc (A)  ..................   118,800    1,019,245
 Rio Tinto plc (A)  ......................    56,300      903,298
 Royal Bank of Scotland
   Group plc (The) (A) ...................    60,677    1,143,082
 Vodafone Group Plc (A)  .................   489,000      625,660
                                                     ------------
                                                       14,766,768
                                                     ------------

United States - 0.44%
 UTStarcom, Inc.*  .......................    19,400      296,238
                                                     ------------

TOTAL COMMON STOCKS - 84.25%                         $ 56,747,127
 (Cost: $65,831,111)

                                           Principal
                                           Amount in
                                           Thousands

OTHER GOVERNMENT SECURITY - 5.92%
Bundesschwatzanweisungen Treasury Note,
 4.25%, 6-13-03 (C)  .....................  EUR4,000 $  3,983,402
 (Cost: $3,994,166)

                                                Face
                                           Amount in
                                           Thousands

UNREALIZED GAIN (LOSS) ON OPEN FORWARD
 CURRENCY CONTRACTS - (0.40%)
   Japanese Yen, 1-28-03 (C)..............  Y260,628    1,978,499
   Japanese Yen, 1-28-03 (C)                 260,628   (2,248,147)
                                                      -----------
                                                      $  (269,648)
                                                      -----------

TOTAL SHORT-TERM SECURITIES - 9.10%                   $ 6,129,833
 (Cost: $6,129,833)

TOTAL INVESTMENT SECURITIES - 98.87%                  $66,590,714
 (Cost: $75,955,110)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.13%         762,466

NET ASSETS - 100.00%                                  $67,353,180


Notes to Schedule of Investments

    *No income dividends were paid during the preceding 12 months.

(A)  Listed on an exchange outside the United States.

(B) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, the total value of this security amounted to 1.39% of net assets.

(C) Principal amounts are denominated in the indicated foreign currency, where applicable (EUR-EURO, Y - Japanese Yen).

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     INTERNATIONAL GROWTH FUND
     September 30, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities -- at value (Notes 1 and 3)  ........   $66,591
 Receivables:
   Investment securities sold ..............................     1,299
   Dividends and interest ..................................       252
   Fund shares sold ........................................        65
                                                               -------
    Total assets  ..........................................    68,207
                                                               -------
LIABILITIES
 Payable to Fund shareholders  .............................       430
 Payable for investment securities purchased  ..............       320
 Accrued shareholder servicing (Note 2)  ...................        38
 Accrued accounting services fee (Note 2)  .................         3
 Accrued management fee (Note 2)  ..........................         2
 Accrued distribution fee (Note 2)  ........................         1
 Other  ....................................................        60
                                                               -------
    Total liabilities  .....................................       854
                                                               -------
      Total net assets .....................................   $67,353
                                                               =======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................  $     87
   Additional paid-in capital ..............................   126,921
 Accumulated undistributed loss:
   Accumulated undistributed net investment loss ...........       (79)
   Accumulated undistributed net realized loss
    on investment transactions  ............................   (50,215)
   Net unrealized depreciation in value of investments .....    (9,361)
                                                              --------
    Net assets applicable to outstanding units
      of capital ...........................................  $ 67,353
                                                              ========
Net asset value per share (net assets divided by
 shares outstanding):
 Class A  ..................................................     $7.81
 Class B  ..................................................     $7.63
 Class C  ..................................................     $7.67
 Class Y  ..................................................     $8.40
Capital shares outstanding:
 Class A  ..................................................       697
 Class B  ..................................................       230
 Class C  ..................................................     6,932
 Class Y  ..................................................       831
Capital shares authorized ..................................   400,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     INTERNATIONAL GROWTH FUND
     For the Six Months Ended September 30, 2002
     (In Thousands)
INVESTMENT LOSS
 Income (Note 1B):
   Dividends (net of foreign withholding taxes of $74) .....  $  1,021
   Interest and amortization ...............................       109
                                                              --------
    Total income  ..........................................     1,130
                                                              --------
 Expenses (Note 2):
   Investment management fee ...............................       357
   Distribution fee:
    Class A  ...............................................         1
    Class B  ...............................................         8
    Class C  ...............................................       247
    Class Y  ...............................................        12
   Shareholder servicing:
    Class A  ...............................................        19
    Class B  ...............................................         9
    Class C  ...............................................       211
    Class Y  ...............................................         7
   Service fee:
    Class A  ...............................................         8
    Class B  ...............................................         3
    Class C  ...............................................        82
   Custodian fees ..........................................        92
   Accounting services fee .................................        18
   Audit fees ..............................................        11
   Legal fees ..............................................         1
   Other ...................................................        66
                                                              --------
    Total expenses  ........................................     1,152
                                                              --------
      Net investment loss ..................................       (22)
                                                              --------
REALIZED AND UNREALIZED LOSS ON
INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  ..........................    (9,390)
 Realized net loss on foreign currency transactions  .......       (55)
                                                              --------
   Realized net loss on investments ........................    (9,445)
                                                              --------
 Unrealized depreciation in value of securities
   during the period .......................................    (7,691)
 Unrealized depreciation in value of forward
   currency contracts during the period.....................      (235)
                                                              --------
   Unrealized depreciation in value of investments
    during the period  .....................................    (7,926)
                                                              --------
    Net loss on investments ................................   (17,371)
                                                              --------
      Net decrease in net assets resulting from
       operations  .........................................  $(17,393)
                                                              ========

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     INTERNATIONAL GROWTH FUND
     (In Thousands)

                                         For the six For the fiscal
                                        months ended   year ended
                                       September 30,    March 31,
                                                2002         2002
                                         -----------    ---------
DECREASE IN NET ASSETS
 Operations:
   Net investment loss....................   $   (22)     $(1,063)
   Realized net loss on investments ......    (9,445)     (27,914)
   Unrealized appreciation (depreciation)     (7,926)       4,921
                                             -------     --------
    Net decrease in net assets
      resulting from operations ..........   (17,393)     (24,056)
                                             -------     --------
 Distributions to shareholders from
   realized gains on investment
   transactions (Note 1E): (1)
    Class A  .............................       ---          (21)
    Class B  .............................       ---           (7)
    Class C  .............................       ---         (265)
    Class Y  .............................       ---          (19)
                                             -------     --------
                                                 ---         (312)
                                             -------     --------
 Capital share transactions
   (Note 5) ..............................    (6,436)     (21,059)
                                             -------     --------
   Total decrease ........................   (23,829)     (45,427)
NET ASSETS
 Beginning of period  ....................    91,182      136,609
                                             -------     --------
 End of period  ..........................   $67,353     $ 91,182
                                             =======     ========
   Undistributed net investment loss .....   $   (79)    $     (2)
                                             =======     ========

(1)  See "Financial Highlights" on pages 62 - 65.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     INTERNATIONAL GROWTH FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-3-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $9.82         $12.03         $24.33
                      -----         ------         ------
Income (loss) from
 investment operations:
 Net investment
   income (loss) ...   0.02          (0.17)         (0.02)
 Net realized and unrealized
   loss on investments (2.03)        (2.01)         (6.46)
                      -----         ------         ------
Total from investment
 operations  .......  (2.01)         (2.18)         (6.48)
                      -----         ------         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (0.03)         (5.82)
                      -----         ------         ------
Total distributions   (0.00)         (0.03)         (5.82)
                      -----         ------         ------
Net asset value,
 end of period  ....  $7.81         $ 9.82         $12.03
                      =====         ======         ======
Total return(2) .... -20.47%        -18.12%        -29.73%
Net assets, end of
 period (in
 millions)  ........     $5             $7             $5
Ratio of expenses to
 average net assets    2.12%(3)       1.89%          1.72%(3)
Ratio of net investment
 income (loss) to average
 net assets  .......   0.49%(3)      -0.49%         -0.31%(3)
Portfolio turnover rate 54.78%      133.83%        103.03%(4)

(1)  Commencement of operations of the class.
(2) Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)  Annualized.
(4)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     INTERNATIONAL GROWTH FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year        7-10-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $9.65         $11.94         $24.59
                      -----         ------         ------
Loss from
 investment operations:
 Net investment
   loss ............  (0.03)         (0.19)         (0.09)
 Net realized and unrealized
   loss on investments (1.99)        (2.07)         (6.74)
                      -----         ------         ------
Total from investment
 operations  .......  (2.02)         (2.26)         (6.83)
                      -----         ------         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (0.03)         (5.82)
                      -----         ------         ------
Total distributions   (0.00)         (0.03)         (5.82)
                      -----         ------         ------
Net asset value,
 end of period  ....  $7.63         $ 9.65         $11.94
                      =====         ======         ======
Total return ....... -20.93%        -18.93%        -30.89%
Net assets, end of
 period (in
 millions)  ........     $2             $2             $2
Ratio of expenses to
 average net assets    3.24%(2)       2.89%          2.61%(2)
Ratio of net investment
 loss to average net
 assets  ...........  -0.58%(2)      -1.42%         -1.30%(2)
Portfolio turnover rate 54.78%      133.83%        103.03%(3)

(1)  Commencement of operations of the class.
(2)  Annualized.
(3)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     INTERNATIONAL GROWTH FUND
     Class C Shares (1)
     For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the
                        six
                     months  For the fiscal year ended March 31,
                      ended -------------------------------------
                    9-30-02    2002   2001    2000   1999    1998
                     ------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $9.69  $11.96 $28.58  $15.58 $15.04  $12.40
                      -----  ------ ------  ------ ------  ------
Income (loss) from investment
 operations:
 Net investment loss  (0.02)  (0.11) (0.17)  (0.34) (0.07)  (0.10)
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (2.00)  (2.13)(10.63)  15.14   1.55    4.12
                      -----  ------ ------  ------ ------  ------
Total from investment
 operations  .......  (2.02)  (2.24)(10.80)  14.80   1.48    4.02
                      -----  ------ ------  ------ ------  ------
Less distributions:
 From net investment
   income ..........  (0.00)  (0.00) (0.00)  (0.00) (0.00)  (0.00)
 From capital gains   (0.00)  (0.03) (5.82)  (1.80) (0.94)  (1.38)
                      -----  ------ ------  ------ ------  ------
Total distributions   (0.00)  (0.03) (5.82)  (1.80) (0.94)  (1.38)
                      -----  ------ ------  ------ ------  ------
Net asset value,
 end of period  ....  $7.67  $ 9.69 $11.96  $28.58 $15.58  $15.04
                      =====  ====== ======  ====== ======  ======
Total return .......-20.85% -18.73%-40.45%  97.89% 10.36%  35.24%
Net assets, end of
 period (in
 millions)  ........    $53     $74   $123    $233   $100     $87
Ratio of expenses to
 average net assets    2.93%(2)2.62%  2.36%   2.37%  2.35%   2.35%
Ratio of net investment
 loss to average net
 assets  ...........  -0.25%(2)-1.03%-1.03%  -1.48% -0.53%  -0.82%
Portfolio turnover rate 54.78%133.83%103.03%125.71%116.25% 105.11%

(1)  See Note 5.
(2)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     INTERNATIONAL GROWTH FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the
                        six
                     months  For the fiscal year ended March 31,
                      ended -------------------------------------
                    9-30-02    2002   2001    2000   1999    1998
                     ------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $10.55  $12.87 $29.86  $16.08 $15.35  $12.52
                     ------  ------ ------  ------ ------  ------
Income (loss) from investment
 operations:
 Net investment income
   (loss) ..........   0.04   (0.18) (0.17)  (1.41)  0.05    0.01
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (2.19)  (2.11)(11.00)  16.99   1.62    4.20
                     ------  ------ ------  ------ ------  ------
Total from investment
 operations  .......  (2.15)  (2.29)(11.17)  15.58   1.67    4.21
                     ------  ------ ------  ------ ------  ------
Less distributions:
 From net investment
   income ..........  (0.00)  (0.00) (0.00)  (0.00) (0.00)  (0.00)
 From capital gains   (0.00)  (0.03) (5.82)  (1.80) (0.94)  (1.38)
                     ------  ------ ------  ------ ------  ------
Total distributions   (0.00)  (0.03) (5.82)  (1.80) (0.94)  (1.38)
                     ------  ------ ------  ------ ------  ------
Net asset value,
 end of period  .... $ 8.40  $10.55 $12.87  $29.86 $16.08  $15.35
                     ======  ====== ======  ====== ======  ======
Total return ....... -20.38% -17.79%-39.91%  99.74% 11.41%  36.45%
Net assets, end of
 period (000
 omitted) .......... $6,984  $8,314 $6,594  $5,296   $629    $419
Ratio of expenses to
 average net assets    1.69%(1)1.52%  1.44%   1.48%  1.44%   1.51%
Ratio of net investment
 income (loss) to average
 net assets  .......   0.97%(1)-0.11%-0.02%  -0.80%  0.36%   0.07%
Portfolio turnover rate 54.78%133.83%103.03%125.71%116.25% 105.11%

(1)  Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF LARGE CAP GROWTH FUND
-----------------------------------------------------------------
Large Cap Growth Fund

GOAL
To seek the appreciation of your investment.

Strategy
Invests primarily in a diversified portfolio of common stocks issued by growth-oriented large to medium sized U.S. and foreign companies that the Fund's investment manager believes have appreciation potential.

Founded
2000

Scheduled Dividend Frequency
Annually (December)

Performance Summary - Class A Shares

Per Share Data
For the Six Months Ended September 30, 2002
------------------------------------------

Net asset value on
9-30-02                         $ 6.92
3-31-02                           9.21
                                ------
Change per share                $(2.29)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF LARGE CAP GROWTH FUND
-----------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------   -------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 9-30-02       -18.47%   -13.50%        -18.20%        -14.79%
 5-year period
  ended 9-30-02          ---       ---            ---            ---
10-year period
  ended 9-30-02          ---       ---            ---            ---
Since inception
  of Class (F)        -16.92%   -14.71%        -17.20%        -16.07%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C) Performance data does not take into account the sales load deducted on an initial purchase.
(D) Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E) Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F) 6-30-00 for Class A shares and 7-6-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period             Class C(B)   Class Y(C)
------             ---------    ---------
 1-year period
 ended 9-30-02        -14.23%   -13.25%
 5-year period
 ended 9-30-02           ---       ---
10-year period
 ended 9-30-02           ---       ---
Since inception
 of Class (D)         -15.51%   -14.75%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.
(C) Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D) 7-3-00 for Class C shares and 7-6-00 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF LARGE CAP GROWTH FUND
-----------------------------------------------------------------
Portfolio Highlights

On September 30, 2002, Large Cap Growth Fund had net assets totaling $20,387,742 invested in a diversified portfolio of:

   91.38% Common Stocks
    8.62% Cash and Cash Equivalents and Options

As a shareholder of Large Cap Growth Fund, for every $100 you had invested on September 30, 2002, your Fund owned:

 $20.25  Health Care Stocks
  18.55  Technology Stocks
  16.91  Financial Services Stocks
  12.17  Consumer Nondurables Stocks
   9.86  Retail Stocks
   8.62  Cash and Cash Equivalents and Options
   2.42  Consumer Durables Stocks
   2.93  Business Equipment and Services Stocks
   2.42  Capital Goods Stocks
   2.23  Raw Materials Stocks
   1.58  Energy Stocks

THE INVESTMENTS OF LARGE CAP GROWTH FUND
     September 30, 2002

                                              Shares        Value

COMMON STOCKS
Aircraft - 4.69%
 Lockheed Martin Corporation  ............    14,800    $   957,116
                                                        -----------

Banks - 8.08%
 Bank of America Corporation  ............    11,800        752,840
 Commerce Bancorp, Inc.  .................     5,200        215,852
 Wells Fargo & Company  ..................    14,100        679,056
                                                        -----------
                                                          1,647,748
                                                       -----------

Beverages - 1.06%
 Coca-Cola Company (The)  ................     4,500        215,820
                                                        -----------

Business Equipment and Services - 2.93%
 Accenture Ltd*  .........................    13,619        194,479
 Manpower Inc.  ..........................    13,700        401,958
                                                       ------------
                                                            596,437
                                                       ------------

Capital Equipment - 2.23%
 Cooper Cameron Corporation*  ............    10,900        455,184
                                                       ------------

Chemicals -- Specialty - 2.23%
 Air Products and Chemicals, Inc.  .......     2,800        117,628
 Praxair, Inc.  ..........................     6,600        337,326
                                                       ------------
                                                            454,954
                                                       ------------

Communications Equipment - 2.81%
 Cisco Systems, Inc.*  ...................    54,600        572,208
                                                       ------------

Computers -- Peripherals - 9.06%
 EMC Corporation*  .......................    83,311        380,731
 Electronic Arts Inc.*  ..................     6,800        448,936
 Microsoft Corporation*  .................    18,800        822,124
 SAP Aktiengesellschaft, ADR  ............    17,400        195,750
                                                       ------------
                                                          1,847,541
                                                       ------------

Consumer Electronics - 1.55%
 Harman International Industries,
   Incorporated ..........................     6,100        315,675
                                                       -----------

Cosmetics and Toiletries - 3.15%
 Gillette Company (The)  .................    21,700        642,320
                                                       -----------

Electronic Components - 1.99%
 Microchip Technology Incorporated*  .....    19,900        406,358
                                                       -----------

Food and Related - 1.09%
 Kraft Foods Inc.  .......................     6,100        222,406
                                                       ------------

Health Care -- Drugs - 10.93%
 Amgen Inc.*  ............................    18,500        771,358
 Forest Laboratories, Inc.*  .............     6,100        500,261
 Pfizer Inc.  ............................    33,000        957,660
                                                        -----------
                                                          2,229,279
                                                        -----------

Health Care -- General - 4.05%
 Johnson & Johnson  ......................     8,800        475,904
 Wyeth  ..................................    11,000       349,800
                                                       -----------
                                                            825,704
                                                        -----------

Hospital Supply and Management - 5.27%
 Health Management Associates, Inc.,
   Class A* ..............................    44,800        905,856
 Medtronic, Inc.  ........................     4,000        168,480
                                                        -----------
                                                          1,074,336
                                                        -----------

Insurance -- Property and Casualty - 0.06%
 Travelers Property Casualty Corp.*  .....       293          3,868
 Travelers Property Casualty Corp., Class B*     603          8,158
                                                       -----------
                                                             12,026
                                                        -----------

Motor Vehicles - 3.12%
 Harley-Davidson, Inc.  ..................    13,700        636,365
                                                       -----------

Petroleum -- Services - 1.58%
 Smith International, Inc.*  .............    11,000        322,410
                                                       -----------

Restaurants - 3.22%
 Wendy's International, Inc.  ............    19,800        655,578
                                                       -----------

Retail -- General Merchandise - 3.77%
 Kohl's Corporation*  ....................     5,000        304,050
 Target Corporation  .....................     6,700        197,784
 Wal-Mart Stores, Inc.  ..................     5,400        265,896
                                                       -----------
                                                            767,730
                                                        -----------

Retail -- Specialty Stores - 2.87%
 Blockbuster Inc., Class A  ..............    23,600        585,280
                                                       ------------

Security and Commodity Brokers - 8.77%
 Fannie Mae  .............................     7,700        458,458
 Freddie Mac  ............................     9,300        519,870
 Goldman Sachs Group, Inc. (The)  ........     6,200        409,386
 SLM Corporation  ........................     4,300        400,502
                                                        -----------
                                                          1,788,216
                                                        -----------

Tobacco - 6.87%
 Philip Morris Companies Inc.  ...........    36,100      1,400,680
                                                        -----------

TOTAL COMMON STOCKS - 91.38%                            $18,631,371
 (Cost: $21,732,879)

                                           Number of
                                           Contracts

PUT OPTION - 0.53%
 Philip Morris Companies Inc., November 40,
   Expires 11-16-02 ......................       361    $   108,300
                                                        -----------
 (Cost: $81,608)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals -- Petroleum and Inorganic - 4.44%
   du Pont (E.I.) de Nemours and Company,
    1.68487%, Master Note  ...............      $905        905,000
                                                        -----------

 Food and Related - 2.72%
   General Mills, Inc.,
    1.9606%, Master Note  ................       554        554,000
                                                        -----------

Total Commercial Paper - 7.16%                            1,459,000

Repurchase Agreement - 0.57%
 J.P. Morgan Securities Inc., 1.78% Repurchase
   Agreement dated 9-30-02, to be
   repurchased at $116,006 on 10-1-02(A)..       116        116,000
                                                       -----------

TOTAL SHORT-TERM SECURITIES - 7.73%                      $1,575,000
 (Cost: $1,575,000)

TOTAL INVESTMENT SECURITIES - 99.64%                    $20,314,671
 (Cost: $23,389,487)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.36%            73,071

NET ASSETS - 100.00%                                    $20,387,742


Notes to Schedule of Investments

    *No income dividends were paid during the preceding 12 months.

(A) Collateralized by $119,000 United States Treasury Bill, 1.78% due 12-26-02; market value and accrued interest aggregate $118,564.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     LARGE CAP GROWTH FUND
     September 30, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities--at value (Notes 1 and 3)  ..........   $20,315
 Cash  .....................................................         1
 Receivables:
   Investment securities sold ..............................       111
   Dividends and interest ..................................        28
   Fund shares sold ........................................        12
                                                               -------
    Total assets  ..........................................    20,467
                                                               -------
LIABILITIES
 Payable to Fund shareholders  .............................        60
 Accrued shareholder servicing (Note 2)  ...................        10
 Accrued accounting services fee (Note 2)  .................         1
 Other  ....................................................         8
                                                               -------
    Total liabilities  .....................................        79
                                                               -------
      Total net assets .....................................   $20,388
                                                               =======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................   $    30
   Additional paid-in capital ..............................    34,882
 Accumulated undistributed loss:
   Accumulated undistributed net investment loss ...........       (69)
   Accumulated undistributed net realized loss on
    investment transactions  ...............................   (11,380)
   Net unrealized depreciation in value of investments .....    (3,075)
                                                               -------
    Net assets applicable to outstanding units
      of capital ...........................................   $20,388
                                                               =======
Net asset value per share (net assets divided by shares
 outstanding):
 Class A  ..................................................     $6.92
 Class B  ..................................................     $6.74
 Class C  ..................................................     $6.81
 Class Y  ..................................................     $6.94
Capital shares outstanding:
 Class A  ..................................................     1,982
 Class B  ..................................................       264
 Class C  ..................................................       628
 Class Y  ..................................................        87
Capital shares authorized ..................................   400,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     LARGE CAP GROWTH FUND
     For the Six Months Ended September 30, 2002
     (In Thousands)
INVESTMENT LOSS
 Income (Note 1B):
   Dividends ...............................................   $   127
   Interest and amortization ...............................        24
                                                               -------
    Total income  ..........................................       151
                                                               -------
 Expenses (Note 2):
   Investment management fee ...............................        87
   Shareholder servicing:
    Class A  ...............................................        31
    Class B  ...............................................        12
    Class C  ...............................................        15
    Class Y  ...............................................         1
   Distribution fee:
    Class A  ...............................................         2
    Class B  ...............................................         8
    Class C  ...............................................        20
    Class Y  ...............................................         1
   Service fee:
    Class A  ...............................................        19
    Class B  ...............................................         3
    Class C  ...............................................         7
   Registration fees .......................................        27
   Audit fees ..............................................        10
   Accounting services fee .................................         9
   Custodian fees ..........................................         3
   Other ...................................................         7
                                                               -------
    Total  .................................................       262
      Less expenses in excess of voluntary waiver of
       investment management fee (Note 2)  .................       (42)
                                                               -------
       Total expenses  .....................................       220
                                                               -------
         Net investment loss ...............................       (69)
                                                               -------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments  .........................    (2,094)
                                                               -------
 Unrealized depreciation in value of securities
   during the period .......................................    (4,889)
 Unrealized appreciation in value of purchased
   options during the period ...............................        27
   Unrealized depreciation in value of investments              ------
    during the period  .....................................    (4,862)
                                                               -------
    Net loss on investments  ...............................    (6,956)
                                                               -------
      Net decrease in net assets resulting from
       operations  .........................................   $(7,025)
                                                               =======
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     LARGE CAP GROWTH FUND
     (In Thousands)

                                         For the six For the fiscal
                                        months ended   year ended
                                       September 30,    March 31,
                                                2002         2002
                                         -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment loss ...................   $   (69)    $   (196)
   Realized net loss on investments ......    (2,094)      (5,708)
   Unrealized appreciation (depreciation)     (4,862)       5,055
                                             -------      -------
    Net decrease in net assets resulting
      from operations ....................    (7,025)        (849)
                                             -------      -------
 Distributions to shareholders from (Note 1E):(1)
   Net investment income:
    Class A  .............................       ---          ---
    Class B  .............................       ---          ---
    Class C  .............................       ---          ---
    Class Y  .............................       ---          ---
..  Realized gains on investment transactions:
    Class A  .............................       ---          ---
    Class B  .............................       ---          ---
    Class C  .............................       ---          ---
    Class Y  .............................       ---          ---
                                             -------      -------
                                                 ---          ---
                                             -------      -------
 Capital share transactions (Note 5)  ....    (1,800)       1,934
                                             -------      -------
    Total increase (decrease)  ...........    (8,825)       1,085
NET ASSETS
 Beginning of period  ....................    29,213       28,128
                                             -------      -------
 End of period  ..........................   $20,388      $29,213
                                             =======      =======
   Undistributed net investment income (loss) $   (69)    $   ---
                                             =======      =======

(1)  See "Financial Highlights" on pages 75 - 78.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     LARGE CAP GROWTH FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year        6-30-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $9.21          $9.48         $10.00
                      -----          -----         ------
Income (loss) from
 investment operations:
 Net investment
   income (loss) ...  (0.01)         (0.04)          0.05
 Net realized and unrealized
   loss on investments (2.28)        (0.23)         (0.45)
                      -----          -----         ------
Total from investment
 operations  .......  (2.29)         (0.27)         (0.40)
                      -----          -----         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.06)
 From capital gains   (0.00)         (0.00)         (0.06)
                      -----          -----         ------
Total distributions   (0.00)         (0.00)         (0.12)
                      -----          -----         ------
Net asset value,
 end of period  ....  $6.92          $9.21         $ 9.48
                      =====          =====         ======
Total return(2) .... -24.86%         -2.85%         -4.27%
Net assets, end of period
 (in millions)  ....    $14            $20            $19
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   1.44%(3)       1.58%          1.13%(3)
Ratio of net investment
 income (loss) to
 average net assets
 including voluntary
 expense waiver  ...  -0.23%(3)      -0.38%          0.89%(3)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   1.78%(3)       1.69%          1.34%(3)
Ratio of net investment
 income (loss) to
 average net assets
 excluding voluntary
 expense waiver  ...  -0.57%(3)      -0.49%          0.68%(3)
Portfolio turnover rate 34.85%       98.59%         75.42%

(1)  Commencement of operations of the class.
(2) Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     LARGE CAP GROWTH FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-6-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $9.05          $9.44         $10.02
                      -----          -----         ------
Loss from
 investment operations:
 Net investment
   loss ............  (0.07)         (0.16)         (0.03)
 Net realized and unrealized
   loss on investments (2.24)        (0.23)         (0.49)
                      -----          -----         ------
Total from investment
 operations ........  (2.31)         (0.39)         (0.52)
                      -----          -----         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (0.00)         (0.06)
                      -----          -----         ------
Total distributions   (0.00)         (0.00)         (0.06)
                      -----          -----         ------
Net asset value,
 end of period  ....  $6.74          $9.05         $ 9.44
                      =====          =====         ======
Total return ....... -25.53%         -4.13%         -5.32%
Net assets, end of period
 (in millions)  ....     $2             $2             $2
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   3.03%(2)       2.98%          2.53%(2)
Ratio of net investment
 loss to average net
 assets including
 voluntary expense
 waiver  ...........  -1.81%(2)      -1.79%         -0.60%(2)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   3.37%(2)       3.19%          3.00%(2)
Ratio of net investment
 loss to average net
 assets excluding
 voluntary expense
 waiver  ...........  -2.15%(2)      -2.00%         -1.07%(2)
Portfolio turnover rate 34.85%       98.59%         75.42%

(1)  Commencement of operations of the class.
(2)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     LARGE CAP GROWTH FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-3-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $9.10          $9.45         $10.00
                      -----          -----         ------
Loss from
 investment operations:
 Net investment
   loss ............  (0.05)         (0.12)         (0.00)
 Net realized and unrealized
   loss on investments (2.24)        (0.23)         (0.48)
                      -----          -----         ------
Total from investment
 operations  .......  (2.29)         (0.35)         (0.48)
                      -----          -----         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.01)
 From capital gains   (0.00)         (0.00)         (0.06)
                      -----          -----         ------
Total distributions   (0.00)         (0.00)         (0.07)
                      -----          -----         ------
Net asset value,
 end of period  ....  $6.81          $9.10         $ 9.45
                      =====          =====         ======
Total return ....... -25.25%         -3.60%         -4.93%
Net assets, end of period
 (in millions)  ....     $4             $7             $7
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   2.36%(2)       2.51%          2.06%(2)
Ratio of net investment
 loss to average net
 assets including
 voluntary expense
 waiver  ...........  -1.16%(2)      -1.31%         -0.08%(2)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   2.70%(2)       2.68%          2.44%(2)
Ratio of net investment
 loss to average net
 assets excluding
 voluntary expense
 waiver  ...........  -1.50%(2)      -1.48%         -0.46%(2)
Portfolio turnover rate 34.85%       98.59%         75.42%

(1)  Commencement of operations of the class.
(2)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     LARGE CAP GROWTH FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-6-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $9.22          $9.48         $10.02
                      -----          -----         ------
Income (loss) from
 investment operations:
 Net investment
   income (loss) ...  (0.15)         (0.01)          0.09
 Net realized and unrealized
   loss on investments (2.13)        (0.25)         (0.50)
                      -----          -----         ------
Total from investment
 operations  .......  (2.28)         (0.26)         (0.41)
                      -----          -----         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.07)
 From capital gains   (0.00)         (0.00)         (0.06)
                      -----          -----         ------
Total distributions   (0.00)         (0.00)         (0.13)
                      -----          -----         ------
Net asset value,
 end of period  ....  $6.94          $9.22         $ 9.48
                      =====          =====         ======
Total return ....... -24.73%         -2.74%         -4.38%
Net assets, end of period (000
 omitted)  .........   $603           $768           $279
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   1.22%(2)       1.36%          1.13%(2)
Ratio of net investment
 income (loss) to
 average net assets
 including voluntary
 expense waiver  ...   0.00%(2)      -0.20%          1.11%(2)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   1.56%(2)       1.45%          1.34%(2)
Ratio of net investment
 income (loss) to
 average net assets
 excluding voluntary
 expense waiver  ...  -0.34%(2)      -0.29%          0.90%(2)
Portfolio turnover rate 34.85%       98.59%         75.42%

(1)  Commencement of operations of the class.
(2)  Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND
-----------------------------------------------------------------
Limited-Term Bond Fund

GOAL
To seek a high level of current income consistent with preservation of capital.

Strategy
Invests primarily in investment-grade debt securities of U.S. issuers, including corporate bonds, mortgage-backed securities and U.S. Government securities. The Fund maintains a dollar-weighted average maturity of not less than two years and not more than five years.

Founded
1992

Scheduled Dividend Frequency
Declared daily, paid monthly

Performance Summary - Class C Shares

Per Share Data
For the Six Months Ended September 30, 2002
-------------------------------------------
Dividends paid                   $0.16
                                 =====

Net asset value on
   9-30-02                      $10.38
   3-31-02                       10.20
                                ------
Change per share                $ 0.18
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND
-----------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 9-30-02         0.05%     4.49%         -0.43%          3.57%
 5-year period
  ended 9-30-02          ---       ---            ---            ---
10-year period
  ended 9-30-02          ---       ---            ---            ---
Since inception
  of Class (F)          5.56%     7.74%          5.67%          6.91%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.
(C) Performance data does not take into account the sales load deducted on an initial purchase.
(D) Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E) Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F) 8-17-00 for Class A shares and 7-3-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period              Class C(B)Class Y(C)
------              -------------------
 1-year period
  ended 9-30-02         3.54%     4.49%
 5-year period
  ended 9-30-02         5.03%     5.98%
10-year period
  ended 9-30-02         4.67%      ---
Since inception
  of Class (D)          ---       5.71%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C) Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D) 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND
-----------------------------------------------------------------
Portfolio Highlights

On September 30, 2002, Limited-Term Bond Fund had net assets totaling $56,764,129 invested in a diversified portfolio of:

   90.88% Bonds
    9.12% Cash and Cash Equivalents


As a shareholder of Limited-Term Bond Fund, for every $100 you had invested on September 30, 2002, your Fund owned:

  $52.34Corporate Bonds
   38.39United States Government Securities
    9.12Cash and Cash Equivalents
    0.15Municipal Bond

THE INVESTMENTS OF LIMITED-TERM BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Aircraft - 2.95%
 Lockheed Martin Corporation,
   7.25%, 5-15-06 ........................      $700  $   791,512
 Raytheon Company,
   6.75%, 8-15-07 ........................       800      885,190
                                                      -----------
                                                        1,676,702
                                                      -----------

Banks - 2.86%
 First Union Corporation,
   6.875%, 9-15-05 .......................       910    1,020,391
 Mercantile Bancorporation Inc.,
   7.625%, 10-15-02 ......................       600      601,135
                                                      -----------
                                                        1,621,526
                                                      -----------

Chemicals -- Specialty - 1.44%
 Praxair, Inc.,
   6.75%, 3-1-03 .........................       800      815,121
                                                      -----------

Construction Materials - 1.62%
 Black & Decker Corp.,
   7.5%, 4-1-03 ..........................       901      922,052
                                                      -----------

Finance Companies - 5.16%
 Aristar, Inc.,
   5.85%, 1-27-04 ........................       670      697,555
 General Motors Acceptance Corporation,
   6.625%, 10-15-05 ......................       700      731,780
 Grand Metropolitan Investment Corp.,
   7.125%, 9-15-04 .......................       800      873,143
 John Deere Capital Corporation,
   5.125%, 10-19-06 ......................       600      629,269
                                                      -----------
                                                        2,931,747
                                                      -----------

Food and Related - 1.48%
 Earthgrains Company (The),
   8.375%, 8-1-03.........................       800      839,784
                                                      -----------

Forest and Paper Products - 1.80%
 International Paper Company,
   6.125%, 11-1-03 .......................       985    1,019,205
                                                      -----------

Insurance -- Life - 2.90%
 American General Finance Corporation,
   6.75%, 11-15-04 .......................       900      970,641
 Aon Corporation,
   7.4%, 10-1-02 .........................       673      673,000
                                                      -----------
                                                        1,643,641
                                                      -----------

Multiple Industry - 11.45%
 Ford Motor Credit Company,
   6.7%, 7-16-04 .........................     1,600    1,607,696
 General Electric Capital Corporation,
   7.25%, 2-1-05 .........................     1,000    1,105,116
 Honeywell International Inc.,
   6.875%, 10-3-05 .......................     1,100    1,208,963
 Household Finance Corporation,
   6.5%, 1-24-06 .........................       950      958,168
 National Rural Utilities Cooperative
   Finance Corporation,
   6.0%, 5-15-06 .........................     1,500    1,616,735
                                                      -----------
                                                        6,496,678
                                                      -----------

Petroleum -- Domestic - 2.08%
 Anadarko Petroleum Corporation,
   6.5%, 5-15-05 .........................     1,083    1,179,035
                                                      -----------

Petroleum -- International - 3.23%
 Chevron Corporation Profit Sharing/Savings
   Plan Trust Fund,
   8.11%, 12-1-04 ........................       243      260,631
 Conoco Inc.,
   5.9%, 4-15-04 .........................     1,500    1,574,171
                                                      -----------
                                                        1,834,802
                                                      -----------

Railroad - 4.00%
 Norfolk Southern Corporation,
   7.35%, 5-15-07 ........................       850      980,026
 Union Pacific Corporation:
   7.6%, 5-1-05 ..........................       630      705,148
   6.7%, 12-1-06 .........................       525      584,550
                                                      -----------
                                                        2,269,724
                                                      -----------

Retail -- Food Stores - 2.84%
 Safeway Inc.,
   7.25%, 9-15-04 ........................     1,500    1,613,013
                                                      -----------

Retail -- General Merchandise - 2.01%
 Sears Roebuck Acceptance Corp.,
   6.9%, 8-1-03 ..........................     1,100    1,141,661
                                                      -----------

Security and Commodity Brokers - 2.90%
 CIT Group Holdings, Inc. (The),
   6.625%, 6-15-05 .......................       600      622,535
 Salomon Smith Barney Holdings Inc.,
   6.25%, 6-15-05 ........................       950    1,023,816
                                                      -----------
                                                        1,646,351
                                                      -----------

Trucking and Shipping - 2.96%
 WMX Technologies, Inc.,
   7.0%, 5-15-05 .........................     1,600    1,682,187
                                                      -----------

Utilities -- Telephone - 0.66%
 AT&T Corp.,
   6.75%, 4-1-04 .........................       377      377,000
                                                      -----------

TOTAL CORPORATE DEBT SECURITIES - 52.34%              $29,710,229
 (Cost: $28,785,607)

MUNICIPAL BOND - 0.15%
Kansas
 Kansas Development Finance Authority,
   Health Facilities Revenue Bonds
   (Stormont-Vail HealthCare, Inc.), Taxable,
   7.25%, 11-15-02 .......................        85  $    85,557
                                                      -----------
 (Cost: $85,000)

UNITED STATES GOVERNMENT SECURITIES
Agency Obligations - 11.66%
 Federal Home Loan Bank:
   5.125%, 1-13-03 .......................       650      656,430
   4.875%, 5-14-04 .......................       650      679,831
   4.0%, 11-8-04 .........................       700      701,673
   5.6%, 3-7-05 ..........................     1,000    1,017,456
 Federal National Mortgage Association:
   5.0%, 2-14-03 .........................       500      506,225
   3.78%, 8-9-04 .........................     1,500    1,518,093
   4.5%, 10-17-06 ........................       900      918,901
 Tennessee Valley Authority,
   5.0%, 12-18-03 ........................       600      624,280
                                                     ------------
                                                        6,622,889
                                                     ------------

Mortgage-Backed Obligations - 23.35%
 Federal Home Loan Mortgage Corporation
   Agency REMIC/CMO,
   6.5%, 6-15-24 .........................       147      147,949
 Federal Home Loan Mortgage Corporation Fixed Rate
   Participation Certificates:
   5.5%, 2-1-16 ..........................       662      683,342
   5.5%, 1-1-17 ..........................       852      879,343
   5.5%, 5-1-17 ..........................       975    1,005,008
 Federal National Mortgage Association Fixed Rate
   Pass-Through Certificates:
   8.0%, 2-1-08 ..........................        30       31,383
   6.5%, 12-1-10 .........................       198      208,409
   6.0%, 1-1-11 ..........................       169      177,841
   6.5%, 2-1-11 ..........................       192      202,101
   7.0%, 5-1-11 ..........................        87       92,136
   7.0%, 7-1-11 ..........................       116      123,301
   7.0%, 9-1-12 ..........................       123      129,830
   6.0%, 11-1-13 .........................       270      281,650
   7.0%, 9-1-14 ..........................       257      271,662
   7.0%, 10-1-14 .........................       255      269,915
   6.0%, 6-1-16 ..........................       500      519,539
   6.5%, 6-1-16 ..........................       445      466,159
   5.5%, 2-1-17 ..........................     1,522    1,568,646
   7.0%, 4-1-26 ..........................       146      152,912

 Government National Mortgage Association Fixed Rate
   Pass-Through Certificates:
   6.5%, 1-15-14 .........................       255      268,767
   6.0%, 5-15-14 .........................     1,165    1,224,547
   5.5%, 1-15-17 .........................       870      904,581
   6.0%, 1-15-17 .........................       758      794,534
   5.5%, 7-15-17 .........................     1,675    1,740,741
   7.0%, 10-15-28 ........................       498      523,954
   7.0%, 4-15-29 .........................       316      331,506
   7.0%, 7-15-29 .........................       241      253,700
                                                     ------------
                                                       13,253,456
                                                     ------------

Treasury Obligations - 3.38%
 United States Treasury Notes:
   3.625%, 3-31-04 .......................     1,000    1,029,961
   5.0%, 8-15-11 .........................       800      888,469
                                                     ------------
Total Treasury Obligations                              1,918,430
                                                     ------------

TOTAL UNITED STATES GOVERNMENT SECURITIES - 38.39%    $21,794,775
 (Cost: $21,232,991)

TOTAL SHORT-TERM SECURITIES - 9.77%                   $ 5,543,880
 (Cost: $5,543,880)

TOTAL INVESTMENT SECURITIES - 100.65%                 $57,134,441
 (Cost: $55,647,478)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.65%)      (370,312)
NET ASSETS - 100.00%                                  $56,764,129


Notes to Schedule of Investments

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.


STATEMENT OF ASSETS AND LIABILITIES
     LIMITED-TERM BOND FUND
     September 30, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities--at value (Notes 1 and 3)  ..........   $57,134
 Cash  .....................................................         1
 Receivables:
   Interest ................................................       722
   Fund shares sold ........................................       641
 Prepaid registration fees  ................................        20
                                                               -------
    Total assets  ..........................................    58,518
                                                               -------
LIABILITIES
 Payable for investment securities purchased  ..............     1,565
 Payable to Fund shareholders  .............................       162
 Accrued shareholder servicing (Note 2)  ...................         9
 Dividends payable  ........................................         4
 Accrued accounting services fee (Note 2)  .................         3
 Accrued distribution fee (Note 2)  ........................         1
 Accrued management fee (Note 2)  ..........................         1
 Other  ....................................................         9
                                                               -------
    Total liabilities  .....................................     1,754
                                                               -------
      Total net assets .....................................   $56,764
                                                               =======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................   $    55
   Additional paid-in capital...............................    56,107
 Accumulated undistributed income (loss):
   Accumulated undistributed net realized loss
    on investment transactions  ............................      (885)
   Net unrealized appreciation in value of investments .....     1,487
                                                               -------
    Net assets applicable to outstanding units
      of capital ...........................................   $56,764
                                                               =======
Net asset value per share (net assets divided by
 shares outstanding):
 Class A  ..................................................    $10.38
 Class B  ..................................................    $10.38
 Class C  ..................................................    $10.38
 Class Y  ..................................................    $10.38
Capital shares outstanding:
 Class A  ..................................................     2,404
 Class B  ..................................................       335
 Class C  ..................................................     2,602
 Class Y  ..................................................       126
Capital shares authorized ..................................   200,000
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     LIMITED-TERM BOND FUND
     For the Six Months Ended September 30, 2002
     (In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ...............................    $1,018
                                                                ------
 Expenses (Note 2):
   Investment management fee ...............................       103
   Distribution fee:
    Class A  ...............................................         1
    Class B  ...............................................         9
    Class C  ...............................................        87
    Class Y  ...............................................         1
   Service fee:
    Class A  ...............................................        17
    Class B  ...............................................         3
    Class C  ...............................................        29
   Shareholder servicing:
    Class A  ...............................................        11
    Class B  ...............................................         4
    Class C  ...............................................        32
    Class Y  ...............................................         1
   Accounting services fee .................................        14
   Audit fees ..............................................         9
   Custodian fees ..........................................         3
   Other ...................................................        24
                                                                ------
      Total expenses .......................................       348
                                                                ------
       Net investment income  ..............................       670
                                                                ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(NOTES 1 AND 3)
 Realized net loss on investments  .........................      (571)
 Unrealized appreciation in value of investments
   during the period .......................................     1,315
                                                                ------
   Net gain on investments .................................       744
                                                                ------
    Net increase in net assets resulting from operations  ..    $1,414
                                                                ======

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     LIMITED-TERM BOND FUND
     (In Thousands)

                                         For the six For the fiscal
                                        months ended   year ended
                                       September 30,    March 31,
                                                2002         2002
                                         -----------    ---------
INCREASE IN NET ASSETS
 Operations:
   Net investment income .................   $   670      $ 1,005
   Realized net loss on
    investments  .........................      (571)          (6)
   Unrealized appreciation (depreciation)      1,315          (40)
                                             -------      -------
    Net increase in net assets resulting
      from operations ....................     1,414          959
                                             -------      -------
 Distributions to shareholders from net
   investment income (Note 1E):(1)
   Class A ...............................      (269)        (121)
   Class B ...............................       (36)         (33)
   Class C ...............................      (345)        (767)
   Class Y ...............................       (20)         (84)
                                             -------      -------
                                                (670)      (1,005)
                                             -------      -------
 Capital share transactions (Note 5)  ....    27,101        8,138
                                             -------      -------
   Total increase ........................    27,845        8,092
NET ASSETS
 Beginning of period  ....................    28,919       20,827
                                             -------      -------
 End of period  ..........................   $56,764      $28,919
                                             =======      =======
   Undistributed net investment income ...   $   ---      $   ---
                                             =======      =======

(1)  See "Financial Highlights" on pages 90 - 93.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     LIMITED-TERM BOND FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year        8-17-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------       --------
Net asset value,
 beginning of period $10.20         $10.17         $ 9.84
                     ------         ------         ------
Income from investment
 operations:
 Net investment
   income ..........   0.20           0.51           0.36
 Net realized and unrealized
   gain on investments 0.18           0.03           0.33
                     ------         ------         ------
Total from investment
 operations  .......   0.38           0.54           0.69
                     ------         ------         ------
Less distributions:
 Declared from net
   investment income  (0.20)         (0.51)         (0.36)
 From capital gains   (0.00)         (0.00)         (0.00)
                     ------         ------         ------
Total distributions   (0.20)         (0.51)         (0.36)
                     ------         ------         ------
Net asset value,
 end of period  .... $10.38         $10.20         $10.17
                     ======         ======         ======
Total return(2) ....   3.83%          5.42%          7.01%
Net assets, end of period (000
 omitted)  .........$24,968         $6,124           $494
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   1.14%(3)       1.04%          0.85%(3)
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver  ...........   3.72%(3)       4.76%          5.83%(3)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...     ---(4)       1.19%          1.09%(3)
Ratio of net investment
 income to average net
 assets excluding
 voluntary expense
 waiver  ...........      ---(4)      4.61%          5.59%(3)
Portfolio turnover rate 21.48%       32.97%         16.10%(5)

(1)  Commencement of operations of the class.
(2) Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)  Annualized.
(4) Because the Fund's net assets exceeded $25 million for the entire period, there is no waiver of expenses. Therefore, no ration is provided.
(5)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     LIMITED-TERM BOND FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-3-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period $10.20         $10.17         $ 9.80
                     ------         ------         ------
Income from investment
 operations:
 Net investment
   income ..........   0.16           0.42           0.36
 Net realized and unrealized
   gain on investments 0.18           0.03           0.37
                     ------         ------         ------
Total from investment
 operations  .......   0.34           0.45           0.73
                     ------         ------         ------
Less distributions:
 Declared from net
   investment income  (0.16)         (0.42)         (0.36)
 From capital gains   (0.00)         (0.00)         (0.00)
                     ------         ------         ------
Total distributions   (0.16)         (0.42)         (0.36)
                     ------         ------         ------
Net asset value,
 end of period  .... $10.38         $10.20         $10.17
                     ======         ======         ======
Total return .......   3.35%          4.52%          7.54%
Net assets, end of period (000
 omitted)  ......... $3,478         $1,419           $425
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   2.05%(2)       1.88%          1.81%(2)
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver  ...........   2.90%(2)       4.02%          4.91%(2)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...     ---(3)       2.15%          2.33%(2)
Ratio of net investment
 income to average net
 assets excluding
 voluntary expense
 waiver  ...........     ---(3)       3.76%          4.39%(2)
Portfolio turnover rate 21.48%       32.97%         16.10%(4)

(1)  Commencement of operations of the class.
(2)  Annualized.
(3) Because the Fund's net assets exceeded $25 million for the entire period, there is no waiver of expenses. Therefore, no ration is provided.
(4)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     LIMITED-TERM BOND FUND
     Class C Shares (1)
     For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the
                        six
                     months  For the fiscal year ended March 31,
                      ended -------------------------------------
                    9-30-02    2002   2001    2000   1999    1998
                     ------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period $10.20  $10.17 $ 9.76  $10.16 $10.14  $ 9.90
                     ------  ------ ------  ------ ------  ------
Income (loss) from investment
 operations:
 Net investment income 0.16    0.42   0.48    0.47   0.44    0.45
 Net realized and unrealized
   gain (loss) on
   investments .....   0.18    0.03   0.41   (0.40)  0.02    0.24
                     ------  ------ ------  ------ ------  ------
Total from investment
 operations  .......   0.34    0.45   0.89    0.07   0.46    0.69
                     ------  ------ ------  ------ ------  ------
Less distributions:
 Declared from net
   investment income  (0.16)  (0.42) (0.48)  (0.47) (0.44)  (0.45)
 From capital gains   (0.00)  (0.00) (0.00)  (0.00) (0.00)  (0.00)
                     ------  ------ ------  ------ ------  ------
Total distributions   (0.16)  (0.42) (0.48)  (0.47) (0.44)  (0.45)
Net asset value,     ------  ------ ------  ------ ------  ------
 end of period  .... $10.38  $10.20 $10.17  $ 9.76 $10.16  $10.14
                     ======  ====== ======  ====== ======  ======
Total return .......   3.36%   4.46%  9.48%   0.73%  4.65%   7.15%
Net assets, end of
 period (in millions)   $27     $20    $18     $19    $21     $18
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   2.02%(2)1.94%  1.82%   1.81%  2.11%   2.12%
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver  ...........   2.99%(2)4.04%  4.97%   4.75%  4.34%   4.52%
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...    ---(3) 2.21%  2.34%  2.19%    ---     ---
Ratio of net investment
 income to average net
 assets excluding
 voluntary expense
 waiver  ...........    ---(3) 3.77%  4.44%  4.37%    ---     ---
Portfolio turnover
 rate  .............  21.48%  32.97% 16.10%  37.02% 32.11%  27.37%

(1)  See Note 5.
(2)  Annualized.
(3) Because the Fund's net assets exceeded $25 million for the entire period, there is no waiver of expenses. Therefore, no ration is provided.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     LIMITED-TERM BOND FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the
                        six
                     months  For the fiscal year ended March 31,
                      ended -------------------------------------
                    9-30-02    2002   2001    2000   1999    1998
                     ------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period $10.20  $10.17 $ 9.76  $10.16 $10.14   $9.90
                     ------  ------ ------  ------ ------  ------
Income (loss) from investment
 operations:
 Net investment income 0.20    0.51   0.59    0.57   0.53    0.53
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.18    0.03   0.41   (0.40)  0.02    0.24
                     ------  ------ ------  ------ ------  ------
Total from investment
 operations  .......   0.38    0.54   1.00    0.17   0.55    0.77
                     ------  ------ ------  ------ ------  ------
Less distributions:
 Declared from net
   investment income  (0.20)  (0.51) (0.59)  (0.57) (0.53)  (0.53)
 From capital gains   (0.00)  (0.00) (0.00)  (0.00) (0.00)  (0.00)
                     ------  ------ ------  ------ ------  ------
Total distributions   (0.20)  (0.51) (0.59)  (0.57) (0.53)  (0.53)
Net asset value,     ------  ------ ------  ------ ------  ------
 end of period  .... $10.38  $10.20 $10.17  $ 9.76 $10.16  $10.14
                     ======  ====== ======  ====== ======  ======
Total return .......   3.83%   5.41% 10.56%   1.69%  5.60%   7.91%
Net assets, end of
 period (000 omitted) $1,305   $906 $1,836  $1,229   $263    $184
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   1.14%(1)1.04%  0.83%   0.69%  1.20%   1.32%
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver  ...........   3.86%(1)4.97%  5.95%   6.03%  5.25%   5.32%
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...     ---(2)1.18%  1.07%  0.84%    ---     ---
Ratio of net investment
 income to average net
 assets excluding
 voluntary expense
 waiver  ...........     ---(2)4.83%  5.71%  5.88%    ---     ---
Portfolio turnover
 rate  .............  21.48%  32.97% 16.10%  37.02% 32.11%  27.37%

(1)  Annualized.
(2) Because the Fund's net assets exceeded $25 million for the entire period, there is no waiver of expenses. Therefore, no ration is provided.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MID CAP GROWTH FUND
-----------------------------------------------------------------
Mid Cap Growth Fund

GOAL
To seek the growth of your investment.

Strategy
Invests primarily in common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell Mid Cap Growth Index and that the Fund's investment manager believes offer above-average growth potential.

Founded
2000

Scheduled Dividend Frequency
Annually (December)

Performance Summary - Class A Shares

Per Share Data
For the Six Months Ended September 30, 2002
----------------------------------------

Net asset value on
9-30-02                         $ 6.28
3-31-02                           8.91
                                ------
Change per share                $(2.63)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MID CAP GROWTH FUND
-----------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 9-30-02       -26.80%   -22.34%        -26.45%        -23.38%
 5-year period
  ended 9-30-02          ---       ---            ---            ---
10-year period
  ended 9-30-02          ---       ---            ---            ---
Since inception
  of Class (F)        -19.42%   -17.28%        -19.59%        -18.52%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C) Performance data does not take into account the sales load deducted on an initial purchase.
(D) Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E) Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F) 6-30-00 for Class A shares and 7-6-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period              Class C(B)Class Y(C)
------              -------------------
 1-year period
  ended 9-30-02      -23.05%   -22.07%
 5-year period
  ended 9-30-02          ---       ---
10-year period
  ended 9-30-02          ---       ---
Since inception
  of Class (D)        -18.10%   -18.13%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.
(C) Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D) 7-3-00 for Class C shares and 7-10-00 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF MID CAP GROWTH FUND
-----------------------------------------------------------------
Portfolio Highlights

On September 30, 2002, Mid Cap Growth Fund had net assets totaling $14,851,622 invested in a diversified portfolio of:

   82.28% Common Stock
   16.71% Cash and Cash Equivalents and Options
    1.01% Preferred Stock


As a shareholder of Mid Cap Growth Fund, for every $100 you had invested on September 30, 2002, your Fund owned:

 $20.66  Business Equipment and Services Stocks
  16.71  Cash and Cash Equivalents and Options
  15.89  Health Care Stocks
  10.09  Technology Stocks
   8.30  Capital Goods Stocks
   7.72  Financial Services Stocks
   5.97  Energy Stocks
   4.08  Utilities Stocks
   3.61  Retail Stocks
   3.46  Miscellaneous Stocks
   2.50  Consumer Goods and Services Stocks
   1.01  Preferred Stock

THE INVESTMENTS OF MID CAP GROWTH FUND
     September 30, 2002

                                              Shares        Value

COMMON STOCKS
Banks - 4.62%
 Charter One Financial, Inc.  ............    10,103    $   300,246
 Synovus Financial Corp.  ................    18,750        386,625
                                                       -----------
                                                            686,871
                                                        -----------

Broadcasting - 2.50%
 Cox Radio, Inc., Class A*  ..............    14,200        371,472
                                                       -----------

Business Equipment and Services - 12.36%
 Arbitron Inc.*  .........................     7,550        257,455
 Convergys Corporation*  .................    22,200        333,666
 Getty Images, Inc. (A)*  ................    14,400        288,792
 Interpublic Group of Companies, Inc. (The)   12,850        203,673
 KPMG Consulting, Inc.*  .................    37,450        240,429
 Lamar Advertising Company*  .............    10,450        316,792
 Stericycle, Inc.*  ......................     1,500         51,082
 Total System Services, Inc.  ............    10,900        143,335
                                                       -----------
                                                          1,835,224
                                                       -----------

Capital Equipment - 2.84%
 Cooper Cameron Corporation*  ............     4,750        198,360
 IDEX Corporation  .......................     7,800        222,690
                                                       -----------
                                                            421,050
                                                       -----------

Chemicals -- Specialty - 0.50%
 OM Group, Inc. ..........................     1,750         74,900
                                                        -----------

Communications Equipment - 1.40%
 ADC Telecommunications, Inc.*  ..........    99,900        115,385
 McData Corporation, Class A*  ...........    14,650         79,842
 McData Corporation, Class B*  ...........     2,250         12,341
                                                       -----------
                                                            207,568
                                                       -----------

Computers -- Micro - 2.05%
 Apple Computer, Inc.*  ..................    21,050        305,120
                                                       -----------

Computers -- Peripherals - 2.13%
 Brocade Communications Systems, Inc.* ...     8,600         64,672
 Mercury Interactive Corporation (A)*  ...     4,250         73,036
 Siebel Systems, Inc.*  ..................     7,850         45,177
 Veritas Software Corp.*  ................     9,100        133,542
                                                       -----------
                                                            316,427
                                                       -----------

Cosmetics and Toiletries - 1.86%
 Estee Lauder Companies Inc. (The), Class A    9,600        275,904
                                                        -----------

Electrical Equipment - 2.83%
 Federal Signal Corporation  .............     8,000        147,360
 Molex Incorporated  .....................     5,100        119,697
 Molex Incorporated, Class A  ............     7,300        153,263
                                                       -----------
                                                           420,320
                                                       -----------

Electronic Components - 4.51%
 Intersil Corporation, Class A*  .........    14,650        190,377
 Microchip Technology Incorporated* ......    10,200        208,284
 Network Appliance, Inc.*  ...............    37,100        271,386
                                                       -----------
                                                            670,047
                                                       -----------

Health Care -- Drugs - 5.91%
 Cephalon, Inc. (A)* .....................     4,300        175,483
 Forest Laboratories, Inc. (A)*  .........     5,150        422,351
 Gilead Sciences, Inc. (A)*  .............     2,650         88,722
 NPS Pharmaceuticals, Inc.*  .............     3,500         71,732
 Neurocrine Biosciences, Inc.*  ..........     2,900        118,886
                                                       -----------
                                                            877,174
                                                       -----------

Health Care -- General - 5.60%
 Beckman Coulter, Inc. (A)  ..............     3,850        148,995
 Biomet, Inc.  ...........................    20,025        533,767
 Kyphon Inc.*  ...........................     4,650         61,287
 Schein (Henry), Inc.*  ..................     1,650         87,029
                                                       -----------
                                                            831,078
                                                       -----------

Hospital Supply and Management - 4.38%
 Express Scripts, Inc., Class A (A)*  ....     6,600        359,997
 Laboratory Corporation
   of America Holdings*...................     8,600        290,508
                                                       -----------
                                                            650,505
                                                       -----------

Metal Fabrication - 2.63%
 Fastenal Company ........................    12,400        391,282
                                                       -----------

Petroleum -- Domestic - 4.97%
 Burlington Resources Inc.  ..............    11,700        448,812
 Noble Energy, Inc.  .....................     8,500        288,745
                                                       -----------
                                                            737,557
                                                       -----------

Petroleum -- Services - 1.00%
 Baker Hughes Incorporated  ..............     5,100        148,053
                                                       -----------

Restaurants - 0.96%
 Starbucks Corporation*  .................     6,900        142,451
                                                        -----------

Retail -- Food Stores - 0.84%
 Rite Aid Corporation*  ..................    59,200        124,320
                                                        -----------

Retail -- Specialty Stores - 1.81%
 Abercrombie & Fitch, Class A*  ..........    13,650        268,495
                                                        -----------

Security and Commodity Brokers - 3.10%
 Charles Schwab Corporation (The)  .......    41,450        360,615
 Prudential Financial, Inc.*  ............     3,500         99,960
                                                        -----------
                                                            460,575
                                                        -----------

Timesharing and Software - 8.30%
 Concord EFS, Inc.*  .....................    16,400        261,006
 Digital Insight Corporation*  ...........    13,450        211,300
 eBay Inc. (A)*  .........................    10,600        560,051
 Sabre Holdings Corporation*  ............    10,350        200,272
                                                       -----------
                                                          1,232,629
                                                       -----------

Trucking and Shipping - 1.10%
 C.H. Robinson Worldwide, Inc.  ..........     3,750        101,419
 Hunt (J.B.) Transport Services, Inc.*  ..     2,650         62,368
                                                       -----------
                                                            163,787
                                                       -----------

Utilities -- Telephone - 4.08%
 CenturyTel, Inc.  .......................     7,500        168,225
 Citizens Communications Company*  .......    40,550        274,929
 Commonwealth Telephone Enterprises, Inc.*     4,700        163,443
                                                       -----------
                                                            606,597
                                                       -----------

TOTAL COMMON STOCKS - 82.28%                            $12,219,406
 (Cost: $16,682,879)

PREFERRED STOCK - 1.01%
Security and Commodity Brokers
 Prudential Financial, Inc. and Prudential
   Financial Capital Trust I, 6.75% Equity
   Security Units, Convertible ...........     2,950    $   149,860
                                                       -----------
 (Cost: $157,835)

                                           Number of
                                           Contracts

PUT OPTION - 0.03%
 Beckman Coulter, Inc., November 35,
   Expires 11-16-02 ....................          38   $     4,864
                                                       -----------
 (Cost: $9,545)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals -- Petroleum and Inorganic - 4.74%
 du Pont (E.I.) de Nemours and Company,
   1.68487%, Master Note .................      $704        704,000
                                                       -----------

 Food and Related - 4.87%
 General Mills, Inc.,
   1.9606%, Master Note ..................       723        723,000
                                                        -----------

Total Commercial Paper - 9.61%                            1,427,000

Repurchase Agreement - 7.51%
 J.P. Morgan Securities Inc., 1.78% Repurchase
   Agreement dated 9-30-02, to be
   repurchased at $1,116,055 on 10-1-02(B)     1,116      1,116,000
                                                       -----------

TOTAL SHORT-TERM SECURITIES - 17.12%                    $ 2,543,000
 (Cost: $2,543,000)

TOTAL INVESTMENT SECURITIES - 100.44%                   $14,917,130
 (Cost: $19,393,259)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.44%)         (65,508)

NET ASSETS - 100.00%                                    $14,851,622


Notes to Schedule of Investments

    *No income dividends were paid during the preceding 12 months.

(A) Securities serve as cover for the following written call options outstanding at September 30, 2002. (See Note 6 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/Premium    Market
     Security            to Call  Exercise Price  Received     Value
---------------------    -------  ------------    --------    ------
Beckman Coulter, Inc.      38       February/45    $ 9,250   $ 5,586
Cephalon, Inc.             22       November/60      2,354       110
eBay Inc.                   1       October/75         192         5
eBay Inc.                 105       January/70      17,534     9,975
Express Scripts, Inc.,
  Class A                  66       November/55      8,413    23,100
Forest Laboratories, Inc.  25       November/80      5,575    13,125
Getty Images, Inc.          1       October/22.5       102        55
Gilead Sciences, Inc.      26       November/40      3,246     1,560
Mercury Interactive
  Corporation              42       October/30       8,318       105
                                                   -------   -------
                                                   $54,984   $53,621
                                                   =======   =======

     In addition to the above written call options, the following written put option was outstanding as of September 30, 2002. (See Note 6 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/Premium    Market
     Security            to Put   Exercise Price  Received     Value
---------------------    -------  ------------    --------    ------
Cephalon, Inc.            19        November/45    $11,913   $12,920
                                                   =======   =======

 (B) Collateralized by $1,142,000 United States Treasury Bill, 1.78% due 12-26-02; market value and accrued interest aggregate $1,137,812.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     MID CAP GROWTH FUND
     September 30, 2002
     (In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities -- at value (Notes 1 and 3) .........   $14,917
 Cash  .....................................................         1
 Receivables:
   Investment securities sold ..............................        85
   Fund shares sold ........................................        42
   Dividends and interest ..................................         9
                                                               -------
    Total assets  ..........................................    15,054
                                                               -------
LIABILITIES
 Payable for investment securities purchased  ..............        66
 Outstanding call options at market (Note 6)  ..............        54
 Payable to Fund shareholders  .............................        52
 Outstanding put option at market (Note 6)  ................        13
 Accrued shareholder servicing (Note 2)  ...................         8
 Accrued accounting services fee (Note 2)  .................         1
 Other  ....................................................         8
                                                               -------
    Total liabilities  .....................................       202
                                                               -------
      Total net assets .....................................   $14,852
                                                               =======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................   $    24
   Additional paid-in capital ..............................    24,992
 Accumulated undistributed loss:
   Accumulated undistributed net investment loss ...........       (88)
   Accumulated undistributed net realized loss
    on investment transactions  ............................    (5,600)
   Net unrealized depreciation in value of investments .....    (4,476)
                                                               -------
    Net assets applicable to outstanding units
      of capital ...........................................   $14,852
                                                               =======
Net asset value per share (net assets divided by shares
 outstanding):
 Class A  ..................................................     $6.28
 Class B  ..................................................     $6.16
 Class C  ..................................................     $6.21
 Class Y  ..................................................     $6.30
Capital shares outstanding:
 Class A  ..................................................     1,638
 Class B  ..................................................       227
 Class C  ..................................................       465
 Class Y  ..................................................        45
Capital shares authorized ..................................   400,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     MID CAP GROWTH FUND
     For the Six Months Ended September 30, 2002
     (In Thousands)

INVESTMENT LOSS
 Income (Note 1B):
   Dividends ...............................................    $   34
   Interest and amortization ...............................        28
                                                                ------
    Total income  ..........................................        62
 Expenses (Note 2):                                             ------
   Investment management fee ...............................        77
   Shareholder servicing:
    Class A  ...............................................        29
    Class B  ...............................................        10
    Class C  ...............................................        12
    Class Y  ...............................................       ---*
   Registration fees .......................................        30
   Distribution fee:
    Class A  ...............................................         2
    Class B  ...............................................         6
    Class C  ...............................................        14
    Class Y  ...............................................       ---*
   Service fee:
    Class A  ...............................................        14
    Class B  ...............................................         2
    Class C  ...............................................         5
   Audit fees ..............................................        10
   Custodian fees ..........................................         7
   Accounting services fee .................................         6
   Other ...................................................         8
                                                               -------
    Total  .................................................       232
      Less expenses in excess of voluntary waiver of
       investment management fee (Note 2)  .................       (77)
                                                               -------
       Total expenses  .....................................       155
                                                               -------
         Net investment loss ...............................       (93)
                                                               -------

*Not shown due to rounding.

See Notes to Financial Statements.

     MID CAP GROWTH FUND
     For the Six Months Ended September 30, 2002
     (In Thousands)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(NOTES 1 AND 3)
 Realized net loss on securities  ..........................    (1,905)
 Realized net gain on written options  .....................        70
                                                               -------
   Realized net loss on investments ........................    (1,835)
 Unrealized depreciation in value of securities during         -------
   the period ..............................................   (4,451)
 Unrealized depreciation in value of written
   options during the period ...............................        (2)
 Unrealized depreciation in value of purchased
   options during the period ...............................        (5)
   Unrealized depreciation in value of investments             -------
    during the period  .....................................    (4,458)
                                                               -------
    Net loss on investments ................................    (6,293)
      Net decrease in net assets resulting from                -------
       operations  .........................................   $(6,386)
                                                               =======

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     MID CAP GROWTH FUND
     (In Thousands)

                                         For the six For the fiscal
                                        months ended   year ended
                                       September 30,    March 31,
                                                2002         2002
                                         -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
 Operations
   Net investment income (loss)...........    $  (93)      $    5
   Realized net loss on investments ......    (1,835)      (1,919)
   Unrealized appreciation (depreciation)     (4,458)       1,415
                                             -------      -------
    Net decrease in net assets resulting
      from operations ....................    (6,386)        (499)
                                             -------      -------
 Distributions to shareholders from (Note 1E):(1)
   Net investment income:
    Class A  .............................       ---          (75)
    Class B  .............................       ---          ---
    Class C  .............................       ---          ---
    Class Y  .............................       ---           (3)
   Realized gains on investment transactions:
    Class A  .............................       ---          ---
    Class B  .............................       ---          ---
    Class C  .............................       ---          ---
    Class Y  .............................       ---          ---
                                             -------      -------
                                                 ---          (78)
                                             -------      -------
 Capital share transactions (Note 5)  ....      (274)       4,911
                                             -------      -------
   Total increase (decrease)..............    (6,660)       4,334
NET ASSETS
 Beginning of period  ....................    21,512       17,178
                                             -------      -------
 End of period  ..........................   $14,852      $21,512
                                             =======      =======
   Undistributed net investment income (loss) $   (88)    $     5
                                             =======      =======

(1)  See "Financial Highlights" on pages 106 - 109.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MID CAP GROWTH FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year        6-30-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $8.91          $9.11         $10.00
                      -----          -----         ------
Income (loss) from
 investment operations:
 Net investment
   income (loss) ...  (0.03)          0.02           0.11
 Net realized and unrealized
   loss on investments (2.60)        (0.17)         (0.65)
                      -----          -----         ------
Total from investment
 operations  .......  (2.63)         (0.15)         (0.54)
                      -----          -----         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.05)         (0.06)
 From capital gains   (0.00)         (0.00)         (0.29)
                      -----          -----         ------
Total distributions   (0.00)         (0.05)         (0.35)
                      -----          -----         ------
Net asset value,
 end of period  ....  $6.28          $8.91         $ 9.11
                      =====          =====         ======
Total return(2) .... -29.52%         -1.67%         -5.88%
Net assets, end of period
 (in millions)  ....    $10            $15            $11
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   1.38%(3)       1.17%          1.01%(3)
Ratio of net investment
 income (loss) to
 average net assets
 including voluntary
 expense waiver  ...  -0.71%(3)       0.34%          1.85%(3)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   2.23%(3)       1.84%          1.65%(3)
Ratio of net investment
 income (loss) to
 average net assets
 excluding voluntary
 expense waiver  ...  -1.56%(3)      -0.33%          1.21%(3)
Portfolio turnover rate 22.42%       39.05%        110.18%

(1)  Commencement of operations of the class.
(2) Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MID CAP GROWTH FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-6-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $8.81          $9.07         $10.01
                      -----          -----         ------
Income (loss) from
 investment operations:
 Net investment
   income (loss) ...  (0.08)         (0.09)          0.02
 Net realized and unrealized
   loss on investments (2.57)        (0.17)         (0.66)
                      -----          -----         ------
Total from investment
 operations  .......  (2.65)         (0.26)         (0.64)
                      -----          -----         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.01)
 From capital gains   (0.00)         (0.00)         (0.29)
                      -----          -----         ------
Total distributions   (0.00)         (0.00)         (0.30)
                      -----          -----         ------
Net asset value,
 end of period  ....  $6.16          $8.81         $ 9.07
                      =====          =====         ======
Total return ....... -30.08%         -2.87%         -6.85%
Net assets, end of period
 (in millions)  ....     $1             $2             $2
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   2.91%(2)       2.49%          2.40%(2)
Ratio of net investment
 income (loss) to
 average net assets
 including voluntary
 expense waiver  ...  -2.24%(2)      -0.95%          0.44%(2)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   3.76%(2)       3.90%          3.93%(2)
Ratio of net investment
 loss to average net
 assets excluding
 voluntary expense
 waiver  ...........  -3.09%(2)      -2.37%         -1.09%(2)
Portfolio turnover rate 22.42%       39.05%        110.18%

(1) Commencement of operations of the class.
(2) Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MID CAP GROWTH FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-3-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $8.85          $9.08         $10.00
                      -----          -----         ------
Income (loss) from
 investment operations:
 Net investment
   income (loss) ...  (0.07)         (0.05)          0.04
 Net realized and unrealized
   loss on investments (2.57)        (0.18)         (0.66)
                      -----          -----         ------
Total from investment
 operations  .......  (2.64)         (0.23)         (0.62)
                      -----          -----         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.01)
 From capital gains   (0.00)         (0.00)         (0.29)
                      -----          -----         ------
Total distributions   (0.00)         (0.00)         (0.30)
                      -----          -----         ------
Net asset value,
 end of period  ....  $6.21          $8.85         $ 9.08
                      =====          =====         ======
Total return ....... -29.83%         -2.53%         -6.58%
Net assets, end of period
 (in millions)  ....     $3             $4             $4
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   2.32%(2)       2.10%          1.99%(2)
Ratio of net investment
 income (loss) to
 average net assets
 including voluntary
 expense waiver  ...  -1.64%(2)      -0.55%          0.84%(2)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   3.17%(2)       3.30%          3.26%(2)
Ratio of net investment
 loss to average net
 assets excluding
 voluntary expense
 waiver  ...........  -2.49%(2)      -1.74%         -0.43%(2)
Portfolio turnover rate 22.42%       39.05%        110.18%

(1)  Commencement of operations of the class.
(2)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MID CAP GROWTH FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year        7-10-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $8.91          $9.11         $10.23
                      -----          -----         ------
Income (loss) from
 investment operations:
 Net investment
   income (loss) ...  (0.02)          0.00           0.11
 Net realized and unrealized
   loss on investments (2.59)        (0.14)         (0.88)
                      -----          -----         ------
Total from investment
 operations  .......  (2.61)         (0.14)         (0.77)
                      -----          -----         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.06)         (0.06)
 From capital gains   (0.00)         (0.00)         (0.29)
                      -----          -----         ------
Total distributions   (0.00)         (0.06)         (0.35)
                      -----          -----         ------
Net asset value,
 end of period  ....  $6.30          $8.91         $ 9.11
                      =====          =====         ======
Total return ....... -29.29%         -1.52%         -7.97%
Net assets, end of period (000
 omitted)  .........   $286           $438           $184
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   1.04%(2)       0.83%          1.03%(2)
Ratio of net investment
 income (loss) to
 average net assets
 including voluntary
 expense waiver  ...  -0.37%(2)       0.50%          1.77%(2)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   1.89%(2)       1.30%          1.68%(2)
Ratio of net investment
 income (loss) to average net
 assets excluding
 voluntary expense
  waiver  ..........  -1.22%(2)       0.03%          1.11%(2)
Portfolio turnover rate 22.42%       39.05%        110.18%

(1)  Commencement of operations of the class.
(2)  Annualized.

See Notes to Financial Statements.

THE INVESTMENTS OF MONEY MARKET FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS
Commercial Paper
 Apparel - 1.35%
 NIKE, Inc.,
   1.73%, 10-4-02 ........................    $  300    $   299,957
                                                        -----------

 Banks - 6.73%
 Bank One Corporation,
   1.73%, 10-28-02 .......................       500        499,351
 Wells Fargo & Company,
   1.73, 10-15-02 ........................     1,000        999,327
                                                        -----------
                                                          1,498,678
                                                        -----------

 Containers - 1.35%
 Florens Container Inc. (Bank of America N.A.),
   1.78%, 10-22-02 .......................       300        299,689
                                                        -----------

 Finance Companies - 10.55%
 Caterpillar Financial Services Corp.,
   1.75%, 10-10-02 .......................       700        699,694
 PACCAR Financial Corp.,
   1.77%, 10-3-02 ........................       900        899,911
 USAA Capital Corp.,
   1.75%, 10-1-02 ........................       750        750,000
                                                        -----------
                                                          2,349,605
                                                        -----------

 Food and Related - 2.24%
 Golden Peanut Co.,
   1.72%, 10-22-02 .......................       250        249,749
 Nestle Capital Corp.,
   1.75%, 10-24-02 .......................       250        249,720
                                                        -----------
                                                            499,469
                                                        -----------

 Health Care - Drugs - 14.60%
 Abbott Laboratories:
   1.7%, 10-17-02 ........................       600        599,547
   1.72%, 11-21-02 .......................       300        299,269
 Alcon Finance PLC (Nestle S.A.),
   1.75%, 10-2-02 ........................       700        699,966
 GlaxoSmithKline Finance plc:
   1.7%, 10-2-02 .........................       250        249,988
   1.76%, 10-31-02 .......................       250        249,633
 Pfizer Inc.,
   1.72%, 11-20-02 .......................       252        251,398
 Pharmacia Corporation,
   1.72%, 10-4-02 ........................       900        899,871
                                                        -----------
                                                          3,249,672
                                                        -----------

Health Care - General - 1.12%
 Johnson & Johnson,
   1.7%, 11-6-02 .........................       250        249,575
                                                        -----------

 Household - General Products - 6.73%
 Kimberly-Clark Corporation,
   1.71%, 11-7-02 ........................     1,000        998,243
 Procter & Gamble Company (The),
   1.72%, 11-14-02 .......................       500        498,949
                                                        -----------
                                                          1,497,192
                                                        -----------

 Publishing - 4.04%
 Gannett Co.:
   1.73%, 10-7-02 ........................       300        299,913
   1.73%, 10-8-02 ........................       600        599,798
                                                        -----------
                                                            899,711
                                                        -----------

 Retail - General Merchandise - 2.92%
 May Department Stores Co.,
   1.74%, 10-4-02 ........................       250        249,964
 Wal-Mart Stores, Inc.,
   1.73%, 10-1-02 ........................       400        400,000
                                                        -----------
                                                            649,964
                                                        -----------

 Security and Commodity Brokers - 0.87%
 UBS Finance Delaware LLC,
   1.97%, 10-1-02 ........................       194        194,000
                                                        -----------

 Utilities - Electric - 2.92%
 AES Hawaii Inc. (Bank of America N.A.):
   1.77%, 10-10-02 .......................       450        449,801
   1.87%, 10-10-02 .......................       200        199,906
                                                        -----------
                                                            649,707
                                                        -----------

 Utilities - Telephone - 7.14%
 BellSouth Corporation,
   1.73%, 10-7-02 ........................       600        599,827
 SBC Communications Inc.,
   1.76%, 10-21-02 .......................       990        989,032
                                                        -----------
                                                          1,588,859
                                                        -----------

Total Commercial Paper - 62.56%                          13,926,078

Notes
 Business Equipment and Services - 1.71%
 Playworld Systems Incorporated (Wachovia Bank),
   1.91%, 10-3-02 ........................       380        380,000
                                                        -----------

 Health Care - Drugs - 1.58%
 Lilly (Eli) and Company,
   4.226%, 3-22-03 (A) ...................       350        352,221
                                                        -----------

 Hospital Supply and Management - 1.12%
 Meriter Management Services, Inc. (U.S. Bank
   Milwaukee, National Association),
   2.0%, 10-2-02 .........................       250        250,000
                                                        -----------

 Leisure Time Industry - 1.12%
 Ansley Golf Club, Inc. (Wachovia Bank),
   1.91%, 10-3-02 ........................       250        250,000
                                                        -----------

 Retail - General Merchandise - 2.28%
 Wal-Mart Stores, Inc.,
   4.878%, 6-1-03 ........................       500        507,500
                                                        -----------

 Trucking and Shipping - 2.25%
 Volpe Family Partnership, L.P. (Wachovia Bank),
   1.86%, 2-1-02 .........................       500        500,000
                                                        -----------

 Utilities - Telephone - 1.59%
 BellSouth Corporation,
   4.105%, 4-26-03 (A) ...................       350        352,729
                                                        -----------

Total Notes - 11.65%                                      2,592,450

TOTAL CORPORATE OBLIGATIONS - 74.21%                    $16,518,528
 (Cost: $16,518,528)

MUNICIPAL OBLIGATIONS
California - 3.37%
 Pollution Control Financing Authority,
   Environmental Improvement Revenue Bonds,
   Air Products and Chemicals, Inc./Wilmington
   Facility, Series 1997A (Taxable),
   1.8%, 10-10-02 ........................       750        750,000
                                                        -----------

Colorado - 1.46%
 City and County of Denver, Colorado, Department
   of Aviation, Airport System, Subordinate
   Commercial Paper Taxable Notes, Series 2000B
   (Westdeutsche Landesbank Girozentrale and
   Bayerische Landesbank Girozentrale and State
   Street Bank and Trust Company),
   1.75%, 10-9-02 ........................       325        324,874
                                                        -----------

Indiana - 0.90%
 City of Whiting, Indiana, Industrial Sewage
   and Solid Waste Disposal Revenue Bonds
   (Amoco Oil Company Project), Taxable Series 1995
   (Amoco Corporation),
   1.75%, 10-16-02 .......................       200        200,000
                                                        -----------


Louisiana - 3.71%
 Industrial Development Board of the Parish
   Of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (Westdeutsche
   Landesbank Girozentrale):
   1.77%, 10-10-02 .......................       445        445,000
   1.77%, 10-9-02 ........................       380        380,000
                                                        -----------
                                                            825,000
                                                        -----------

Maryland - 1.12%
 Maryland Industrial Development Financing Authority,
   Taxable Limited Obligation Economic Development
   Revenue Bonds (Cloverleaf Enterprises, Inc. Facility),
   1999 Issue (Wachovia Bank),
   1.91%, 10-3-02 ........................       250        250,000
                                                        -----------

New York - 1.46%
 The City of New York, General Obligation Bonds,
   Fiscal 1995 Series B, Taxable Adjustable Rate
   Bonds (Bayerische Landesbank Girozentrale,
   New York Branch),
   1.8%, 10-8-02 .........................       325        325,000
                                                        -----------

Washington - 4.00%
 Watts Brothers Frozen Foods, L.L.C.,
   Variable Rate Demand Taxable Revenue
   Bonds, 1997 (U.S. Bank of Washington,
   National Association),
   2.0%, 10-3-02 .........................       546        546,000
 Washington State Housing Finance Commission:
   Taxable Variable Rate Demand Multifamily
   Revenue Bonds (Mill Pointe Apartments Project),
   Series 1999B,
   1.85%, 10-1-02 ........................       250        250,000
   Taxable Variable Rate Demand Multifamily
   Revenue Bonds, Brittany Park Project,
   Series 1996B (U.S. Bank of Washington,
   National Association),
   1.9%, 10-3-02 .........................        95         95,000
                                                        -----------
                                                            891,000
                                                        -----------

Wisconsin - 2.00%
 Sheboygan County, Wisconsin, Taxable General
   Obligation Promissory Notes,
   2.5%, 2-1-03 ..........................       445        445,000
                                                        -----------

TOTAL MUNICIPAL OBLIGATIONS - 18.02%                    $ 4,010,874
 (Cost: $4,010,874)

UNITED STATES GOVERNMENT SECURITIES
 Federal Farm Credit Banks,
   2.125%, 8-13-03 .......................       500        500,000
 Federal Home Loan Bank:
   2.0%, 9-8-03 ..........................       400        400,000
   1.9%, 9-23-03 .........................       250        250,000
 Federal Home Loan Mortgage Corporation,
   2.07%, 9-23-03.........................     1,000      1,000,000
 United States Treasury Note,
   5.25%, 8-15-03 ........................       400        412,005

TOTAL UNITED STATES GOVERNMENT SECURITIES - 11.51%      $ 2,562,005
 (Cost: $2,562,005)

TOTAL INVESTMENT SECURITIES - 103.74%                   $23,091,407
 (Cost: $23,091,407)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (3.74%)       (831,660)

NET ASSETS - 100.00%                                    $22,259,747


Notes to Schedule of Investments

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, the total value of these securities amounted to $704,950 or 3.17% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     MONEY MARKET FUND
     September 30, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities--at value (Notes 1 and 3) ...........   $23,091
 Cash  .....................................................        31
 Receivables:
   Fund shares sold ........................................       153
   Interest ................................................        44
 Prepaid insurance premium  ................................         2
                                                               -------
    Total assets  ..........................................    23,321
                                                               -------
LIABILITIES
 Payable to Fund shareholders  .............................     1,040
 Accrued shareholder servicing (Note 2)  ...................         2
 Accrued accounting services fee (Note 2)  .................         1
 Dividends payable  ........................................         1
 Other  ....................................................        17
                                                               -------
    Total liabilities  .....................................     1,061
                                                               -------
      Total net assets .....................................   $22,260
                                                               =======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................   $   223
   Additional paid-in capital ..............................    22,037
                                                               -------
    Net assets applicable to outstanding units
      of capital ...........................................   $22,260
                                                               =======
Net asset value, redemption and offering price
 per share:
 Class A  ..................................................     $1.00
 Class B  ..................................................     $1.00
 Class C  ..................................................     $1.00
Capital shares outstanding:
 Class A  ..................................................    12,903
 Class B  ..................................................       769
 Class C  ..................................................     8,588
Capital shares authorized ..................................   400,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     MONEY MARKET FUND
     For the Six Months Ended September 30, 2002
     (In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ...............................      $186
                                                                  ----
 Expenses (Note 2):
   Investment management fee ...............................        38
   Distribution fee:
    Class B  ...............................................         2
    Class C  ...............................................        30
   Shareholder servicing:
    Class A  ...............................................         5
    Class B  ...............................................         1
    Class C  ...............................................         6
   Registration fees .......................................        11
   Service fee:
    Class B  ...............................................         1
    Class C  ...............................................        10
   Audit fees ..............................................         7
   Accounting services fee .................................         6
   Custodian fees ..........................................         6
   Other ...................................................        18
                                                                  ----
    Total  .................................................       141
      Less expenses in excess of voluntary waiver of
       investment management fee (Note 2)  .................       (38)
                                                                  ----
       Total expenses  .....................................       103
                                                                  ----
         Net investment income .............................        83
                                                                  ----
          Net increase in net assets resulting from
            operations .....................................      $ 83
                                                                  ====

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     MONEY MARKET FUND
     (In Thousands)

                                         For the six For the fiscal
                                        months ended   year ended
                                       September 30,    March 31,
                                                2002         2002
                                         -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income .................   $    83      $   271
                                             -------      -------
    Net increase in net assets resulting
      from operations ....................        83          271
                                             -------      -------
 Distributions to shareholders from
   net investment income (Note 1E):(1)
   Class A ...............................       (71)        (130)
   Class B ...............................        (1)          (7)
   Class C ...............................       (11)        (134)
                                             -------      -------
                                                 (83)        (271)
                                             -------      -------
 Capital share transactions (Note 5)  ....     9,237       (2,179)
                                             -------      -------
   Total increase (decrease) .............     9,237       (2,179)
NET ASSETS
 Beginning of period  ....................    13,023       15,202
                                             -------      -------
 End of period  ..........................   $22,260      $13,023
                                             =======      =======
   Undistributed net investment income ...   $   ---      $   ---
                                             =======      =======

(1) See "Financial Highlights" on pages 119 - 121.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MONEY MARKET FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year        6-30-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $1.00          $1.00          $1.00
                      -------        -------        -------
Net investment
 income  ...........   0.0067         0.0259         0.0413
Less dividends
 declared  .........  (0.0067)       (0.0259)       (0.0413)
                      -------        -------        -------
Net asset value,
 end of period  ....  $1.00          $1.00          $1.00
                      =======        =======        =======
Total return .......   0.69%          2.70%          4.11%
Net assets, end of period (in
 millions)  ........    $13             $5             $5
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   0.58%(2)       0.81%          0.92%(2)
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver  ...........   1.36%(2)       2.60%          5.49%(2)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   0.98%(2)       1.03%          1.18%(2)
Ratio of net investment
 income to average net
 assets excluding
 voluntary expense
 waiver  ...........   0.96%(2)       2.38%          5.23%(2)

(1)  Commencement of operations of the class.
(2)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MONEY MARKET FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year        7-12-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $1.00          $1.00          $1.00
                      -------        -------        -------
Net investment income  0.0010         0.0147         0.0299
Less dividends
 declared  .........  (0.0010)       (0.0147)       (0.0299)
                      -------        -------        -------
Net asset value,
 end of period  ....  $1.00          $1.00          $1.00
                      =======        =======        =======
Total return .......   0.11%          1.55%          2.97%
Net assets, end of period (000
 omitted)  .........   $769           $578           $431
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   1.73%(2)       1.88%          2.29%(2)
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver  ...........   0.21%(2)       1.33%          4.05%(2)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   2.13%(2)       2.39%          2.94%(2)
Ratio of net investment
 income (loss) to average net
 assets excluding
 voluntary expense
 waiver  ...........  -0.19%(2)       0.82%          3.41%(2)

(1)  Commencement of operations of the class.
(2)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MONEY MARKET FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-3-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $1.00          $1.00          $1.00
                      -------        -------        -------
Net investment income  0.0013         0.0157         0.0332
Less dividends
 declared  .........  (0.0013)       (0.0157)       (0.0332)
                      -------        -------        -------
Net asset value,
 end of period  ....  $1.00          $1.00          $1.00
                      =======        =======        =======
Total return .......   0.14%          1.63%          3.32%
Net assets, end of period (in
 millions)  ........     $9             $7            $10
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   1.67%(2)       1.81%          1.98%(2)
Ratio of net investment
 income to average net
 assets including
 voluntary expense
 waiver  ...........   0.27%(2)       1.58%          4.34%(2)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   2.07%(2)       2.31%          2.54%(2)
Ratio of net investment
 income (loss) to average net
 assets excluding
 voluntary expense
 waiver  ...........  -0.13%(2)       1.08%          3.78%(2)

(1)  Commencement of operations of the class.
(2)  Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
-----------------------------------------------------------------
Municipal Bond Fund

GOAL
To seek income which is not subject to Federal income tax. (Income may be subject to state and local taxes, and a significant portion may be subject to the Federal alternative minimum tax.)

Strategy
Invests primarily in tax-exempt municipal bonds, mainly of investment grade. The Fund diversifies its holdings among two main types of municipal bonds: general obligation bonds and revenue bonds.

Founded
1992

Scheduled Dividend Frequency
Declared daily, paid monthly

Performance Summary - Class C Shares

Per Share Data
For the Six Months Ended September 30, 2002
-------------------------------------------

Dividends paid                    $0.18
                                  =====

Net asset value on
    9-30-02                      $11.25
    3-31-02                       10.61
                                 ------
Change per share                 $ 0.64
                                 ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
-----------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 9-30-02         4.21%     8.84%          3.71%          7.71%
 5-year period
  ended 9-30-02          ---       ---            ---            ---
10-year period
  ended 9-30-02          ---       ---            ---            ---
Since inception
  of Class (F)          6.59%     8.89%          6.41%          7.70%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.
(C) Performance data does not take into account the sales load deducted on an initial purchase.
(D) Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E) Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F) 9-15-00 for Class A shares and 8-8-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period            Class C(B)   Class Y(C)
------            ----------   ----------
 1-year period
  ended 9-30-02         7.86%     8.66%
 5-year period
  ended 9-30-02         4.47%      ---
10-year period
  ended 9-30-02         5.57%      ---
Since inception
  of Class (D)          ---       4.55%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C) Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D) 12-30-98 for Class Y shares (the date on which shares were first acquired and continuously held by shareholders).

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND
-----------------------------------------------------------------
Portfolio Highlights

On September 30, 2002, Municipal Bond Fund had net assets totaling $29,509,695 invested in a diversified portfolio.


As a shareholder of Municipal Bond Fund, for every $100 you had invested on September 30, 2002, your Fund owned:

  $14.49Education Revenue Bonds
   12.86Hospital Revenue Bonds
    9.09Other Municipal Bonds
    2.42 City and County General Obligation Bonds
    7.74Sales Revenue Bonds
    2.42 Water and Sewer Revenue Bonds
    2.43 Cash and Cash Equivalents
    5.89Airport Revenue Bonds
    5.57 Housing Revenue Bonds
    2.42 School General Obligation Bonds
    4.75Special Tax Bonds
    4.66Lease/Certificate of Participation Bonds
    2.42 Public Power Revenue Bonds
    3.85Transportation Revenue Bonds

                    2002 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  3%    4%    5%    6%

$      0- 12,000  $      0-  6,000          10% 3.33% 4.44% 5.56% 6.67%

$ 12,001- 46,700     6,001- 27,950          15% 3.53% 4.71% 5.88% 7.06%

$ 46,701-112,850  $ 27,951- 67,700          27% 4.11% 5.48% 6.85% 8.22%

$112,851-171,950  $ 67,701-141,250          30% 4.29% 5.71% 7.14% 8.57%

$171,951-307,050  $141,251-307,050          35% 4.62% 6.15% 7.69% 9.23%

$307,051 and above$307,051 and above      38.6% 4.89% 6.51% 8.14% 9.77%

(1) Table is for illustration only and does not represent the actual performance of W&R Funds, Inc. - Municipal Bond Fund.


THE INVESTMENTS OF MUNICIPAL BOND FUND
     September 30, 2002

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
Arizona - 0.94%
 City of Bullhead City, Arizona, Bullhead
   Parkway Improvement District,
   Improvement Bonds,
   6.1%, 1-1-13 ..........................    $  270  $   278,799
                                                      -----------

California - 2.96%
 San Mateo County Community College District
   (County of San Mateo, California), 2002
   General Obligation Bonds (Election of 2001),
   Series A (Current Interest Bonds),
   5.375%, 9-1-15 ........................       500      579,290
 Trustees of the California State University
   Systemwide Revenue Bonds, Series 2002A,
   5.5%, 11-1-15 .........................       250      292,842
                                                      -----------
                                                          872,132
                                                      -----------

Colorado - 7.98%
 City of Aspen, Colorado, Sales Tax
   Revenue Bonds, Series 1999,
   5.25%, 11-1-15 ........................     1,050    1,136,226
 Boulder County, Colorado, Hospital
   Development Revenue Bonds (Longmont United
   Hospital Project), Series 1997,
   5.6%, 12-1-27 .........................       750      752,130
 El Paso County School District No. 12 - Cheyenne
   Mountain, El Paso County, Colorado, General
   Obligation Refunding Bonds, Series 2002,
   0.0%, 9-15-12 .........................       685      467,341
                                                      -----------
                                                        2,355,697
                                                      -----------

Florida - 3.89%
 School District of Hillsborough County,
   Florida, Sales Tax Revenue Bonds,
   Series 2002,
   5.375%, 10-1-13 .......................       500      573,885
 Polk County, Florida, Capital Improvement
   and Refunding Revenue Bonds, Series 2002,
   5.25%, 12-1-09 ........................       500      573,380
                                                      -----------
                                                        1,147,265
                                                      -----------

Illinois - 7.92%
 Village of Bedford Park, Cook County,
   Illinois, Water Revenue Bonds, Series 2000A,
   6.0%, 12-15-12 ........................       955    1,092,081
 School District Number 116, Champaign County,
   Illinois (Urbana), General Obligation School
   Building Bonds, Series 1999C,
   0.0%, 1-1-11 ..........................       850      631,235
 Bloomington-Normal Airport Authority of McLean
   County, Illinois, Central Illinois Regional
   Airport, Passenger Facility Charge Revenue
   Bonds, Series 2001,
   6.05%, 12-15-19 .......................       645      613,214
                                                      -----------
                                                        2,336,530
                                                      -----------

Indiana - 9.54%
 New Albany-Floyd County School Building
   Corporation, First Mortgage Bonds,
   Series 2002 (Floyd County, Indiana),
   5.75%, 7-15-17 ........................       675      782,865
 Ball State University Board of Trustees,
   Ball State University Student Fee Bonds,
   Series K,
   5.75%, 7-1-18 .........................       500      576,215
 Dyer (Indiana) Redevelopment Authority,
   Economic Development Lease Rental Bonds,
   Series 1999,
   6.5%, 1-15-24 .........................       500      551,075
 Westfield High School 1995 Building
   Corporation (Hamilton County, Indiana),
   First Mortgage Bonds, Series 2002,
   5.5%, 7-15-16 .........................       435      492,368
 East Chicago Elementary School Building
   Corporation (Lake County, Indiana),
   First Mortgage Bonds, Series 1993A,
   5.5%, 1-15-16 .........................       400      414,296
                                                      -----------
                                                        2,816,819
                                                      -----------

Iowa - 1.17%
 Scott County, Iowa, Refunding Certificates
   of Participation (County Golf Course
   Project, Series 1993),
   6.2%, 5-1-13 ..........................       340      344,549
                                                      -----------

Kansas - 4.65%
 Chisholm Creek Utility Authority, Water and
   Wastewater Facilities Revenue Bonds
   (Cities of Bel Aire and Park City,
   Kansas Project), Series 2002,
   5.25%, 9-1-15 .........................       755      850,002
 Sedgwick County, Kansas and Shawnee County,
   Kansas, Single Family Mortgage Revenue
   Bonds (Mortgage-Backed Securities Program),
   2001 Series A-1 (AMT),
   6.3%, 12-1-32 .........................       470      521,460
                                                      -----------
                                                        1,371,462
                                                      -----------

Louisiana - 1.94%
 State of Louisiana, Gasoline and Fuels
   Tax Revenue Bonds, 2002 Series A,
   5.25%, 6-1-13 .........................       500      571,620
                                                      -----------

Maryland - 3.33%
 Maryland Transportation Authority, Airport
   Parking Revenue Bonds, Series 2002B,
   Baltimore/Washington International Airport
   Projects (Qualified Airport Bonds - AMT),
   5.375%, 3-1-15 ........................       500      561,510
 Montgomery County Revenue Authority
   (Maryland), Golf Course System Revenue
   Bonds, Series 1996A,
   6.125%, 10-1-22 .......................       400      420,104
                                                      -----------
                                                          981,614
                                                      -----------

Minnesota - 6.28%
 City of Victoria, Minnesota, Private School
   Facility Revenue Bonds (Holy Family
   Catholic High School Project), Series 1999A,
   5.6%, 9-1-19 ..........................       750      711,488
 City of Minneapolis, Minnesota, General Obligation
   Convention Center Bonds, Series 2002,
   5.0%, 12-1-10 .........................       550      622,699
 City of Perham, Minnesota, General Obligation
   Disposal System Revenue Bonds, Series 2001,
   6.0%, 5-1-22 ..........................       500      519,660
                                                      -----------
                                                        1,853,847
                                                      -----------

Missouri - 3.24%
 The City of St. Louis, Missouri, Airport
   Revenue Bonds, Series 2001A (Airport
   Development Program),
   5.0%, 7-1-11 ..........................       500      562,465
 City of Kearney, Missouri, General Obligation
   Bonds, Series 2001,
   5.5%, 3-1-16 ..........................       350      395,168
                                                      -----------
                                                          957,633
                                                      -----------

Nebraska - 1.95%
 Nebraska Higher Education Loan Program, Inc.,
   Senior Subordinate Bonds, 1993-2,
   Series A-5A,
   6.2%, 6-1-13 ..........................       500      576,820
                                                      -----------

Nevada - 0.96%
 Carson City, Nevada Hospital Revenue Bonds
   (Carson-Tahoe Hospital Project),
   Series 2002,
   6.0%, 9-1-15 ..........................       255      282,836
                                                      -----------

New Mexico - 2.41%
 New Mexico Hospital Equipment Loan Council,
   Hospital Revenue Bonds (Memorial Medical
   Center, Inc. Project), Series 1998,
   4.85%, 6-1-08 .........................       725      711,950
                                                      -----------

New York - 7.67%
 The Port Authority of New York and New Jersey,
   Consolidated Bonds, One Hundred Twenty-Seventh
   Series,
   5.5%, 12-15-14 ........................       500      567,940
 New York State Thruway Authority, State Personal
   Income Tax Revenue Bonds (Transportation),
   Series 2002A,
   5.25%, 3-15-10 ........................       500      567,810
 Dormitory Authority of the State of New York,
   Third General Resolution Revenue Bonds (State
   University Educational Facilities Issue),
   Series 2002B,
   5.25%, 11-15-23 .......................       500      564,370
 The City of New York, General Obligation Bonds,
   Fiscal 2003 Series A Current Interest Bonds,
   5.5%, 8-1-10 ..........................       500      563,915
                                                      -----------
                                                        2,264,035
                                                      -----------

Oklahoma - 2.89%
 Oklahoma Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
   (Homeownership Loan Program),
   1996 Series A,
   7.05%, 9-1-26 .........................       565      603,827
 Tulsa Public Facilities Authority (Oklahoma),
   Assembly Center Lease Payment Revenue
   Bonds, Refunding Series 1985,
   6.6%, 7-1-14 ..........................       200      247,824
                                                      -----------
                                                          851,651
                                                      -----------

Pennsylvania - 2.98%
 The School District of Philadelphia,
   Pennsylvania, General Obligation Bonds,
   Series A of 2002,
   5.5%, 2-1-18 ..........................       500      559,950
 Schuylkill County Industrial Development Authority,
   Variable Rate Demand Revenue Bonds (Pine Grove
   Landfill, Inc. Project), 1995 Series,
   5.1%, 10-1-19 .........................       320      320,877
                                                      -----------
                                                          880,827
                                                      -----------

Rhode Island - 3.06%
 Rhode Island Health and Educational Building
   Corporation, Hospital Financing Revenue Bonds,
   St. Joseph Health Services of Rhode Island
   Issue, Series 1999,
   5.4%, 10-1-09 .........................       900      903,636
                                                    -------------

South Carolina - 3.61%
 South Carolina Public Service Authority, Santee
   Cooper, Revenue Obligations, 2002 Refunding
   Series D,
   5.0%, 1-1-10 (A) ......................       500      559,820
 Tobacco Settlement Revenue Management
   Authority, Tobacco Settlement Asset-
   Backed Bonds, Series 2001B (Tax-Exempt),
   6.375%, 5-15-28 .......................       500      504,385
                                                      -----------
                                                        1,064,205
                                                      -----------

Texas - 5.29%
 Board of Regents of Texas Tech University
   System, Revenue Financing System Bonds,
   Seventh Series (2001),
   5.5%, 8-15-17 .........................       500      562,245
 Texas Department of Housing and Community
   Affairs, Single Family Mortgage Revenue
   Bonds, 1997 Series D (AMT) TEAMS Structure,
   5.7%, 9-1-29 ..........................       500      517,560
 Lufkin Health Facilities Development
   Corporation, Health System Revenue and
   Refunding Bonds (Memorial Health System
   of East Texas), Series 1995,
   6.875%, 2-15-26 .......................       500      480,060
                                                      -----------
                                                        1,559,865
                                                      -----------

Virginia - 1.91%
 City of Chesapeake, Virginia, General Obligation
   Public Improvement and Refunding Bonds,
   Series of 2001,
   5.5%, 12-1-17 .........................       500      562,620
                                                      -----------

Washington - 1.96%
 Energy Northwest, Project No. 1 Refunding
   Electric Revenue Bonds, Series 2002-A,
   5.75%, 7-1-16 .........................       500      579,635
                                                      -----------

Wisconsin - 2.26%
 Wisconsin Health and Educational Facilities
   Authority, Wheaton Franciscan Services,
   Inc., System Revenue and Refunding Bonds,
   Series 2002,
   6.0%, 8-15-15 .........................       600      666,252
                                                      -----------

Wyoming - 2.73%
 Wyoming Student Loan Corporation, Student
   Loan Revenue Refunding Bonds, Series
   1999A (Non-AMT),
   6.2%, 6-1-24 ..........................       750      804,945
                                                      -----------

TOTAL MUNICIPAL BONDS - 93.52%                        $27,597,244
 (Cost: $26,108,653)

TOTAL SHORT-TERM SECURITIES - 4.28%                   $ 1,264,000
 (Cost: $1,264,000)

TOTAL INVESTMENT SECURITIES - 97.80%                  $28,861,244
 (Cost: $27,372,653)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.20%         648,451

NET ASSETS - 100.00%                                  $29,509,695


Notes to Schedule of Investments

(A)Purchased on a when-issued basis with settlement subsequent to September 30, 2002.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     MUNICIPAL BOND FUND
     September 30, 2002
     (In Thousands, Except for Per Share and Share Amounts)

ASSETS
 Investment securities -- at value (Notes 1 and 3)  ........   $28,861
 Cash  .....................................................         1
 Receivables:
   Investment securities sold ..............................       918
   Interest ................................................       357
   Fund shares sold ........................................         1
 Prepaid registration fees  ................................        17
                                                               -------
    Total assets  ..........................................    30,155
                                                               -------
LIABILITIES
 Payable for investment securities purchased  ..............       551
 Payable to Fund shareholders  .............................        79
 Accrued shareholder servicing (Note 2)  ...................         4
 Dividends payable  ........................................         3
 Accrued accounting services fee (Note 2)  .................         2
 Accrued distribution fee (Note 2)  ........................         1
 Other  ....................................................         5
                                                               -------
    Total liabilities  .....................................       645
                                                               -------
      Total net assets .....................................   $29,510
                                                               =======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................   $    26
   Additional paid-in capital ..............................    28,962
 Accumulated undistributed income (loss):
   Accumulated undistributed net realized loss
    on investments  ........................................      (967)
   Net unrealized appreciation in value of securities ......     1,489
                                                               -------
    Net assets applicable to outstanding units
      of capital ...........................................   $29,510
                                                               =======
Net asset value per share (net assets divided by shares
 outstanding):
 Class A  ..................................................    $11.25
 Class B  ..................................................    $11.25
 Class C  ..................................................    $11.25
 Class Y  ..................................................    $11.25
Capital shares outstanding:
 Class A  ..................................................   305,425
 Class B  ..................................................    41,001
 Class C  .................................................. 2,276,534
 Class Y  ..................................................       209
Capital shares authorized .................................200,000,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     MUNICIPAL BOND FUND
     For the Six Months Ended September 30, 2002
     (In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization ...............................    $  712
                                                                ------
 Expenses (Note 2):
   Distribution fee:
    Class A  ...............................................       ---*
    Class B  ...............................................         1
    Class C  ...............................................        92
    Class Y  ...............................................       ---*
   Investment management fee ...............................        72
   Service fee:
    Class A  ...............................................         3
    Class B  ...............................................         1
    Class C  ...............................................        31
   Shareholder servicing:
    Class A  ...............................................         1
    Class B  ...............................................       ---*
    Class C  ...............................................        26
    Class Y  ...............................................       ---*
   Accounting services fee .................................        12
   Audit fees ..............................................         8
   Custodian fees ..........................................         2
   Other ...................................................        19
                                                                ------
    Total expenses  ........................................       268
                                                                ------
      Net investment income ................................       444
                                                                ------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on investments  .........................       (18)
 Unrealized appreciation in value of investments
   during the period .......................................     1,638
                                                                ------
    Net gain on investments  ...............................     1,620
                                                                ------
      Net increase in net assets resulting from operations .    $2,064
                                                                ======
*Not shown due to rounding.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     MUNICIPAL BOND FUND
     (In Thousands)
                                         For the six For the fiscal
                                        months ended   year ended
                                       September 30,    March 31,
                                                2002         2002
                                         -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income .................   $   444       $  944
   Realized net loss on investments ......       (18)        (270)
   Unrealized appreciation ...............     1,638          509
                                             -------      -------
    Net increase in net assets
      resulting from operations ..........     2,064        1,183
                                             -------      -------
 Distributions to shareholders from
   net investment income (Note 1E):(1)
   Class A ...............................       (49)         (70)
   Class B ...............................        (6)          (2)
   Class C ...............................      (389)        (872)
   Class Y ...............................       ---*         ---*
                                             -------      -------
                                                (444)        (944)
                                             -------      -------
 Capital share transactions (Note 5)  ....     1,381         (748)
                                             -------      -------
   Total increase (decrease) .............     3,001         (509)
NET ASSETS
 Beginning of period  ....................    26,509       27,018
                                             -------      -------
 End of period  ..........................   $29,510      $26,509
                                             =======      =======
   Undistributed net investment income ...   $   ---      $   ---
                                             =======      =======
    *Not shown due to rounding.
(1)  See "Financial Highlights" on pages 134 - 137.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MUNICIPAL BOND FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year        9-15-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period $10.61         $10.52         $10.33
                     ------         ------         ------
Income from investment
 operations:
 Net investment
   income ..........   0.22           0.47           0.26
 Net realized and
   unrealized gain
   on investments ..   0.64           0.09           0.19
                     ------         ------         ------
Total from investment
 operations  .......   0.86           0.56           0.45
                     ------         ------         ------
Less distributions:
 Declared from net
   investment income  (0.22)         (0.47)         (0.26)
 From capital gains   (0.00)         (0.00)         (0.00)
                     ------         ------         ------
Total distributions   (0.22)         (0.47)         (0.26)
                     ------         ------         ------
Net asset value,
 end of period  .... $11.25         $10.61         $10.52
                     ======         ======         ======
Total return(2) ....   8.24%          5.38%          4.32%
Net assets, end of
 period (in millions)    $3             $2             $1
Ratio of expenses
 to average net
 assets  ...........   1.16%(3)       1.17%          1.21%(3)
Ratio of net investment
 income to average
 net assets  .......   4.00%(3)       4.37%          4.69%(3)
Portfolio turnover rate 25.05%       36.41%         34.78%(4)

(1)  Commencement of operations of the class.
(2) Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)  Annualized.
(4)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MUNICIPAL BOND FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         8-8-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period $10.61         $10.52         $10.26
                     ------         ------         ------
Income from investment
 operations:
 Net investment
   income ..........   0.17           0.32           0.22
 Net realized and
   unrealized gain
   on investments ..   0.64           0.09           0.26
                     ------         ------         ------
Total from investment
 operations  .......   0.81           0.41           0.48
                     ------         ------         ------
Less distributions:
 Declared from net
   investment income  (0.17)         (0.32)         (0.22)
 From capital gains   (0.00)         (0.00)         (0.00)
                     ------         ------         ------
Total distributions   (0.17)         (0.32)         (0.22)
                     ------         ------         ------
Net asset value,
 end of period  .... $11.25         $10.61         $10.52
                     ======         ======         ======
Total return .......   7.76%          3.97%          4.66%
Net assets, end of
 period (000 omitted)  $461           $120            $37
Ratio of expenses to
 average net assets    1.99%(2)       2.44%          2.82%(2)
Ratio of net investment
 income to average
 net assets  .......   3.18%(2)       3.09%          3.11%(2)
Portfolio turnover rate 25.05%       36.41%         34.78%(3)

(1)  Commencement of operations of the class.
(2)  Annualized.
(3)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MUNICIPAL BOND FUND
     Class C Shares (1)
     For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                        six
                     months  For the fiscal year ended March 31,
                      ended -------------------------------------
                    9-30-02    2002   2001    2000   1999    1998
                     ------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $10.61  $10.52 $10.11  $11.24 $11.45  $10.74
                     ------  ------ ------  ------ ------  ------
Income (loss) from
 investment operations:
 Net investment
   income ..........   0.17    0.37   0.40    0.42   0.42    0.44
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.64    0.09   0.41   (1.11)  0.10    0.71
                     ------  ------ ------  ------ ------  ------
Total from investment
 operations  .......   0.81    0.46   0.81   (0.69)  0.52    1.15
                     ------  ------ ------  ------ ------  ------
Less distributions:
 Declared from net
   investment income  (0.17)  (0.37) (0.40)  (0.42) (0.42)  (0.44)
 From capital gains   (0.00)  (0.00) (0.00)  (0.02) (0.31)  (0.00)
                     ------  ------ ------  ------ ------  ------
Total distributions   (0.17)  (0.37) (0.40)  (0.44) (0.73)  (0.44)
                     ------  ------ ------  ------ ------  ------
Net asset value,
 end of period  .... $11.25  $10.61 $10.52  $10.11 $11.24  $11.45
                     ======  ====== ======  ====== ======  ======
Total return .......   7.76%   4.40%  8.22%  -6.21%  4.64%  10.89%
Net assets, end of
 period (in
 millions)  ........    $26     $24    $26     $28    $43     $40
Ratio of expenses to
 average net assets    2.03%(2)2.13%  2.13%   1.98%  1.88%   1.89%
Ratio of net investment
 income to average
 net assets  .......   3.16%(2)3.44%  3.94%   3.94%  3.68%   3.94%
Portfolio turnover
 rate  .............  25.05%  36.41% 34.78%  16.95% 41.53%  27.86%

(1)  See Note 5.
(2)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     MUNICIPAL BOND FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                    For the                        period
                        six    For the fiscal year   from
                     months        ended March 31,12-30-98(1)
                      ended   --------------------     to
                    9-30-02    2002  2001     2000 3-31-99
                    -------    ----  ----     ---- -------
Net asset value,
 beginning of
 period  ........... $10.61  $10.52 $10.11  $11.24 $11.58
                     ------  ------ ------  ------ ------
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.21    0.44   0.47    0.48   0.13
 Net realized and unrealized
   gain (loss) on
   investments .....   0.64    0.09   0.41   (1.11) (0.03)
                     ------  ------ ------  ------ ------
Total from investment
 operations  .......   0.85    0.53   0.88   (0.63)  0.10
                     ------  ------ ------  ------ ------
Less distributions:
 Declared from net
   investment income  (0.21)  (0.44) (0.47)  (0.48) (0.13)
 From capital gains   (0.00)  (0.00) (0.00)  (0.02) (0.31)
                     ------  ------ ------  ------ ------
Total distributions   (0.21)  (0.44) (0.47)  (0.50) (0.44)
                     ------  ------ ------  ------ ------
Net asset value,
 end of period  .... $11.25  $10.61 $10.52  $10.11 $11.24
                     ======  ====== ======  ====== ======
Total return .......   8.16%   5.10%  9.04%  -5.69%  0.80%
Net assets, end of period
 (000 omitted)  ....     $2      $2     $2      $2     $2
Ratio of expenses to
 average net assets    1.33%(2)1.44%  1.47%   1.40%  1.00%(2)
Ratio of net investment
 income to average net
 assets  ...........   3.89%(2)4.09%  4.61%   4.52%  4.40%(2)
Portfolio turnover rate 25.05%36.41% 34.78%  16.95% 41.53%(2)

(1)  Recommencement of operations of the class.
(2)  Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND
------------------------------------------------------------------------
Science and Technology Fund

GOAL
To seek long-term capital growth.

Strategy
Invests primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies have products, processes or services that are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries.

Founded
1997

Scheduled Dividend Frequency
Annually (December)


Performance Summary -- Class C Shares

Per Share Data
For the Six Months Ended September 30, 2002
-------------------------------------------

Net asset value on
    9-30-02                     $13.72
    3-31-02                      17.97
                                ------
Change per share                $(4.25)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND
------------------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ---------
 1-year period
  ended 9-30-02       -20.52%   -15.67%        -19.92%        -16.59%
 5-year period
  ended 9-30-02       ---       ---            ---            ---
10-year period
  ended 9-30-02       ---       ---            ---            ---
Since inception
  of Class (F)        -26.60%   -24.64%        -26.11%        -25.36%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C) Performance data does not take into account the sales load deducted on an initial purchase.
(D) Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E) Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F) 7-3-00 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period            Class C(B)   Class Y(C)
------            ----------   ----------
 1-year period
  ended 9-30-02       -16.40%   -15.39%
 5-year period
  ended 9-30-02        12.05%      ---
10-year period
  ended 9-30-02          ---       ---
Since inception
  of Class (D)         12.44%    10.76%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year
                                      146
     after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C) Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D) 7-31-97 for Class C shares and 6-9-98 for Class Y shares (the date on which shares were first acquired by shareholders).

Investing in companies involved in one specified sector may involve a greater degree of risk than an investment with greater diversification.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND
------------------------------------------------------------------------
Portfolio Highlights

On September 30, 2002, Science and Technology Fund had net assets totaling $91,622,478 invested in a diversified portfolio of:

   64.93% Common Stocks
   35.07% Cash and Cash Equivalents and Options


As a shareholder of Science and Technology Fund, for every $100 you had invested on September 30, 2002, your Fund owned:

 $35.07  Cash and Cash Equivalents and Options
  34.30  Health Care Stocks
   9.16  Technology Stocks
   9.01  Energy Stocks
   8.03  Business Equipment and Services Stocks
   1.57  Utilities Stocks
   1.56  Raw Materials Stocks
   2.42  Miscellaneous Stocks

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
     September 30, 2002

                                              Shares        Value

COMMON STOCKS
Aircraft - 2.47%
 Northrop Grumman Corporation  ...........    11,500 $  1,426,460
 Raytheon Company  .......................    28,500      835,050
                                                     ------------
                                                        2,261,510
                                                     ------------

Broadcasting - 0.02%
 Adelphia Communications Corporation,
   Class A* ..............................   167,000       20,875
                                                     ------------

Business Equipment and Services - 2.57%
 Edison Schools Inc.*  ...................   182,000       59,150
 Euronet Worldwide, Inc.*  ...............    89,800      444,959
 Euronet Worldwide, Inc. (A)*  ...........    31,000      153,605
 Getty Images, Inc.*  ....................    72,000    1,443,960
 RSA Security Inc.*  .....................    76,100      256,076
                                                     ------------
                                                        2,357,750
                                                     ------------

Capital Equipment - 0.62%
 Cooper Cameron Corporation*  ............    13,600      567,936
                                                     ------------

Chemicals -- Specialty - 1.34%
 Pall Corporation  .......................    77,700    1,226,883
                                                     ------------

Communications Equipment - 3.79%
 ADC Telecommunications, Inc.*  ..........   136,300      157,427
 Cisco Systems, Inc.*  ...................    70,300      736,744
 QUALCOMM Incorporated (B)*  .............    26,200      723,513
 Symbol Technologies, Inc.  ..............   241,675    1,853,647
                                                      -----------
                                                        3,471,331
                                                      -----------

Electronic Components - 2.90%
 Advanced Micro Devices, Inc.*  ..........    76,644      409,279
 Agere Systems Inc.*  ....................   385,500      424,050
 Intel Corporation  ......................    52,700      731,213
 IXYS Corporation*  ......................    58,380      294,235
 United Microelectronics Corporation*  ...   224,710      793,226
                                                      -----------
                                                        2,652,003
                                                      -----------

Health Care -- Drugs - 21.84%
 Abbott Laboratories  ....................    57,300    2,314,920
 Alcon, Inc.*  ...........................    71,600    2,774,500
 Biogen, Inc. (B)*  ......................    76,500    2,237,243
 Forest Laboratories, Inc. (B)*  .........    59,100    4,846,791
 Genzyme Corporation - General Division*      62,500    1,287,812
 Incyte Genomics, Inc.*  .................    45,000      208,125
 IVAX Corporation*  ......................   104,600    1,283,442
 Pfizer Inc.  ............................    62,900    1,825,358
 SICOR Inc.*  ............................    41,945      638,403
 Transkaryotic Therapies, Inc. (B)*  .....    79,950    2,595,177
                                                     ------------
                                                       20,011,771
                                                     ------------

Health Care -- General - 2.94%
 Johnson & Johnson (B)  ..................    49,800    2,693,184
                                                     ------------

Hospital Supply and Management - 9.52%
 Anthem, Inc.*  ..........................    28,800    1,872,000
 Guidant Corporation (B)*  ...............    56,200    1,815,822
 HCA - The Healthcare Company  ...........    85,400    4,065,894
 Province Healthcare Company*  ...........    56,500      968,975
                                                     ------------
                                                        8,722,691
                                                     ------------

Multiple Industry - 0.66%
 Garmin Ltd.*  ...........................    32,700      606,422
                                                      -----------

Petroleum -- Domestic - 7.75%
 Apache Corporation  .....................    33,850    2,012,382
 Burlington Resources Inc.  ..............    35,809    1,373,633
 ConocoPhillips  .........................    14,400      665,856
 Noble Energy, Inc.  .....................    50,800    1,725,676
 Unocal Corporation  .....................    42,200    1,324,658
                                                     ------------
                                                        7,102,205
                                                     ------------

Petroleum -- Services - 1.26%
 Baker Hughes Incorporated  ..............    39,700    1,152,491
                                                     ------------

Steel - 0.22%
 Lone Star Technologies, Inc.*  ..........    17,100      202,635
                                                     ------------

Timesharing and Software - 5.46%
 Concord EFS, Inc.*  .....................   249,000    3,962,835
 Micromuse Inc.*  ........................    81,100      204,778
 Paychex, Inc.  ..........................    34,300      835,033
                                                     ------------
                                                        5,002,646
                                                     ------------

Utilities -- Telephone - 1.57%
 Vodafone Group Plc, ADR  ................   112,000    1,436,960
                                                     ------------

TOTAL COMMON STOCKS - 64.93%                         $ 59,489,293
 (Cost: $82,029,325)

                                           Number of
                                           Contracts

PUT OPTIONS - 0.25%
 Biogen, Inc., January 30,
   Expires 1-18-03 .......................       299      139,035
 Forest Laboratories, Inc., January 65,
   Expires 1-18-03 .......................       213       34,868
 Forest Laboratories, Inc., November 65,
   Expires 11-16-02 ...................          126        8,807
 Johnson & Johnson, October 50,
   Expires 10-19-02 ...................          498       24,900
 Transkaryotic Therapies, Inc., October 30,
   Expires 10-19-02 ...................          136       19,720
                                                     ------------
                                                     $    227,330
                                                     ------------
 (Cost: $476,667)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals -- Petroleum and Inorganic - 3.12%
 du Pont (E.I.) de Nemours and Company,
   1.68487%, Master Note .................    $2,861    2,861,000
                                                     ------------

 Finance Companies - 3.28%
 USAA Capital Corp.,
   1.72%, 10-1-02 ........................     3,000    3,000,000
                                                     ------------

 Food and Related - 12.12%
 General Mills, Inc.,
   1.9606%, Master Note ..................     4,116    4,116,000
 Sara Lee Corporation,
   1.78%, 10-16-02 .......................     3,000    2,997,775
 Unilever Capital Corporation,
   1.71%, 10-3-02 ........................     3,994    3,993,621
                                                     ------------
                                                       11,107,396
                                                     ------------

 Health Care -- Drugs - 3.82%
 GlaxoSmithKline Finance plc,
   1.73%, 10-31-02 .......................     1,500    1,497,838
 Lilly (Eli) and Company,
   1.71%, 11-8-02 ........................     2,000    1,996,390
                                                     ------------
                                                        3,494,228
                                                     ------------

 Household -- General Products - 3.81%
 Kimberly-Clark Corporation,
   1.72%, 10-23-02 .......................     1,500    1,498,423
 Procter & Gamble Company (The),
   1.7%, 11-20-02 ........................     2,000    1,995,278
                                                     ------------
                                                        3,493,701
                                                     ------------

 Restaurants - 2.71%
 McDonald's Corporation,
   1.88%, 10-1-02 ........................     2,482    2,482,000
                                                      -----------

Total Commercial Paper - 28.86%                        26,438,325

United States Government Security - 4.36%
 United States Treasury Bill,
   1.68%, 10-10-02 .......................     4,000    3,998,320
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 33.22%                  $30,436,645
 (Cost: $30,436,645)

TOTAL INVESTMENT SECURITIES - 98.40%                  $90,153,268
 (Cost: $112,942,637)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.60%       1,469,210

NET ASSETS - 100.00%                                  $91,622,478


Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, the total value of this security amounted to 0.17% of net assets.

(B) Securities serve as cover for the following written call options outstanding at September 30, 2002. (See Note 6 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/Premium    Market
     Security            to Call  Exercise Price  Received     Value
     ----------          ------------------------ --------  --------
     Biogen, Inc.:
                          299       January/35    $109,303$   61,214
                          466       January/40      90,637    39,275
     Forest Laboratories,
       Inc.               591       January/75     344,702   648,859
     Guidant Corporation  361       October/30      71,735   133,570
     Johnson & Johnson    498       October/50     185,614   224,100
     QUALCOMM Incorporated262       October/32.5    35,893     6,550
     Transkaryotic Therapies, Inc.:
                          136       January/35      64,517    69,088
                           46       October/45      14,122     1,150
                          184       October/50      38,478     4,600
                                                  ------------------
                                                  $955,001$1,188,406
                                                  ==================

     In addition to the above written call options, the following written put options were outstanding as of September 30, 2002. (See Note 6 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/Premium    Market
     Security            to Put   Exercise Price  Received     Value
     ----------          ------------------------ --------  --------
     Biogen, Inc.         466       January/25    $ 89,472  $116,924
     Johnson & Johnson    498       October/40      34,386     7,470
                                                  --------  --------
                                                  $123,858  $124,394
                                                  ========  ========

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     SCIENCE AND TECHNOLOGY FUND
     September 30, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities -- at value (Notes 1 and 3)  ........   $90,153
 Cash  .....................................................         1
 Receivables:
   Investment securities sold ..............................     3,225
   Fund shares sold ........................................        99
   Dividends and interest ..................................        18
                                                               -------
    Total assets  ..........................................    93,496
                                                               -------
LIABILITIES
 Outstanding written call options at market (Note 6)  ......     1,188
 Payable to Fund shareholders  .............................       482
 Outstanding written put options at market (Note 6) ........       124
 Accrued shareholder servicing (Note 2)  ...................        52
 Accrued accounting services fee (Note 2)  .................         3
 Accrued distribution fee (Note 2)  ........................         2
 Accrued management fee (Note 2)  ..........................         2
 Accrued service fee (Note 2) ..............................         1
 Other  ....................................................        20
                                                               -------
    Total liabilities  .....................................     1,874
                                                               -------
      Total net assets .....................................   $91,622
                                                               =======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................  $     67
   Additional paid-in capital...............................   151,568
 Accumulated undistributed loss:
   Accumulated undistributed net investment loss ...........      (886)
   Accumulated undistributed net realized loss
    on investment transactions  ............................   (36,104)
   Net unrealized depreciation in value of written options        (234)
   Net unrealized depreciation in value of investments .....   (22,789)
                                                              --------
    Net assets applicable to outstanding units
      of capital ...........................................  $ 91,622
Net asset value per share (net assets divided by              ========
 shares outstanding):
 Class A  ..................................................    $13.95
 Class B  ..................................................    $13.64
 Class C  ..................................................    $13.72
 Class Y  ..................................................    $14.25
Capital shares outstanding:
 Class A  ..................................................       657
 Class B  ..................................................       267
 Class C  ..................................................     5,560
 Class Y  ..................................................       176
Capital shares authorized ..................................   400,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     SCIENCE AND TECHNOLOGY FUND
     For the Six Months Ended September 30, 2002
     (In Thousands)

INVESTMENT LOSS
 Income (Note 1B):
   Interest and amortization ............................... $     308
   Dividends (net of foreign withholding taxes of $11) .....       205
                                                             ---------
    Total income  ..........................................       513
 Expenses (Note 2):                                          ---------
   Investment management fee ...............................       457
   Distribution fee:
    Class A  ...............................................         1
    Class B  ...............................................        15
    Class C  ...............................................       339
    Class Y  ...............................................         3
   Shareholder servicing:
    Class A  ...............................................        29
    Class B  ...............................................        19
    Class C  ...............................................       282
    Class Y  ...............................................         2
   Service fee:
    Class A  ...............................................        12
    Class B  ...............................................         5
    Class C  ...............................................       113
   Accounting services fee .................................        22
   Custodian fees ..........................................        15
   Audit fees ..............................................         8
   Legal fees ..............................................         2
   Other ...................................................        59
                                                             ---------
    Total expenses  ........................................     1,383
                                                             ---------
      Net investment loss ..................................      (870)
                                                             ---------

See Notes to Financial Statements.

     SCIENCE AND TECHNOLOGY FUND
     For the Six Months Ended September 30, 2002
     (In Thousands)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  ..........................   (13,586)
 Realized net loss from foreign currency transactions  .....       (14)
 Realized net gain on written options  .....................       808
 Realized net gain on purchased options  ...................        91
                                                              --------
   Realized net loss on investments ........................   (12,701)
                                                              --------
 Unrealized depreciation in value of securities
   during the period .......................................   (15,898)
 Unrealized depreciation in value of written
   options during the period ...............................      (242)
 Unrealized depreciation in value of purchased
   options during the period ...............................      (249)
                                                              --------
   Unrealized depreciation in value of investments
    during the period  .....................................   (16,389)
                                                             ---------
    Net loss on investments  ...............................   (29,090)
      Net decrease in net assets resulting                   ---------
       from operations  .................................... $ (29,960)
                                                             =========

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     SCIENCE AND TECHNOLOGY FUND
     (In Thousands)

                                         For the six For the fiscal
                                        months ended   year ended
                                       September 30,    March 31,
                                                2002         2002
                                         -----------    ---------
DECREASE IN NET ASSETS
 Operations:
   Net investment loss ...................  $   (870)   $  (1,922)
   Realized net loss on
    investments  ............................(12,701)     (22,049)
   Unrealized appreciation (depreciation)    (16,389)      25,014
                                            --------     --------
    Net increase (decrease) in net assets
      resulting from operations ..........   (29,960)       1,043
                                            --------     --------
 Distributions to shareholders from
   realized gains on investment
   transactions (Note 1E):(1)
   Class A ...............................       ---          (12)
   Class B ...............................       ---           (4)
   Class C ...............................       ---         (134)
   Class Y ...............................       ---           (3)
                                            --------     --------
                                                 ---         (153)
                                            --------     --------
 Capital share transactions (Note 5)  ....    (9,262)     (14,291)
                                            --------     --------
   Total decrease.........................   (39,222)     (13,401)
NET ASSETS
 Beginning of period  ....................   130,844      144,245
                                            --------     --------
 End of period  ..........................  $ 91,622     $130,844
                                            ========     ========
 Undistributed net investment loss  ......  $   (886)    $     (2)
                                            ========     ========

(1)  See "Financial Highlights" on pages 150 - 153.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     SCIENCE AND TECHNOLOGY FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-3-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period $18.19         $17.93         $34.91
                     ------         ------         ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...  (0.07)         (0.45)          0.02
 Net realized and
   unrealized gain (loss)
   on investments ..  (4.17)          0.73          (9.35)
                     ------         ------         ------
Total from investment
 operations  .......  (4.24)          0.28          (9.33)
                     ------         ------         ------
Less distribution
 from capital gains   (0.00)         (0.02)         (7.65)
                     ------         ------         ------
Net asset value,
 end of period  .... $13.95         $18.19         $17.93
                     ======         ======         ======
Total return(2) .... -23.31%          1.56%        -31.95%
Net assets, end of
 period (in millions)    $9            $12             $6
Ratio of expenses to
 average net assets    1.86%(3)       1.75%          1.70%(3)
Ratio of net investment
 income (loss) to average
 net assets  .......  -0.93%(3)      -0.76%          0.26%(3)
Portfolio turnover
 rate  .............  34.83%         90.92%        111.25%(4)

(1)  Commencement of operations of the class.
(2) Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)  Annualized.
(4)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     SCIENCE AND TECHNOLOGY FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-3-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period $17.88         $17.80         $34.91
                     ------         ------         ------
Income (loss) from investment
 operations:
 Net investment loss  (0.16)         (0.38)         (0.06)
 Net realized and
   unrealized gain (loss)
   on investments ..  (4.08)          0.48          (9.40)
                     ------         ------         ------
Total from investment
 operations  .......  (4.24)          0.10          (9.46)
                     ------         ------         ------
Less distribution
 from capital gains   (0.00)         (0.02)         (7.65)
                     ------         ------         ------
Net asset value,
 end of period  .... $13.64         $17.88         $17.80
                     ======         ======         ======
Total return ....... -23.71%          0.56%        -32.37%
Net assets, end of
 period (in millions)    $4             $4             $3
Ratio of expenses to
 average net assets    3.02%(2)       2.75%          2.53%(2)
Ratio of net investment
 loss to average
 net assets  .......  -2.10%(2)      -1.73%         -0.55%(2)
Portfolio turnover
 rate  .............  34.83%         90.92%        111.25%(3)

(1)  Commencement of operations of the class.
(2)  Annualized.
(3)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     SCIENCE AND TECHNOLOGY FUND
     Class C Shares (1)
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                    For the                                period
                      six           For the fiscal           from
                    months       year ended March 31,   7-31-97(2)
                     ended  -----------------------------      to
                    9-30-02    2002   2001    2000   1999 3-31-98
                    ------- ------- ------  ------ ------  ------
Net asset value,
 beginning of period $17.97  $17.83 $45.03  $17.45 $12.01  $10.00
                     ------  ------ ------  ------ ------  ------
Income (loss) from investment
 operations:
 Net investment
   loss ............  (0.15)  (0.24) (0.12)  (0.95) (0.09)  (0.07)
 Net realized and
   unrealized gain (loss)
   on investments ..  (4.10)   0.40 (19.43)  28.77   5.53    2.08
                     ------  ------ ------  ------ ------  ------
Total from investment
 operations  .......  (4.25)   0.16 (19.55)  27.82   5.44    2.01
                     ------  ------ ------  ------ ------  ------
Less distribution from
 capital gains  ....  (0.00)  (0.02) (7.65)  (0.24) (0.00)  (0.00)
                     ------  ------ ------  ------ ------  ------
Net asset value,
 end of period  .... $13.72  $17.97 $17.83  $45.03 $17.45  $12.01
                     ======  ====== ======  ====== ======  ======
Total return ....... -23.65%   0.89%-47.49% 159.75% 45.30%  20.10%
Net assets, end of
 period (in millions)   $76    $112   $134    $283    $44      $8
Ratio of expenses to
 average net assets    2.67%(3)2.45%  2.27%   2.20%  2.57%   3.20%(3)
Ratio of net investment
 loss to average
 net assets  .......  -1.74%(3)-1.40%-0.44%  -1.68% -1.26%  -1.66%(3)
Portfolio turnover
 rate  .............  34.83%  90.92%111.25%  44.19% 51.00%  26.64%

(1)  See Note 5.
(2)  Commencement of operations of the class.
(3)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     SCIENCE AND TECHNOLOGY FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the                               For the
                        six     For the fiscal           period from
                     months  year ended March 31,        6-9-98(1)
                      ended ----------------------             to
                    9-30-02    2002   2001    2000        3-31-99
                    ------- -------------- -------       --------
Net asset value,
 beginning of period $18.54  $18.21 $45.36  $17.65         $12.20
                     ------  ------ ------  ------         ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...  (0.07)  (0.51) (0.01)  (6.09)          0.01
 Net realized and
   unrealized gain (loss)
   on investments ..  (4.22)   0.86 (19.49)  34.04           5.44
                     ------  ------ ------  ------         ------
Total from investment
 operations  .......  (4.29)   0.35 (19.50)  27.95           5.45
                     ------  ------ ------  ------         ------
Less distribution from
 capital gains  ....  (0.00)  (0.02) (7.65)  (0.24)         (0.00)
                     ------  ------ ------  ------         ------
Net asset value,
 end of period  .... $14.25  $18.54 $18.21  $45.36         $17.65
                     ======  ====== ======  ======         ======
Total return ....... -23.14%   1.92%-47.00% 158.67%         44.67%
Net assets, end of
 period (000 omitted) $2,512 $3,035 $1,466  $2,108            $53
Ratio of expenses to
 average net assets    1.44%(2)1.39%  1.35%   1.36%          0.62%(2)
Ratio of net investment
 income (loss) to
 average net assets   -0.53%(2)-0.43% 0.47%  -0.96%          0.54%(2)
Portfolio turnover
 rate  .............  34.83%  90.92%111.25%  44.19%         51.00%(2)

(1)  Commencement of operations of the class.
(2)  Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SMALL CAP GROWTH FUND
-----------------------------------------------------------------
Small Cap Growth Fund

GOAL
To seek growth of capital.

Strategy
Invests primarily in common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper, Inc. Small Cap Category. The Fund emphasizes relatively new or unseasoned companies in the early stages of development or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth.

Founded
1992

Scheduled Dividend Frequency
Annually (December)

Performance Summary - Class C Shares

Per Share Data
For the Six Months Ended September 30, 2002
-------------------------------------------

Net asset value on
9-30-02                         $ 7.41
3-31-02                          10.44
                                ------
Change per share                $(3.03)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF SMALL CAP GROWTH FUND
-----------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 9-30-02       -18.13%   -13.13%        -17.44%        -14.00%
 5-year period
  ended 9-30-02       ---       ---            ---            ---
10-year period
  ended 9-30-02       ---       ---            ---            ---
Since inception
  of Class (F)        -23.99%   -21.96%        -22.78%        -22.08%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C) Performance data does not take into account the sales load deducted on an initial purchase.
(D) Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E) Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F) 7-3-00 for Class A shares and 7-6-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period            Class C(B)   Class Y(C)
------            ----------   ----------
 1-year period
  ended 9-30-02       -13.84%   -13.06%
 5-year period
  ended 9-30-02         5.91%     6.81%
10-year period
  ended 9-30-02        13.59%      ---
Since inception
  of Class(D)         ---         8.59%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data from 3-24-00 represents the actual performance of Class C shares. Performance data prior to 3-24-00 represents the performance of the Fund's original Class B shares. The original Class B shares were combined with Class C shares effective 3-24-00, and redesignated as Class C shares. The original Class B's performance has been adjusted to reflect the current contingent deferred sales charge (CDSC) structure applicable to Class C (1.00% maximum and declining to zero at the end of the first year after investment). Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less. New Class B shares, with fees and expenses different from the original Class B shares, were added to the Fund on 6-30-00.
(C) Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D) 12-29-95 for Class Y shares (the date on which shares were first acquired by shareholders).

Investing in small cap stocks may carry more risk than investing in stocks of larger, more well-established companies.

SHAREHOLDER SUMMARY OF SMALL CAP GROWTH FUND
-----------------------------------------------------------------
Portfolio Highlights

On September 30, 2002, Small Cap Growth Fund had net assets totaling $322,394,953 invested in a diversified portfolio of:

 84.03%  Common Stocks
 15.89%  Cash and Cash Equivalents
  0.08%  Corporate Debt Security

As a shareholder of Small Cap Growth Fund, for every $100 you had invested on September 30, 2002, your Fund owned:

 $21.16  Business Equipment and Services Stocks
  18.07  Health Care Stocks
  15.89  Cash and Cash Equivalents
  11.57  Technology Stocks
   7.17  Retail Stocks
   6.97  Energy Stocks
   3.63  Consumer Durables Stocks
   3.25  Consumer Nondurables Stocks
   2.91  Financial Services Stocks
   2.57  Raw Materials Stocks
   2.28  Miscellaneous Stocks
   2.24  Transportation Stocks
   2.21  Multi-Industry Stocks
   0.08  Corporate Debt Security

THE INVESTMENTS OF SMALL CAP GROWTH FUND
     September 30, 2002

                                              Shares        Value

COMMON STOCKS
Business Equipment and Services - 15.82%
 Acxiom Corporation*  ....................   715,200 $ 10,087,896
 Catalina Marketing Corporation*  ........   219,500    6,163,560
 CheckFree Corporation*  .................   538,994    6,106,802
 Getty Images, Inc.*  ....................   455,400    9,133,047
 ITT Educational Services, Inc.*  ........   428,800    8,048,576
 MAXIMUS, Inc.*  .........................   290,500    6,507,200
 MemberWorks Incorporated*  ..............   180,395    3,156,010
 ProBusiness Services, Inc.*  ............   285,000    1,805,475
                                                     ------------
                                                       51,008,566
                                                     ------------

Chemicals -- Specialty - 2.57%
 IMC Global Inc.  ........................   530,000    6,386,500
 OM Group, Inc.  .........................    44,000    1,883,200
                                                     ------------
                                                        8,269,700
                                                     ------------

Communications Equipment - 2.92%
 Advanced Fibre Communications, Inc.*  ...   410,100    5,439,977
 Tekelec*  ...............................   458,100    3,955,693
                                                     ------------
                                                        9,395,670
                                                     ------------

Computers -- Peripherals - 5.17%
 Citrix Systems, Inc.*  ..................   302,000    1,822,570
 NetIQ Corporation*  .....................   250,000    3,611,250
 Sanchez Computer Associates, Inc.*  .....   468,000    1,141,920
 Take-Two Interactive Software, Inc.* ... 220,000 6,378,900 Transaction Systems Architects, Inc.,
   Class A* ..............................   603,700    3,727,848
                                                     ------------
                                                       16,682,488
                                                     ------------

Electrical Equipment - 0.46%
 Intermagnetics General Corp.*  ..........    87,600    1,497,084
                                                     ------------

Electronic Components - 1.62%
 Cree, Inc.*  ............................   420,300    5,234,836
                                                     ------------

Electronic Instruments - 1.86%
 Lam Research Corporation*  ..............   417,500    3,709,488
 PerkinElmer, Inc.  ......................   422,001    2,299,905
                                                     ------------
                                                        6,009,393
                                                     ------------

Finance Companies - 2.91%
 Financial Federal Corporation*  .........   295,000    9,395,750
                                                     ------------

Food and Related - 3.25%
 American Italian Pasta Company,
   Class A* ..............................   170,000    6,067,300
 Smucker (J.M.) Company (The)  ...........   120,000    4,404,000
                                                     ------------
                                                       10,471,300
                                                     ------------

Health Care -- Drugs - 4.74%
 Affymetrix, Inc.*  ......................   394,173    8,192,886
 Cell Therapeutics, Inc.*  ...............   182,600      802,527
 Gene Logic Inc.*  .......................   474,400    3,659,996
 Sepracor Inc.*  .........................   500,000    2,625,000
                                                     ------------
                                                       15,280,409
                                                     ------------

Health Care -- General - 9.93%
 ArthroCare Corporation*  ................   240,000    2,907,600
 Cholestech Corporation*  ................    97,500    1,019,363
 IDEXX Laboratories, Inc.*  ..............   201,004    6,196,953
 IMPATH Inc.*  ...........................   336,500    4,345,898
 Omnicare, Inc.  .........................   454,700    9,603,264
 Urologix, Inc.*  ........................   355,000    1,624,125
 VISX, Incorporated*  ....................   685,800    6,329,934
                                                     ------------
                                                       32,027,137
                                                     ------------

Hospital Supply and Management - 3.40%
 American Healthways, Inc.*  .............   294,800 $  4,750,702
 Cerner Corporation*  ....................   176,500    6,203,975
                                                     ------------
                                                       10,954,677
                                                     ------------

Hotels and Gaming - 0.36%
 VAIL RESORTS, INC.*  ....................    81,000    1,146,960
                                                      -----------

Motor Vehicle Parts - 3.63%
 Gentex Corporation*  ....................   429,700   11,683,543
                                                     ------------

Multiple Industry - 2.21%
 Amsurg Corp.*  ..........................   235,309    7,127,509
                                                     ------------

Petroleum -- Domestic - 5.99%
 Newfield Exploration Company*  ..........   264,000    8,867,760
 Patterson-UTI Energy, Inc.*  ............   170,000    4,340,100
 Stone Energy Corporation*  ..............   188,100    6,113,250
                                                     ------------
                                                       19,321,110
                                                     ------------

Petroleum -- Services - 0.98%
 Global Industries, Ltd.*  ...............   767,100    3,160,452
                                                     ------------

Railroad - 2.24%
 Kansas City Southern*  ..................   583,000    7,229,200
                                                     ------------

Retail -- General Merchandise - 3.30%
 MSC Industrial Direct Co., Inc., Class A*   693,800    7,284,900
 Tuesday Morning Corporation*  ...........   185,000    3,366,075
                                                     ------------
                                                       10,650,975
                                                     ------------

Retail -- Specialty Stores - 3.87%
 Gymboree Corporation (The)*  ............   360,000    5,869,800
 O'Reilly Automotive, Inc.*  .............   230,000    6,589,500
                                                     ------------
                                                       12,459,300
                                                     ------------

Timesharing and Software - 5.34%
 Digital Insight Corporation*  ...........   525,000    8,247,750
 FactSet Research Systems, Inc.  .........   338,000    8,973,900
                                                     ------------
                                                       17,221,650
                                                     ------------

Utilities -- Telephone - 1.46%
 Commonwealth Telephone
   Enterprises, Inc.* ....................   135,000    4,694,625
                                                     ------------

TOTAL COMMON STOCKS - 84.03%                         $270,922,334
 (Cost: $337,831,867)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITY - 0.08%
Multiple Industry
 Kestrel Solutions, Inc.,
   5.5%, 7-15-05, Convertible (A) ........   $ 3,000 $    240,000
                                                     ------------
 (Cost: $3,000,000)

SHORT-TERM SECURITIES
Commercial Paper
 Beverages - 1.55%
 Coca-Cola Company (The),
   1.71%, 10-3-02 ........................     5,000    4,999,525
                                                     ------------

 Chemicals -- Petroleum and Inorganic - 3.34%
 du Pont (E.I.) de Nemours and Company,
   1.68487%, Master Note .................     5,785    5,785,000
 Minnesota Mining and Manufacturing Company,
   1.68%, 10-15-02 .......................     5,000    4,996,733
                                                     ------------
                                                       10,781,733
                                                     ------------

 Food and Related - 1.55%
 ConAgra Foods, Inc.,
   1.81%, 10-16-02 .......................     5,000    4,996,229
                                                     ------------

 Health Care -- Drugs - 2.48%
 Abbott Laboratories,
   1.71%, 11-21-02 .......................     8,000    7,980,620
                                                     ------------

 Household -- General Products - 2.17%
 Kimberly-Clark Corporation,
   1.72%, 10-23-02 .......................     2,000    1,997,898
 Procter & Gamble Company (The),
   1.7%, 11-20-02 ........................     5,000    4,988,195
                                                     ------------
                                                        6,986,093
                                                     ------------

 Restaurants - 2.10%
 McDonald's Corporation,
   1.88%, 10-1-02 ........................     6,777    6,777,000
                                                     ------------

 Retail -- General Merchandise - 0.93%
 Wal-Mart Stores, Inc.,
   1.72%, 10-1-02 ........................     3,000    3,000,000
                                                     ------------

Total Commercial Paper - 14.12%                        45,521,200

United States Government Security - 1.55%
 United States Treasury Bill,
   1.68%, 10-10-02 .......................     5,000    4,997,900
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 15.67%                $  50,519,100
 (Cost: $50,519,100)

TOTAL INVESTMENT SECURITIES - 99.78%                 $321,681,434
 (Cost: $391,350,967)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.22%         713,519

NET ASSETS - 100.00%                                 $322,394,953


Notes to Schedule of Investments

    *No income dividends were paid during the preceding 12 months.

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, the value of this security amounted to 0.07% of net assets.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     SMALL CAP GROWTH FUND
     September 30, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities--at value (Notes 1 and 3)  ..........  $321,681
 Receivables:
   Investment securities sold ..............................     2,027
   Fund shares sold ........................................       288
   Dividends and interest ..................................        42
                                                              --------
    Total assets  ..........................................   324,038
                                                              --------
LIABILITIES
 Payable to Fund shareholders  .............................     1,447
 Accrued shareholder servicing (Note 2)  ...................       112
 Payable for investment securities purchased  ..............        19
 Accrued management fee (Note 2)  ..........................         8
 Accrued distribution fee (Note 2)  ........................         6
 Accrued accounting services fee (Note 2)  .................         5
 Accrued service fee (Note 2)  .............................         2
 Other  ....................................................        44
                                                              --------
    Total liabilities  .....................................     1,643
                                                              --------
      Total net assets .....................................  $322,395
                                                              ========
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................  $    432
   Additional paid-in capital ..............................   483,795
 Accumulated undistributed loss:
   Accumulated undistributed net investment loss ...........    (3,768)
   Accumulated undistributed net realized loss on
    investment transactions  ...............................   (88,394)
   Net unrealized depreciation in value of investments .....   (69,670)
                                                              --------
    Net assets applicable to outstanding units
      of capital ...........................................  $322,395
                                                              ========
Net asset value per share (net assets divided by
 shares outstanding):
 Class A  ..................................................     $7.54
 Class B  ..................................................     $7.37
 Class C  ..................................................     $7.41
 Class Y  ..................................................     $8.12
Capital shares outstanding:
 Class A  ..................................................     1,735
 Class B  ..................................................       843
 Class C  ..................................................    37,320
 Class Y  ..................................................     3,285
Capital shares authorized ..................................   400,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     SMALL CAP GROWTH FUND
     For the Six Months Ended September 30, 2002
     (In Thousands)

INVESTMENT LOSS
 Income (Note 1B):
   Interest and amortization ...............................  $    527
   Dividends ...............................................       185
                                                              --------
    Total income  ..........................................       712
                                                              --------
 Expenses (Note 2):
   Investment management fee ...............................     1,725
   Distribution fee:
    Class A  ...............................................         2
    Class B  ...............................................        27
    Class C  ...............................................     1,315
    Class Y  ...............................................        42
   Shareholder servicing:
    Class A  ...............................................        27
    Class B  ...............................................        24
    Class C  ...............................................       617
    Class Y  ...............................................        26
   Service fee:
    Class A  ...............................................        17
    Class B  ...............................................         9
    Class C  ...............................................       438
   Accounting services fee .................................        34
   Custodian fees ..........................................        16
   Audit fees ..............................................        12
   Legal fees ..............................................         2
   Other ...................................................       140
                                                             ---------
    Total expenses  ........................................     4,473
                                                             ---------
      Net investment loss ..................................    (3,761)
                                                             ---------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
(NOTES 1 AND 3)
 Realized net loss on investments  .........................   (17,837)
 Unrealized depreciation in value of investments
   during the period .......................................  (118,909)
                                                             ---------
    Net loss on investments  ...............................  (136,746)
                                                             ---------
      Net decrease in net assets resulting from
       operations  ......................................... $(140,507)
                                                             =========

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     SMALL CAP GROWTH FUND
     (In Thousands)

                                         For the six For the fiscal
                                        months ended   year ended
                                       September 30,    March 31,
                                                2002         2002
                                         -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment loss ................... $  (3,761)     $(8,408)
   Realized net loss on
    investments  .........................   (17,837)     (51,517)
   Unrealized appreciation (depreciation)   (118,909)     111,638
                                            --------     --------
    Net increase (decrease) in net assets
      resulting from operations ..........  (140,507)      51,713
                                            --------     --------
 Distributions to shareholders from
   realized gains on investment
   transactions (Note 1E):(1)
   Class A ...............................       ---          ---
   Class B ...............................       ---          ---
   Class C ...............................       ---          ---
   Class Y ...............................       ---          ---
                                            --------     --------
                                                 ---          ---
                                            --------     --------
 Capital share transactions (Note 5)  ....   (43,647)     (34,621)
                                            --------     --------
   Total increase (decrease) .............  (184,154)      17,092
NET ASSETS
 Beginning of period  ....................   506,549      489,457
                                            --------     --------
 End of period  ..........................  $322,395     $506,549
                                            ========     ========
 Undistributed net investment loss  ......  $ (3,768)    $     (7)
                                            ========     ========

(1)  See "Financial Highlights" on pages 164 - 167.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     SMALL CAP GROWTH FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-3-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period $10.59         $ 9.43         $19.64
                     ------         ------         ------
Income (loss) from
 investment operations:
 Net investment
   loss ............  (0.07)         (0.59)         (0.02)
 Net realized and unrealized
   gain (loss) on
   investments .....  (2.98)          1.75          (4.74)
                     ------         ------         ------
Total from investment
 operations  .......  (3.05)          1.16          (4.76)
                     ------         ------         ------
Less distribution
 from capital gains   (0.00)         (0.00)         (5.45)
                     ------         ------         ------
Net asset value,
 end of period  .... $ 7.54         $10.59         $ 9.43
                     ======         ======         ======
Total return(2) .... -28.80%         12.30%        -28.30%
Net assets, end of
 period (in
 millions)  ........    $13            $16             $4
Ratio of expenses to
 average net assets    1.56%(3)       1.39%          1.49%(3)
Ratio of net investment
 income (loss) to average
 net assets  .......  -1.21%(3)      -0.93%         -0.39%(3)
Portfolio turnover
 rate  .............  17.85%         28.77%         47.85%(4)

(1)  Commencement of operations of the class.
(2) Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)  Annualized.
(4)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     SMALL CAP GROWTH FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-6-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period $10.40         $ 9.36         $19.26
                     ------         ------         ------
Income (loss) from
 investment operations:
 Net investment
   loss ............  (0.10)         (0.26)         (0.06)
 Net realized and
   unrealized gain (loss)
   on investments ..  (2.93)          1.30          (4.39)
                     ------         ------         ------
Total from investment
 operations  .......  (3.03)          1.04          (4.45)
                     ------         ------         ------
Less distribution
 from capital gains   (0.00)         (0.00)         (5.45)
                     ------         ------         ------
Net asset value,
 end of period  .... $ 7.37         $10.40         $ 9.36
                     ======         ======         ======
Total return ....... -29.14%         11.11%        -27.29%
Net assets, end of
 period (in
 millions)  ........     $6             $8             $5
Ratio of expenses to
 average net assets    2.62%(2)       2.43%          2.31%(2)
Ratio of net investment
 loss to average
 net assets  .......  -2.27%(2)      -1.94%         -1.18%(2)
Portfolio turnover
 rate  .............  17.85%         28.77%         47.85%(3)

(1)  Commencement of operations of the class.
(2)  Annualized.
(3)  For the fiscal year ended March 31, 2001.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     SMALL CAP GROWTH FUND(1)
     Class C Shares(2)
     For a Share of Capital Stock Outstanding Throughout Each
     Period:(3)
                    For the
                        six
                     months  For the fiscal year ended March 31,
                      ended -------------------------------------
                    9-30-02    2002   2001    2000   1999    1998
                     ------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $10.44  $ 9.38 $21.64  $14.74 $14.29  $ 9.08
                     ------  ------ ------  ------ ------  ------
Income (loss) from investment
 operations:
 Net investment
   loss ............  (0.09)  (0.16) (0.10)  (0.18) (0.11)  (0.13)
 Net realized and
   unrealized gain (loss)
   on investments ..  (2.94)   1.22  (6.71)  10.22   2.91    5.91
                     ------  ------ ------  ------ ------  ------
Total from investment
 operations  .......  (3.03)   1.06  (6.81)  10.04   2.80    5.78
                     ------  ------ ------  ------ ------  ------
Less distribution
 from capital gains   (0.00)  (0.00) (5.45)  (3.14) (2.35)  (0.57)
                     ------  ------ ------  ------ ------  ------
Net asset value,
 end of period  .... $ 7.41  $10.44 $ 9.38  $21.64 $14.74  $14.29
                     ======  ====== ======  ====== ======  ======
Total return ....... -29.02%  11.30%-35.17%  73.38% 21.61%  65.37%
Net assets, end of
 period (in
 millions)  ........   $276    $435   $459    $801   $425    $330
Ratio of expenses to
 average net assets     2.30%(4)2.20% 2.12%   2.11%  2.10%   2.13%
Ratio of net investment
 loss to average
 net assets  .......  -1.95%(4)-1.70%-0.81%  -0.90% -0.90%  -1.12%
Portfolio turnover
 rate  .............  17.85%  28.77% 47.85%  82.24% 51.41%  33.46%

(1) Small Cap Growth Fund (formerly Growth Fund) changed its name effective June 30, 2000.
(2)  See Note 5.
(3) Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
(4)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
   SMALL CAP GROWTH FUND(1)
   Class Y Shares
   For a Share of Capital Stock Outstanding Throughout Each Period:(2)
                    For the
                        six
                     months  For the fiscal year ended March 31,
                      ended -------------------------------------
                    9-30-02    2002   2001    2000   1999    1998
                     ------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ........... $11.39  $10.14 $22.65  $15.21 $14.55  $ 9.16
                     ------  ------ ------  ------ ------  ------
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...   0.00   (0.34) (0.20)  (0.15)  0.00   (0.03)
 Net realized and
   unrealized gain (loss)
   on investments ..  (3.27)   1.59  (6.86)  10.73   3.01    5.99
                     ------  ------ ------  ------ ------  ------
Total from investment
 operations  .......  (3.27)   1.25  (7.06)  10.58   3.01    5.96
                     ------  ------ ------  ------ ------  ------
Less distribution
 from capital gains   (0.00)  (0.00) (5.45)  (3.14) (2.35)  (0.57)
                     ------  ------ ------  ------ ------  ------
Net asset value,
 end of period  .... $ 8.12  $11.39 $10.14  $22.65 $15.21  $14.55
                     ======  ====== ======  ====== ======  ======
Total return ....... -28.71%  12.33%-34.67%  74.71% 22.73%  66.78%
Net assets, end of
 period (in
 millions)  ........    $27     $48    $21     $17     $8      $1
Ratio of expenses to
 average net assets    1.34%(3)1.31%  1.30%   1.30%  1.18%   1.30%
Ratio of net investment
 income (loss) to average
 net assets  .......  -0.99%(3)-0.83%-0.02%  -0.09%  0.08%  -0.30%
Portfolio turnover
 rate  .............  17.85%  28.77% 47.85%  82.24% 51.41%  33.46%

(1) Small Cap Growth Fund (formerly Growth Fund) changed its name effective June 30, 2000.
(2) Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
(3)  Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF TAX-MANAGED EQUITY FUND
-----------------------------------------------------------------
Tax-Managed Equity Fund

GOAL
To seek long-term growth of capital while minimizing taxable gains and income to shareholders.

Strategy
Invests primarily in a diversified portfolio of common stocks issued by large to medium sized U.S. and foreign companies. The Fund seeks stocks that are favorably priced in relation to their fundamental value and that will likely grow over time.

Founded
2000

Scheduled Dividend Frequency
Annually (December)

Performance Summary - Class A Shares

Per Share Data
For the Six Months Ended September 30, 2002
-------------------------------------------
Net asset value on
   9-30-02                      $ 5.51
   3-31-02                        6.43
                                ------
Change per share                $(0.92)
                                ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF TAX-MANAGED EQUITY FUND
-----------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 9-30-02    -16.91%      -11.84%         -16.29%       -12.80%
 5-year period
  ended 9-30-02      ---          ---             ---           ---
10-year period
  ended 9-30-02      ---          ---             ---           ---
Since inception
  of Class (F)     -25.24%      -23.25%         -25.63%       -24.60%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C) Performance data does not take into account the sales load deducted on an initial purchase.
(D) Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E) Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F) 6-30-00 for Class A shares and 7-13-00 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period             Class C(B)
------             ---------
 1-year period
  ended 9-30-02      -12.95%
 5-year period
  ended 9-30-02          ---
10-year period
  ended 9-30-02          ---
Since inception
  of Class (C)       -24.25%

(A) Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B) Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.
(C) 7-6-00 for Class C shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF TAX-MANAGED EQUITY FUND
-----------------------------------------------------------------
Portfolio Highlights

On September 30, 2002, Tax-Managed Equity Fund had net assets totaling $4,570,071 invested in a diversified portfolio of:

   88.24% Common Stock
   11.76% Cash and Cash Equivalents


As a shareholder of Tax-Managed Equity Fund, for every $100 you had invested on September 30, 2002, your Fund owned:

 $30.06  Health Care Stocks
  20.91  Technology Stocks
  11.76  Cash and Cash Equivalents
  11.04  Financial Services Stocks
   9.33  Energy Stocks
   7.44  Business Equipment and Services Stocks
   3.73  Retail Stocks
   3.31  Consumer Nondurables Stocks
   2.42  Miscellaneous Stocks

THE INVESTMENTS OF TAX-MANAGED EQUITY FUND
     September 30, 2002

                                              Shares        Value

COMMON STOCKS
Air Transportation - 1.82%
 Southwest Airlines Co.  .................     6,400   $   83,264
                                                       ----------

Aircraft - 9.58%
 Lockheed Martin Corporation  ............     3,400      219,878
 Northrop Grumman Corporation  ...........     1,050      130,242
 Raytheon Company  .......................     3,000       87,900
                                                       ----------
                                                          438,020
                                                       ----------

Banks - 0.58%
 Citigroup Inc.  .........................       900       26,685
                                                       ----------

Business Equipment and Services - 5.13%
 Accenture Ltd*  .........................     5,200       74,256
 KPMG Consulting, Inc.*  .................     6,000       38,520
 Weight Watchers International, Inc.*  ...     2,800      121,408
                                                       ----------
                                                          234,184
                                                       ----------

Communications Equipment - 1.26%
 Cisco Systems, Inc.*  ...................     4,100       42,968
 Nokia Corporation, Series A, ADR  .......     1,100       14,575
                                                       ----------
                                                           57,543
                                                       ----------

Computers -- Micro - 3.09%
 Dell Computer Corporation*  .............     6,000      141,030
                                                       ----------

Computers -- Peripherals - 5.63%
 EMC Corporation*  .......................    11,200       51,184
 Microsoft Corporation*  .................     4,100      179,293
 SAP Aktiengesellschaft, ADR  ............     2,400       27,000
                                                       ----------
                                                          257,477
                                                       ----------

Electronic Components - 0.97%
 Intel Corporation  ......................     3,200       44,400
                                                       ----------

Electronic Instruments - 0.38%
 Applied Materials, Inc.*  ...............     1,500       17,332
                                                       ----------

Farm Machinery - 0.60%
 Deere & Company  ........................       600       27,270
                                                       ----------

Food and Related - 1.02%
 American Italian Pasta Company, Class A*      1,300       46,397
                                                       ----------

Health Care -- Drugs - 17.96%
 Abbott Laboratories  ....................     1,100       44,440
 Alcon, Inc.*  ...........................     2,000       77,500
 Allergan, Inc.  .........................     2,500      136,000
 Forest Laboratories, Inc.*  .............     3,600      295,236
 King Pharmaceuticals, Inc.*  ............     6,500      118,105
 Pfizer Inc.  ............................     2,600       75,452
 Pharmacia Corporation  ..................     1,900       73,872
                                                       ----------
                                                          820,605
                                                       ----------

Health Care -- General - 1.54%
 Johnson & Johnson  ......................     1,300       70,304
                                                       ----------

Hospital Supply and Management - 10.56%
 Anthem, Inc.*  ..........................       500       32,500
 HCA - The Healthcare Company  ...........     2,500      119,025
 Laboratory Corporation of America Holdings*   3,800      128,364
 Province Healthcare Company*  ...........     1,900       32,585
 Tenet Healthcare Corporation*  ..........     2,100      103,950
 WellPoint Health Networks Inc.*  ........       900       65,970
                                                       ----------
                                                          482,394
                                                       ----------

Insurance -- Property and Casualty - 6.08%
 American International Group, Inc.  .....     2,800      153,160
 Berkshire Hathaway Inc., Class B*  ......        50      123,250
 Travelers Property Casualty Corp.*  .....        38          502
 Travelers Property Casualty Corp.,
   Class B* ..............................        79        1,069
                                                       ----------
                                                          277,981
                                                       ----------

Petroleum -- Canada - 1.43%
 Nabors Industries Ltd.*  ................     2,000       65,500
                                                       ----------

Petroleum -- Domestic - 6.71%
 Anadarko Petroleum Corporation  .........     1,900       84,626
 Apache Corporation  .....................     1,800      107,010
 Burlington Resources Inc.  ..............     1,600       61,376
 Patterson-UTI Energy, Inc.*  ............     2,100       53,613
                                                       ----------
                                                          306,625
                                                       ----------

Petroleum -- International - 1.19%
 Exxon Mobil Corporation  ................     1,700       54,230
                                                       ----------

Retail -- General Merchandise - 1.94%
 Wal-Mart Stores, Inc.  ..................     1,800       88,632
                                                       ----------

Retail -- Specialty Stores - 1.79%
 Blockbuster Inc., Class A  ..............     1,800       44,640
 Lowe's Companies, Inc.  .................       900       37,260
                                                       ----------
                                                           81,900
                                                       ----------

Security and Commodity Brokers - 4.38%
 Fannie Mae  .............................     1,000       59,540
 Freddie Mac  ............................     1,150       64,285
 Goldman Sachs Group, Inc. (The)  ........       500       33,015
 Merrill Lynch & Co., Inc.  ..............       700       23,065
 Morgan Stanley Dean Witter & Co.  .......       600       20,328
                                                       ----------
                                                          200,233
                                                       ----------

Timesharing and Software - 2.31%
 eBay Inc.*  .............................     2,000      105,670
                                                       ----------

Tobacco - 2.29%
 Philip Morris Companies Inc.  ...........     2,700      104,760
                                                       ----------

TOTAL COMMON STOCKS - 88.24%                           $4,032,436
 (Cost: $4,597,627)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals -- Petroleum and Inorganic - 3.06%
 du Pont (E.I.) de Nemours and Company,
   1.68487%, Master Note .................      $140      140,000
                                                       ----------

 Food and Related - 4.86%
 General Mills, Inc.,
   1.9606%, Master Note ..................       222      222,000
                                                       ----------

Total Commercial Paper - 7.92%                            362,000

Repurchase Agreement - 3.15%
 J.P. Morgan Securities Inc., 1.78% Repurchase
   Agreement dated 9-30-02, to be
   repurchased at $144,007 on 10-1-02(A)..       144      144,000
                                                       ----------

TOTAL SHORT-TERM SECURITIES - 11.07%                   $  506,000
 (Cost: $506,000)

TOTAL INVESTMENT SECURITIES - 99.31%                   $4,538,436
 (Cost: $5,103,627)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.69%          31,635

NET ASSETS - 100.00%                                   $4,570,071


Notes to Schedule of Investments

    *No income dividends were paid during the preceding 12 months.

(A) Collateralized by $147,000 United States Treasury Bill, 1.78% due 12-26-02; market value and accrued interest aggregate $146,461.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     TAX-MANAGED EQUITY FUND
     September 30, 2002
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities -- at value (Notes 1 and 3)  ........    $4,538
 Cash  .....................................................         1
 Receivables:
   Fund shares sold ........................................        38
   Dividends and interest ..................................         3
                                                                ------
    Total assets  ..........................................     4,580
                                                                ------
LIABILITIES
 Payable to Fund shareholders  .............................         4
 Accrued shareholder servicing (Note 2)  ...................         1
 Other  ....................................................         5
                                                                ------
    Total liabilities  .....................................        10
                                                                ------
      Total net assets .....................................    $4,570
                                                                ======
NET ASSETS
 $0.01 par value capital stock:
   Capital stock ...........................................    $    8
   Additional paid-in capital ..............................     7,960
 Accumulated undistributed loss:
   Accumulated undistributed net investment loss ...........       (37)
   Accumulated undistributed net realized loss on
    investment transactions  ...............................    (2,796)
   Net unrealized depreciation in value of investments .....      (565)
                                                                ------
    Net assets applicable to outstanding units
      of capital ...........................................    $4,570
                                                                ======
Net asset value per share (net assets divided by shares
 outstanding):
 Class A  ..................................................     $5.51
 Class B  ..................................................     $5.38
 Class C  ..................................................     $5.38
Capital shares outstanding:
 Class A  ..................................................       650
 Class B  ..................................................        50
 Class C  ..................................................       134
Capital shares authorized ..................................   400,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     TAX-MANAGED EQUITY FUND
     For the Six Months Ended September 30, 2002
     (In Thousands)

INVESTMENT LOSS
 Income (Note 1B):
   Dividends ...............................................     $  13
   Interest and amortization ...............................         9
                                                                 -----
    Total income  ..........................................        22
                                                                 -----
 Expenses (Note 2):
   Registration fees .......................................        27
   Investment management fee ...............................        17
   Audit fees ..............................................        10
   Service fee:
    Class A  ...............................................         5
    Class B  ...............................................       ---*
    Class C  ...............................................         1
   Shareholder servicing:
    Class A  ...............................................         3
    Class B  ...............................................       ---*
    Class C  ...............................................         2
   Custodian fees ..........................................         5
   Distribution fee:
    Class A  ...............................................       ---*
    Class B  ...............................................         1
    Class C  ...............................................         3
   Other ...................................................         2
                                                                 -----
   Total....................................................        76
    Less expenses in excess of voluntary waiver of
      investment management fee (Note 2) ...................       (17)
                                                                 -----
      Total expenses .......................................        59
                                                                 -----
       Net investment loss  ................................       (37)
                                                                 -----
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTES
1 AND 3)
 Realized net loss on investments  .........................      (115)
 Unrealized depreciation in value of investments
   during the period .......................................      (666)
                                                                 -----
    Net loss on investments  ...............................      (781)
                                                                 -----
      Net decrease in net assets resulting from
       operations  .........................................     $(818)
                                                                 =====

*Not shown due to rounding.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     TAX-MANAGED EQUITY FUND
     (In Thousands)

                                         For the six For the fiscal
                                        months ended   year ended
                                       September 30,    March 31,
                                                2002         2002
                                         -----------    ---------
DECREASE IN NET ASSETS
 Operations:
   Net investment loss ...................      $(37)     $   (70)
   Realized net loss on investments ......      (115)      (1,417)
   Unrealized appreciation (depreciation)       (666)         828
                                              ------       ------
    Net decrease in net assets resulting
      from operations ....................      (818)        (659)
                                              ------       ------
 Capital share transactions (Note 5)  ....      (261)         570
                                              ------       ------
   Total decrease ........................    (1,079)         (89)
NET ASSETS
 Beginning of period  ....................     5,649        5,738
                                              ------       ------
 End of period  ..........................    $4,570       $5,649
                                              ======       ======
 Undistributed net investment income (loss)   $  (37)      $  ---
                                              ======       ======


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     TAX-MANAGED EQUITY FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year        6-30-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $6.43          $7.19         $10.00
                      -----          -----         ------
Loss from investment
 operations:
 Net investment loss  (0.04)         (0.08)         (0.00)
 Net realized and unrealized
   loss on investments (0.88)        (0.68)         (2.81)
                      -----          -----         ------
Total from investment
 operations  .......  (0.92)         (0.76)         (2.81)
                      -----          -----         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (0.00)         (0.00)
                      -----          -----         ------
Total distributions   (0.00)         (0.00)         (0.00)
                      -----          -----         ------
Net asset value,
 end of period  ....  $5.51          $6.43         $ 7.19
                      =====          =====         ======
Total return(2) .... -14.31%        -10.57%        -28.10%
Net assets, end of period (in
 millions)  ........     $4             $4             $4
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   2.07%(3)       1.62%          1.27%(3)
Ratio of net investment
 loss to average net
 assets including
 voluntary expense
 waiver  ...........  -1.22%(3)      -0.92%         -0.09%(3)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   2.72%(3)       2.17%          1.80%(3)
Ratio of net investment
 loss to average net
 assets excluding
 voluntary expense
 waiver  ...........  -1.87%(3)      -1.46%         -0.62%(3)
Portfolio turnover rate 80.79%       95.60%         73.46%

(1)  Commencement of operations of the class.
(2) Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     TAX-MANAGED EQUITY FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year        7-13-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $6.31          $7.12         $10.06
                      -----          -----         ------
Loss from investment
 operations:
 Net investment
   loss ............  (0.07)         (0.13)         (0.05)
 Net realized and unrealized
   loss on investments (0.86)        (0.68)         (2.89)
                      -----          -----         ------
Total from investment
 operations  .......  (0.93)         (0.81)         (2.94)
                      -----          -----         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (0.00)         (0.00)
                      -----          -----         ------
Total distributions   (0.00)         (0.00)         (0.00)
                      -----          -----         ------
Net asset value,
 end of period  ....  $5.38          $6.31         $ 7.12
                      =====          =====         ======
Total return ....... -14.74%        -11.38%        -29.22%
Net assets, end of period
 (000 omitted)  ....   $269           $358           $296
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   2.98%(2)       2.56%          2.45%(2)
Ratio of net investment
 loss to average net
 assets including
 voluntary expense
 waiver  ...........  -2.13%(2)      -1.86%         -1.74%(2)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   3.63%(2)       3.42%          3.48%(2)
Ratio of net investment
 loss to average net
 assets excluding
 voluntary expense
 waiver  ...........  -2.78%(2)      -2.71%         -2.77%(2)
Portfolio turnover
 rate  .............  80.79%         95.60%         73.46%

(1)  Commencement of operations of the class.
(2)  Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     TAX-MANAGED EQUITY FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the
                     For the        For the        period
                       six          fiscal          from
                     months          year         7-6-00(1)
                      ended          ended           to
                     9-30-02        3-31-02        3-31-01
                     -------        -------        -------
Net asset value,
 beginning of period  $6.32          $7.13         $10.01
                      -----          -----         ------
Loss from investment
 operations:
 Net investment loss  (0.07)         (0.19)         (0.06)
 Net realized and unrealized
   loss on investments (0.87)        (0.62)         (2.82)
                      -----          -----         ------
Total from investment
 operations  .......  (0.94)         (0.81)         (2.88)
                      -----          -----         ------
Less distributions:
 From net investment
   income ..........  (0.00)         (0.00)         (0.00)
 From capital gains   (0.00)         (0.00)         (0.00)
                      -----          -----         ------
Total distributions   (0.00)         (0.00)         (0.00)
                      -----          -----         ------
Net asset value,
 end of period  ....  $5.38          $6.32         $ 7.13
                      =====          =====         ======
Total return ....... -14.87%        -11.36%        -28.77%
Net assets, end of period
(000 omitted) ......   $719           $865             $2
Ratio of expenses to
 average net assets
 including voluntary
 expense waiver  ...   3.20%(2)       2.76%          2.35%(2)
Ratio of net investment
 loss to average net
 assets including
 voluntary expense
 waiver  ...........  -2.35%(2)      -2.07%         -1.52%(2)
Ratio of expenses to
 average net assets
 excluding voluntary
 expense waiver  ...   3.85%(2)       3.69%          3.34%(2)
Ratio of net investment
 loss to average net
 assets excluding
 voluntary expense
 waiver  ...........  -3.00%(2)      -2.99%         -2.50%(2)
Portfolio turnover rate 80.79%       95.60%         73.46%

(1)  Commencement of operations of the class.
(2)  Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     September 30, 2002

Note 1 - Significant Accounting Policies

W&R Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues twelve series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon
     as the Fund is informed of the ex-dividend date.   Interest income is
     recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Forward foreign currency exchange contracts -- A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Corporation's financial statements. Gains or losses are realized by the Corporation at the time the forward contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Corporation uses forward contracts to attempt to reduce the overall risk of its investments.

E. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

     F.Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

G.  Options -- See Note 6 -- Options

H.  Futures -- See Note 7 -- Futures.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Corporation's investment manager. WRIMCO provides advice and supervises investments for which services it is paid a fee. The fee is payable by each Fund at the following annual rates:

                                                              Annual
     Fund                     Net Assets Breakpoints          Rate
     ------------------------------------------------------------
     W&R Asset
       Strategy Fund      Up to $1 Billion                  .700%
                          Over $1 Billion up to
                            $2 Billion                      .650%
                          Over $2 Billion up to
                            $3 Billion                      .600%
                          Over $3 Billion                   .550%

     W&R Core Equity Fund Up to $1 Billion                  .700%
                          Over $1 Billion up to
                            $2 Billion                      .650%
                          Over $2 Billion up to
                            $3 Billion                      .600%
                          Over $3 Billion                   .550%

     W&R High
       Income Fund        Up to $500 Million                .625%
                          Over $500 Million up to
                            $1 Billion                      .600%
                          Over $1 Billion up to
                            $1.5 Billion                    .550%
                          Over $1.5 Billion                 .500%

     W&R International    Up to $1 Billion                  .850%
      Growth Fund         Over $1 Billion up to
                            $2 Billion                      .830%
                          Over $2 Billion up to
                            $3 Billion                      .800%
                          Over $3 Billion                   .760%

     W&R Large Cap Growth Up to $1 Billion                  .700%
      Fund                Over $1 Billion up to
                            $2 Billion                      .650%
                          Over $2 Billion up to
                            $3 Billion                      .600%
                          Over $3 Billion                   .550%

     W&R Limited-Term     Up to $500 Million                .500%
      Bond Fund           Over $500 Million up to
                            $1 Billion                      .450%
                          Over $1 Billion up to
                            $1.5 Billion                    .400%
                          Over $1.5 Billion                 .350%

     W&R Mid Cap Growth   Up to $1 Billion                  .850%
      Fund                Over $1 Billion up to
                            $2 Billion                      .830%
                          Over $2 Billion up to
                            $3 Billion                      .800%
                          Over $3 Billion                   .760%

     W&R Money Market
       Fund               All levels                        .400%

     W&R Municipal Bond
       Fund               Up to $500 Million                .525%
                          Over $500 Million up to
                            $1 Billion                      .500%
                          Over $1 Billion up to
                            $1.5 Billion                    .450%
                          Over $1.5 Billion                 .400%

     W&R Science and      Up to $1 Billion                  .850%
      Technology Fund     Over $1 Billion up to
                            $2 Billion                      .830%
                          Over $2 Billion up to
                            $3 Billion                      .800%
                          Over $3 Billion                   .760%

     W&R Small Cap Growth Up to $1 Billion                  .850%
      Fund                Over $1 Billion up to
                            $2 Billion                      .830%
                          Over $2 Billion up to
                            $3 Billion                      .800%
                          Over $3 Billion                   .760%

     W&R Tax-Managed      Up to $1 Billion                  .650%
      Equity Fund         Over $1 Billion up to
                            $2 Billion                      .600%
                          Over $2 Billion up to
                            $3 Billion                      .550%
                          Over $3 Billion                   .500%

The fee is accrued and paid daily. However, WRIMCO has agreed to waive a Fund's management fee on any day that the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver. During the period ended September 30, 2002, WRIMCO voluntarily waived its fee as shown in the following table:

          High Income Fund .............   $65,788
          Large Cap Growth Fund ........    42,418
          Mid Cap Growth Fund ..........    77,280
          Money Market Fund ............    38,477
          Tax-Managed Equity Fund ......    16,664

Each Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of the incremental cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation and also certain security-related personnel and facilities costs.

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Corporation, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each of the Funds pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee

        Average Net Asset Level           Annual Fee Rate
             (in millions)                 for Each Level
        -----------------------           ---------------

          From  $    0 to $   10          $      0
          From  $   10 to $   25          $ 11,000
          From  $   25 to $   50          $ 22,000
          From  $   50 to $  100          $ 33,000
          From  $  100 to $  200          $ 44,000
          From  $  200 to $  350          $ 55,000
          From  $  350 to $  550          $ 66,000
          From  $  550 to $  750          $ 77,000
          From  $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, each Fund pays the Agent a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month: Asset Strategy Fund pays the Agent a monthly fee of $1.5792; High Income Fund, Limited-Term Bond Fund and Municipal Bond Fund each pay the Agent a monthly fee of $1.6958; and Core Equity Fund, International Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Science and Technology Fund, Small Cap Growth Fund and Tax-Managed Equity Fund each pay the Agent a monthly fee of $1.5042. Money Market Fund pays the Agent a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. Prior to December 1, 2001, the monthly fee was as follows: Asset Strategy Fund - $1.4125; High Income Fund, Limited-Term Bond Fund and Municipal Bond Fund - $1.6125; and Core Equity Fund, International Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Science and Technology Fund, Small Cap Growth Fund and Tax-Managed Equity Fund - $1.3375. For Class Y shares, each Fund pays the Agent a monthly fee equal to one-twelfth of .15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A shares and is paid to W&R. During the period ended September 30, 2002, W&R received the following amounts in gross sales commissions and deferred sales charges:

                                                 CDSC
                           Gross Sales  -------------------------
                           Commissions Class A  Class B   Class C
     Asset Strategy Fund....  $ 17,862   $---  $2,103      $  991
     Core Equity Fund ......    31,642    ---   4,598       3,047
     High Income Fund ......    25,524    ---     664         230
     International Growth Fund  12,215    ---   1,178         516
     Large Cap Growth Fund..    34,213    ---   2,509         275
     Limited-Term Bond Fund.   164,787    ---   4,040         501
     Mid Cap Growth Fund ...    35,963    ---   2,004         398
     Money Market Fund .....       ---    ---   3,873       1,051
     Municipal Bond Fund....     3,195    ---     ---         381
     Science and Technology
       Fund ................    26,895    ---   2,800       2,046
     Small Cap Growth Fund..    80,539    ---   6,427        4283
     Tax-Managed Equity Fund     8,802    ---     581          21

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the period ended September 30, 2002, W&R paid the following amounts:

     Asset Strategy Fund................  $ 25,328
     Core Equity Fund...................    61,577
     High Income Fund...................    20,692
     International Growth Fund..........    18,711
     Large Cap Growth Fund..............    27,624
     Limited-Term Bond Fund.............   135,032
     Mid Cap Growth Fund................    26,782
     Money Market Fund..................       ---
     Municipal Bond Fund................     6,245
     Science and Technology Fund........    43,186
     Small Cap Growth Fund..............   105,933
     Tax-Managed Equity Fund............     6,127

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B shares and Class C shares, respectively, each Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of a Fund's average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.

Under the Class Y Plan, each Fund may pay W&R a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate W&R for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintaining Class Y shareholder accounts.

The Corporation paid Directors' fees of $24,851, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

Investment securities transactions for the period ended September 30, 2002 are summarized as follows:
                                   Asset           Core           High
                                Strategy         Equity         Income
                                    Fund           Fund           Fund
                             -----------     ----------    -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ............... $16,828,798   $ 52,109,925   $  6,480,678
Purchases of bullion .......   2,650,673            ---            ---
Purchases of U.S. Government
 securities  ...............  24,876,523            ---            ---
Purchases of short-term
 securities  ...............  77,574,117    808,122,419    139,821,139
Purchases of options .......   1,936,263            ---            ---
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  ....  12,813,068    106,397,809      4,240,156
Proceeds from sales
 of bullion  ...............     602,870            ---            ---
Proceeds from maturities
 and sales of U.S.
 Government securities  ....  23,848,697            ---            ---
Proceeds from maturities
 and sales of short-term
 securities  ...............  75,548,063    802,200,961    139,120,328
Proceeds from options ......   2,059,466            ---            ---

                           International      Large Cap       Limited-
                                  Growth         Growth      Term Bond
                                    Fund           Fund           Fund
                             -----------     ----------    -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ...............$ 40,045,355    $ 8,207,774    $17,677,740
Purchases of U.S. Government
 securities  ...............         ---            ---     12,316,894
Purchases of short-term
 securities  ............... 375,280,471     69,229,963     74,632,565
Purchases of options .......         ---         81,608            ---
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  ....  47,386,053      7,802,141      5,504,549
Proceeds from maturities
 and sales of U.S.
 Government securities  ....         ---            ---      2,761,807
Proceeds from maturities
 and sales of short-term
 securities  ............... 377,587,450     71,639,000     68,385,401
Proceeds from options ......         ---            ---            ---

                                 Mid Cap      Municipal    Science and
                                  Growth           Bond     Technology
                                    Fund           Fund           Fund
                             -----------     ----------     ----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ...............$  5,096,363    $ 6,584,798   $ 26,491,978
Purchases of U.S. Government
 securities  ...............         ---            ---            ---
Purchases of short-term
 securities  ............... 156,018,556     10,030,000    882,554,751
Purchases of options .......      51,502            ---      1,445,524
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  ....   3,396,321      6,942,007     44,390,353
Proceeds from maturities
 and sales of U.S.
 Government securities  ....         ---            ---            ---
Proceeds from maturities
 and sales of short-term
 securities  ............... 158,125,000      9,316,000    874,348,000
Proceeds from options ......     156,276            ---      2,946,057

                               Small Cap    Tax-Managed
                                  Growth         Equity
                                    Fund           Fund
                             -----------     ----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities  ...............$   63,879,753  $ 3,936,480
Purchases of U.S. Government
 securities  ...............         ---            ---
Purchases of short-term
 securities  ...............1,108,815,534    59,502,350
Purchases of options .......         ---            ---
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  ....  82,041,426      3,357,740
Proceeds from maturities
 and sales of U.S.
 Government securities  ....         ---            ---
Proceeds from maturities
 and sales of short-term
 securities  ...............1,133,551,796    60,609,000
Proceeds from options ......         ---            ---

For Federal income tax purposes, cost of investments owned at September 30, 2002 and the related unrealized appreciation (depreciation) were as follows:

                                                             Aggregate
                                                          Appreciation
                            Cost AppreciationDepreciation(Depreciation)
                     ----------- -------------------------------------
Asset Strategy Fund ..$ 59,270,022$ 1,659,002 $ 1,856,440  $ (197,438)
Core Equity Fund .....222,242,827  41,790,035  32,954,589   8,835,446
High Income Fund .....21,811,844      535,349   1,097,205    (561,856)
International Growth
 Fund   ..............76,011,159   2,303,219   11,454,016 (9,150,797)
Large Cap Growth Fund 23,389,487      829,064   3,903,880  (3,074,816)
Limited-Term Bond
  Fund ..............55,647,478   1,520,234      33,271  1,486,963
Mid Cap Growth Fund ..19,426,098      370,952   4,879,920  (4,508,968)
Money Market Fund ....23,091,407          ---         ---         ---
Municipal Bond Fund ..27,489,461    1,431,970      60,187   1,371,783
Science and Technology
 Fund   .............112,992,253   6,531,328   29,370,313 (22,838,985)
Small Cap Growth Fund 395,246,884  43,393,280 116,958,730 (73,565,450)
Tax-Managed Equity
 Fund                   5,119,968     260,275      841,807  (581,532)

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended March 31, 2002 and the related Capital Loss Carryover and Post-October activity were as follows:

                                        Asset       Core          High
                                     Strategy     Equity        Income
                                         Fund       Fund          Fund
                                 -------------------------------------
Net ordinary income ............    $ 942,445       $ ---  $ 1,595,664
Distributed ordinary income ....      867,328         ---    1,565,160
Undistributed ordinary income ..       75,117         ---       30,504

Realized long term capital gains          ---         ---          ---
Distributed long term capital gains       ---         ---          ---
Undistributed long term capital gains     ---         ---          ---

Capital loss carryover .........    2,923,843  28,691,576    1,271,702

Post-October losses deferred ...      514,205   8,186,117       79,881

                                International  Large Cap      Limited-
                                       Growth     Growth     Term Bond
                                         Fund       Fund          Fund
                                 -------------------------------------
Net ordinary income ............        $ ---       $ ---  $ 1,005,440
Distributed ordinary income ....          ---         ---      991,645
Undistributed ordinary income ..          ---         ---       13,795

Realized long term capital gains          ---         ---          ---
Distributed long term capital gains       ---         ---          ---
Undistributed long term capital gains     ---         ---          ---

Capital loss carryover .........   31,762,625   7,188,151          ---

Post-October losses deferred ...    9,029,721   2,056,060       17,620

                                      Mid Cap      Money     Municipal
                                       Growth     Market          Bond
                                         Fund       Fund          Fund
                                 -------------------------------------
Net ordinary income ............      $ 5,580   $ 270,865    $ 944,160
Distributed ordinary income ....        3,179     269,385      932,874
Undistributed ordinary income ..        2,401       1,480       11,286

Realized long term capital gains          ---         ---          ---
Distributed long term capital gains       ---         ---          ---
Undistributed long term capital gains     ---         ---          ---

Capital loss carryover .........    2,752,716         ---      230,753

Post-October losses deferred ...      976,024         ---       82,079

                                  Science and  Small Cap   Tax-Managed
                                   Technology     Growth        Equity
                                         Fund       Fund          Fund
                                 -------------------------------------
Net ordinary income ............        $ ---       $ ---        $ ---
Distributed ordinary income ....          ---         ---          ---
Undistributed ordinary income ..          ---         ---          ---

Realized long term capital gains          ---         ---          ---
Distributed long term capital gains       ---         ---          ---
Undistributed long term capital gains     ---         ---          ---

Capital loss carryover .........   21,421,176  60,539,358    1,914,377

Post-October losses deferred ...    1,946,612   6,121,311      671,390


Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

                           Asset         Core       High International
                        Strategy       Equity     Income        Growth
                            Fund         Fund       Fund          Fund
                     ----------- -------------------------------------
March 31, 2007 .......      $---         $---    $501,692         $---
March 31, 2008 .......       ---          ---     472,930          ---
March 31, 2009 .......       ---          ---   2,581,600          ---
March 31, 2010 ....... 2,923,843   28,691,576   1,271,702   31,762,625
                      __________  ___________  __________  ___________
Total carryover ......$2,923,843  $28,691,576  $4,827,924  $31,762,625
                      ==========  ===========  ==========  ===========

                       Large Cap     Limited-    Mid Cap     Municipal
                          Growth    Term Bond     Growth          Bond
                            Fund         Fund       Fund          Fund
                     ----------- -------------------------------------
March 31, 2007 .......      $---      $72,427        $---         $---
March 31, 2008 .......       ---       64,500         ---          ---
March 31, 2009 .......       ---      159,953         ---      519,288
March 31, 2010 ....... 7,188,151          ---   2,752,716      230,753
                      __________     ________  __________  ___________
Total carryover ......$7,188,151     $296,880  $2,752,716     $750,041
                      ==========     ========  ==========  ===========

                                  Science and  Small Cap   Tax-Managed
                                   Technology     Growth        Equity
                                         Fund       Fund          Fund
                                 -------------------------------------
March 31, 2009 .......                   $---        $---      $59,107
March 31, 2010 .......             21,421,176  60,539,358    1,914,377
                                  ___________ ___________  ___________
Total carryover ......            $21,421,176 $60,539,358   $1,973,484
                                  =========== ===========  ===========

NOTE 5 -- Multiclass Operations

Each Fund within the Corporation (other than Money Market Fund which offers only Class A, Class B and Class C shares) currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectuses and the Statement of Additional Information for the Corporation.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Class B shares were combined with Class C shares effective March 24, 2000 and were redesignated Class C shares.

Transactions in capital stock for the fiscal period ended September 30, 2002 are summarized below. Amounts are in thousands.

                              Asset          Core          High
                           Strategy        Equity        Income
                               Fund          Fund          Fund
                        -----------    ----------   -----------
Shares issued from sale
  of shares:
 Class A  ............          253           223           265
 Class B  ............           53           127            34
 Class C  ............          917         1,208           419
 Class Y  ............           13            31             9
Shares issued from
 reinvestment of dividends:
 Class A  ............            3           ---            11
 Class B  ............            1           ---             4
 Class C  ............           13           ---            76
 Class Y  ............            1           ---           ---*
Shares redeemed:
 Class A  ............          (34)         (284)          (68)
 Class B  ............          (18)         (123)          (22)
 Class C  ............         (655)       (6,766)         (331)
 Class Y  ............           (7)          (55)          (13)
                                ---         -----           ---
Increase (decrease) in
 outstanding capital shares
                                540        (5,639)          384
                                ===         =====           ===
Value issued from sale
 of shares:
 Class A  ............      $ 2,850        $1,703        $2,157
 Class B  ............          597           981           281
 Class C  ............       10,331         9,092         3,374
 Class Y  ............          144           246            77
Value issued from reinvestment
 of dividends:
 Class A  ............           34           ---            90
 Class B  ............            7           ---            30
 Class C  ............          146           ---           613
 Class Y  ............            5           ---             2
Value redeemed:
 Class A  ............         (380)       (2,142)         (544)
 Class B  ............         (199)         (907)         (186)
 Class C  ............       (7,349)      (49,965)       (2,671)
 Class Y  ............          (84)         (452)         (105)
                            -------      --------        ------
Increase (decrease) in
 outstanding capital        $ 6,102      $(41,444)       $3,118
                            =======      ========        ======
*Not shown due to rounding.

                      International     Large Cap      Limited-
                             Growth        Growth     Term Bond
                               Fund          Fund          Fund
                        -----------    ----------   -----------
Shares issued from sale
  of shares:
 Class A  ............        3,312           345         4,321
 Class B  ............           32            51           231
 Class C  ............          396           132           966
 Class Y  ............        4,099             8            47
Shares issued from
 reinvestment of dividends:
 Class A  ............          ---           ---            24
 Class B  ............          ---           ---             3
 Class C  ............          ---           ---            33
 Class Y  ............          ---           ---             2
Shares redeemed:
 Class A  ............       (3,287)         (481)       (2,540)
 Class B  ............          (21)          (53)          (39)
 Class C  ............       (1,122)         (221)         (404)
 Class Y  ............       (4,056)           (4)          (12)
                              -----           ---         -----
Increase (decrease) in
 outstanding capital shares    (647)         (223)        2,632
                              =====           ===         =====
Value issued from sale
 of shares:
 Class A  ............      $29,021       $ 2,686       $44,496
 Class B  ............          286           396         2,381
 Class C  ............        3,582         1,032         9,953
 Class Y  ............       38,980            65           487
Value issued from reinvestment
 of dividends:
 Class A  ............          ---           ---           247
 Class B  ............          ---           ---            36
 Class C  ............          ---           ---           344
 Class Y  ............          ---           ---            20
Value redeemed:
 Class A  ............      (29,138)       (3,801)      (26,170)
 Class B  ............         (189)         (406)         (402)
 Class C  ............      (10,158)       (1,739)       (4,164)
 Class Y  ............      (38,820)          (33)         (127)
                            -------       -------       -------
Increase (decrease)
 in outstanding capital     $(6,436)      $(1,800)      $27,101
                            =======       =======       =======

                            Mid Cap         Money     Municipal
                             Growth        Market          Bond
                               Fund          Fund          Fund
                        -----------    ----------    ----------
Shares issued from sale
  of shares:
 Class A  ............          224        16,209           179
 Class B  ............           37           343            29
 Class C  ............           92         7,231           160
 Class Y  ............           41           n/a           ---
Shares issued from
 reinvestment of dividends:
 Class A  ............          ---            69             3
 Class B  ............          ---             1           ---*
 Class C  ............          ---            11            33
 Class Y  ............          ---           n/a           ---*
Shares redeemed:
 Class A  ............         (242)       (8,693)          (74)
 Class B  ............          (32)         (152)          ---*
 Class C  ............         (120)       (5,782)         (205)
 Class Y  ............         (45)           n/a           ---
                                ---        ------           ---
Increase (decrease) in
 outstanding capital shares     (45)        9,237           125
                               ====        ======           ===
Value issued from sale
 of shares:
 Class A  ............       $1,674       $16,209        $1,983
 Class B  ............          278           343           315
 Class C  ............          718         7,231         1,743
 Class Y  ............          296           n/a           ---
Value issued from reinvestment
 of dividends:
 Class A  ............          ---            69            37
 Class B  ............          ---             1             4
 Class C  ............          ---            11           354
 Class Y  ............          ---           n/a           ---*
Value redeemed:
 Class A  ............       (1,790)       (8,693)         (828)
 Class B  ............         (239)         (152)          ---*
 Class C  ............         (884)       (5,782)       (2,227)
 Class Y  ............         (327)          n/a           ---
                             ------       -------        ------
Increase (decrease) in
 outstanding capital         $ (274)      $ 9,237        $1,381
                             ======       =======        ======
*Not shown due to rounding.

                        Science and     Small Cap   Tax-Managed
                         Technology        Growth        Equity
                               Fund          Fund          Fund
                        -----------    ----------    ----------
Shares issued from sale
  of shares:
 Class A  ............          187           592            43
 Class B  ............           54           182             1
 Class C  ............          351         1,502            10
 Class Y  ............           78         8,926           ---
Shares issued from
 reinvestment of dividends:
 Class A  ............          ---           ---           ---
 Class B  ............          ---           ---           ---
 Class C  ............          ---           ---           ---
 Class Y  ............          ---           ---           ---
Shares redeemed:
 Class A  ............         (196)         (356)          (81)
 Class B  ............          (28)         (108)           (8)
 Class C  ............         (992)       (5,820)          (13)
 Class Y  ............          (65)       (9,870)          ---
                                ---         -----            --
Increase (decrease) in
 outstanding capital
 shares  .............         (611)       (4,952)          (48)
                                ===         =====            ==
Value issued from sale
 of shares:
 Class A  ............      $ 2,861      $  5,361         $ 262
 Class B  ............          826         1,607             6
 Class C  ............        5,358        13,196            59
 Class Y  ............        1,212        85,828           ---
Value issued from reinvestment
 of dividends:
 Class A  ............          ---           ---           ---
 Class B  ............          ---           ---           ---
 Class C  ............          ---           ---           ---
 Class Y  ............          ---           ---           ---
Value redeemed:
 Class A  ............       (2,980)       (3,007)         (466)
 Class B  ............         (414)         (872)          (45)
 Class C  ............      (15,118)      (49,804)          (77)
 Class Y  ............       (1,007)      (95,956)          ---
                            -------      --------         -----
Increase (decrease) in
 outstanding capital        $(9,262)     $(43,647)        $(261)
                            =======      ========         =====

Transactions in capital stock for the fiscal year ended March 31, 2002 are summarized below. Amounts are in thousands.

                              Asset          Core          High
                           Strategy        Equity        Income
                               Fund          Fund          Fund
                        -----------    ----------   -----------
Shares issued from sale
  of shares:
 Class A  ............          278           932           216
 Class B  ............          123           343            54
 Class C  ............          807         3,045           371
 Class Y  ............           17           215            11
Shares issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............           13            28            10
 Class B  ............            8            23             7
 Class C  ............          154         1,474           164
 Class Y  ............            2            12           ---*
Shares redeemed:
 Class A  ............         (135)         (335)          (54)
 Class B  ............          (62)         (145)          (28)
 Class C  ............       (1,340)      (10,459)         (661)
 Class Y  ............          (10)          (91)           (5)
                              -----        ------           ---
Increase (decrease) in
 outstanding capital shares
                               (145)       (4,958)           85
                              =====        ======           ===
Value issued from sale
 of shares:
 Class A  ............      $ 3,215      $  8,461        $1,820
 Class B  ............        1,438         3,155           458
 Class C  ............        9,437        27,796         3,139
 Class Y  ............          195         2,087            93
Value issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............          152           243            83
 Class B  ............           86           196            56
 Class C  ............        1,728        12,760         1,380
 Class Y  ............           26           111             2
Value redeemed:
 Class A  ............       (1,530)       (2,990)         (456)
 Class B  ............         (717)       (1,284)         (236)
 Class C  ............      (15,529)      (94,385)       (5,563)
 Class Y  ............         (109)         (864)          (43)
                            -------      --------        ------
Increase (decrease) in
 outstanding capital        $(1,608)     $(44,714)       $  733
                            =======      ========        ======
*Not shown due to rounding.

                      International     Large Cap      Limited-
                             Growth        Growth     Term Bond
                               Fund          Fund          Fund
                        -----------    ----------   -----------
Shares issued from sale
  of shares:
 Class A  ............          647         1,094           664
 Class B  ............           92           106           116
 Class C  ............          519           406           796
 Class Y  ............        1,834           171            15
Shares issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............            2           ---            11
 Class B  ............            1           ---             3
 Class C  ............           26           ---            74
 Class Y  ............            2           ---             8
Shares redeemed:
 Class A  ............         (426)         (965)        (124)
 Class B  ............          (45)          (92)         (21)
 Class C  ............       (3,137)         (390)        (639)
 Class Y  ............       (1,560)         (117)        (115)
                              -----           ---           ---
Increase (decrease) in
 outstanding capital shares  (2,045)          213           788
                              =====           ===           ===
Value issued from sale
 of shares:
 Class A  ............     $  6,829        $9,985        $6,852
 Class B  ............          979           968         1,191
 Class C  ............        5,559         3,717         8,205
 Class Y  ............       19,389         1,580           151
Value issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............           20           ---           115
 Class B  ............            6           ---            31
 Class C  ............          258           ---           756
 Class Y  ............           19           ---            84
Value redeemed:
 Class A  ............       (4,428)       (8,924)      (1,275)
 Class B  ............         (461)         (821)        (220)
 Class C  ............      (32,705)       (3,504)      (6,573)
 Class Y  ............      (16,524)       (1,067)      (1,179)
                           --------        ------        ------
Increase (decrease)
 in outstanding capital    $(21,059)       $1,934        $8,138
                           ========        ======        ======

                            Mid Cap         Money     Municipal
                             Growth        Market          Bond
                               Fund          Fund          Fund
                        -----------    ----------    ----------
Shares issued from sale
  of shares:
 Class A  ............          883         6,770           141
 Class B  ............           98         1,094             8
 Class C  ............          314        18,256           222
 Class Y  ............          150           n/a           ---
Shares issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............            8           128             6
 Class B  ............          ---             7           ---*
 Class C  ............          ---           129            71
 Class Y  ............          ---*          n/a           ---*
Shares redeemed:
 Class A  ............         (507)       (6,390)         (63)
 Class B  ............          (60)         (954)          (1)
 Class C  ............         (232)      (21,219)        (455)
 Class Y  ............         (122)          n/a           ---
                                ---        ------           ---
Increase (decrease) in
 outstanding capital shares     532        (2,179)          (71)
                                ===        ======           ===
Value issued from sale
 of shares:
 Class A  ............       $7,968       $ 6,770        $1,516
 Class B  ............          881         1,094            87
 Class C  ............        2,828        18,256         2,389
 Class Y  ............        1,337           n/a           ---
Value issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............           75           128            61
 Class B  ............          ---             7             2
 Class C  ............          ---           129           758
 Class Y  ............            3           n/a           ---*
Value redeemed:
 Class A  ............       (4,559)       (6,390)        (680)
 Class B  ............         (529)         (954)          (6)
 Class C  ............       (2,047)      (21,219)      (4,875)
 Class Y  ............       (1,046)          n/a           ---
                             ------       -------        ------
Increase (decrease) in
 outstanding capital         $4,911       $(2,179)       $ (748)
                             ======       =======        ======
*Not shown due to rounding.

                        Science and     Small Cap   Tax-Managed
                         Technology        Growth        Equity
                               Fund          Fund          Fund
                        -----------    ----------    ----------
Shares issued from sale
  of shares:
 Class A  ............          566         5,892           248
 Class B  ............          129           396            26
 Class C  ............          720         3,337            63
 Class Y  ............          141        24,633           ---
Shares issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............          ---*          ---           ---
 Class B  ............          ---*          ---           ---
 Class C  ............            7           ---           ---
 Class Y  ............          ---*          ---           ---
Shares redeemed:
 Class A  ............         (224)       (4,819)          (80)
 Class B  ............          (66)         (158)          (11)
 Class C  ............       (2,030)      (10,698)         (164)
 Class Y  ............          (58)      (22,478)          ---
                              -----        ------           ---
Increase (decrease) in
 outstanding capital
 shares  .............         (815)       (3,895)           82
                              =====        ======           ===
Value issued from sale
 of shares:
 Class A  ............     $ 10,531      $ 59,708        $1,672
 Class B  ............        2,365         4,011           181
 Class C  ............       13,288        33,660           441
 Class Y  ............        2,655       273,657           ---
Value issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............           11           ---           ---
 Class B  ............            4           ---           ---
 Class C  ............          129           ---           ---
 Class Y  ............            3           ---           ---
Value redeemed:
 Class A  ............       (4,148)      (49,068)         (540)
 Class B  ............       (1,191)       (1,578)          (77)
 Class C  ............      (36,830)     (106,518)       (1,107)
 Class Y  ............       (1,108)     (248,493)          ---
                           --------      --------         -----
Increase (decrease) in
 outstanding capital       $(14,291)     $(34,621)        $ 570
                           ========      ========         =====
*Not shown due to rounding.

NOTE 6 -- Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a written put is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Asset Strategy Fund, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       March 31, 2002                135     $   48,515
     Options written               4,018      1,064,485
     Options terminated
       in closing purchase
       transactions               (4,005)    (1,093,884)
     Options exercised               ---            ---
     Options expired                 ---            ---
                                   -----     ----------
     Outstanding at
       September 30, 2002            148     $   19,116
                                   =====     ==========

For Asset Strategy Fund, transactions in put options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       March 31, 2002                ---       $    ---
     Options written                 516        100,756
     Options terminated
       in closing purchase
       transactions                  (25)        (3,800)
     Options exercised               ---            ---
     Options expired                 ---            ---
                                    ----       --------
     Outstanding at
       September 30, 2002            491       $ 96,956
                                    ====       ========

For Mid Cap Growth Fund, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       March 31, 2002                137       $ 25,049
     Options written                 690        111,002
     Options terminated
       in closing purchase
       transactions                 (256)       (48,251)
     Options exercised               ---            ---
     Options expired                (245)       (32,816)
                                    ----       --------
     Outstanding at
       September 30, 2002            326       $ 54,984
                                    ====       ========

For Mid Cap Growth Fund, transactions in put options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       March 31, 2002                ---        $   ---
     Options written                 180         45,274
     Options terminated
       in closing purchase
       transactions                 (144)       (30,947)
     Options exercised               (17)        (2,414)
     Options expired                 ---            ---
                                    ----        -------
     Outstanding at
       September 30, 2002             19        $11,913
                                    ====        =======

For Science and Technology Fund, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       March 31, 2002                 95     $   28,804
     Options written               9,199      1,882,181
     Options terminated
       in closing purchase
       transactions               (5,215)      (783,243)
     Options exercised                ---            ---
     Options expired              (1,236)      (172,741)
                                   -----     ----------
     Outstanding at
       September 30, 2002          2,843     $  955,001
                                   =====     ==========

For Science and Technology Fund, transactions in put options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       March 31, 2002                ---       $    ---
     Options written               3,490        529,228
     Options terminated
       in closing purchase
       transactions               (2,257)      (377,663)
     Options exercised              (269)       (27,707)
     Options expired                 ---            ---
                                   -----       --------
     Outstanding at
       September 30, 2002            964       $123,858
                                   =====       ========


NOTE 7 -- Futures

The Corporation may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Corporation is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Corporation each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Corporation as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Corporation uses futures to attempt to reduce the overall risk of its investments.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
W&R Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Asset Strategy Fund, Core Equity Fund, High Income Fund, International Growth Fund, Large Cap Growth Fund, Limited-Term Bond Fund, Mid Cap Growth Fund, Money Market Fund, Municipal Bond Fund, Science and Technology Fund, Small Cap Growth Fund and Tax-Managed Equity Fund (collectively the "Funds") comprising W&R Funds, Inc. as of September 30, 2002, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended March 31, 2002, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising W&R Funds, Inc. as of September 30, 2002, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and the fiscal year ended March 31, 2002, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
November 8, 2002

DIRECTORS
Keith A. Tucker, Chairman of the Board
James M. Concannon
John A. Dillingham
David P. Gardner
Linda K. Graves
Joseph Harroz, Jr.
John F. Hayes
Robert L. Hechler
Henry J. Herrmann
Glendon E. Johnson
Frank J. Ross, Jr.
Eleanor B. Schwartz
Frederick Vogel III

OFFICERS
Henry J. Herrmann, President
Michael L. Avery, Vice President
Bryan J. Bailey, Vice President
Daniel P. Becker, Vice President
Theodore W. Howard, Vice President and Treasurer
Thomas A. Mengel, Vice President
Barry M. Ogden, Vice President
Kristen A. Richards, Vice President and Secretary
Louise D. Rieke, Vice President
Grant P. Sarris, Vice President
Daniel C. Schulte, Vice President
Kimberly A. Scott, Vice President
Zachary H. Shafran, Vice President
W. Patrick Sterner, Vice President
Mira Stevovich, Vice President
Michael D. Strohm, Vice President
Daniel J. Vrabac, Vice President
James D. Wineland, Vice President

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

W&R Funds, Inc.

Asset Strategy Fund
Core Equity Fund
High Income Fund
International Growth Fund
Large Cap Growth Fund
Limited-Term Bond Fund
Mid Cap Growth Fund
Money Market Fund
Municipal Bond Fund
Science and Technology Fund
Small Cap Growth Fund
Tax-Managed Equity Fund









------------------------------------

FOR MORE INFORMATION:
Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CLIENT SERVICES
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888) WADDELL
  (888) 923-3355

Our INTERNET address is:
  http://www.waddell.com

WRR3000SA(9-02)


For more complete information regarding any of the mutual funds in W&R Funds, Inc., including charges and expenses, please obtain the Corporation's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.